UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2013

Item 1:	Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Income Fund

High Yield Municipal Bond Fund

California Tax Free Income Fund

New Jersey Tax Free Income Fund

New York Tax Free Income Fund

For the fiscal year ended September 30, 2013

Table of Contents

1	A Letter to Shareholders

8	Investment Comparisons

16	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

25	Short Duration Tax Free Fund

40	Intermediate Tax Free Fund

62	AMT Free Municipal Bond Fund

72	National Tax Free Fund

86	High Yield Municipal Bond Fund

102	California Tax Free Fund

108	New Jersey Tax Free Fund

113	New York Tax Free Fund

120	Footnotes to Schedules of Investments

122	Statements of Assets and Liabilities

126	Statements of Operations

128	Statements of Changes in Net Assets

134	Financial Highlights

169	Notes to Financial Statements

187	Report of Independent Registered Public Accounting Firm

188	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund
Annual Report

For the fiscal year ended September 30, 2013

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended September 30, 2013. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Municipal Bond Market Review

The municipal bond market for the 12-month period experienced a high degree of volatility. After a relatively calm first six months, municipal bonds suffered erratic investor demand. Historically, the municipal and Treasury markets have tended to move in tandem; however, municipal bonds recently underperformed particularly in longer securities, and their yields are currently above those of Treasury securities across most maturities.

Municipal bond issuance for the calendar year-to-date period ended August 31, 2013, totaled approximately $229 billion, a more than 10% decrease in issuance compared with the year-ago period. As interest rates increased, refunding issuance declined approximately 20% as municipalities could no longer gain the same economic advantage from refunding outstanding bonds.

Municipal bond outflows intensified during the second half of the period. The municipal yield curve steepened as investors became concerned that the U.S. Federal Reserve might eventually slow its pace of asset purchases of Treasury and mortgage-backed securities, even though the Federal Open Market Committee decided, in September 2013, that it would refrain from doing so for the time being.

Despite numerous negative headlines regarding a few large municipalities, municipal bond defaults have remained exceedingly rare within the investment-grade segment of the market. There were, admittedly, pockets of distress in the municipal bond market, but the general trend has been one of an improving credit profile supported by appreciating home prices and rising state and local tax revenues. This prompted Moody’s to revise their U.S. states sector outlook to “stable” after five years of “negative” outlooks. Unemployment began the period at 7.8% before dropping to 7.3% by August, the lowest level since December of 2008.

The table below shows each Fund’s performance relative to its benchmark for the year ended September 30, 2013.

	Class A Shares @ NAV 9/30/2013 12-Mo. Return	Lipper Funds Average[1]	Barclays Muni Bond Index[2]	Barclays 1-15 Yr. Muni Bond Index[3]	Barclays High Yield Muni Bond Index[4]	Barclays Muni Bond Short 1-5 Yr. Index[5]
Short Duration Tax Free Fund	-0.28%	-0.07%	—	—	—	0.57%
Intermediate Tax Free Fund	-1.99	-1.97	—	-0.95%	—	—
AMT Free Municipal Bond Fund	-4.88	-3.44	-2.21%	—	—	—
National Tax Free Fund	-4.40	-3.44	-2.21	—	—	—
High Yield Municipal Bond Fund	-4.11	-4.50	—	—	-1.54%	—
California Tax Free Fund	-2.51	-2.98	-2.21	—	—	—
New Jersey Tax Free Fund	-4.85	-4.46	-2.21	—	—	—
New York Tax Free Fund	-3.80	-4.61	-2.21	—	—	—

Short Duration Tax Free Fund

The Short Duration Tax Free Fund underperformed its benchmark, the Barclays Municipal Bond Short 1-5 Year Index,5 during the 12-month period. The Fund’s bonds with maturities longer than five years underperformed, as rising interest rates negatively affected most longer bond maturities. The Fund’s exposure to bonds shorter than five years performed better as demand was strong from investors seeking to avoid any interest rate risk. The Fund’s overweight to bonds rated ‘BBB’ and lower detracted from relative performance. Among the sectors, electric revenue bonds detracted the most from absolute performance, while government lease appropriation obligations was the Fund’s best contributing sector.

Intermediate Tax Free Fund

The Intermediate Tax Free Fund underperformed its benchmark, the Barclays 1-15 Year Municipal Bond Index,3 during the 12-month period. The Fund’s exposure to longer-maturity bonds detracted from absolute performance, as rising interest rates negatively affected most longer bond maturities along the yield curve. The Fund’s exposure to shorter-maturity bonds contributed the most to absolute performance as demand was strong from investors seeking to avoid any interest rate risk. Furthermore, the Fund’s overweight to lower-quality bonds detracted from relative performance, as demand remained stronger for higher-quality securities relative to lower-quality securities. Among the sectors, state general obligation bonds were among the performance laggards, while tobacco bonds provided the strongest returns on an absolute basis.

AMT Free Municipal Bond Fund

The AMT Free Municipal Bond Fund underperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. The Fund’s exposure to longer-maturity bonds detracted from absolute performance, as rising interest rates negatively affected longer-maturity bonds. The Fund’s exposure to shorter-maturity bonds contributed to absolute performance, as demand was strong from investors seeking to avoid any interest rate risk. Furthermore, the Fund’s exposure to lower-quality bonds detracted from absolute performance, as demand remained stronger for higher-quality securities relative to lower-quality securities. Among the sectors, state general obligation bonds were among the performance laggards, while tobacco bonds provided the strongest returns on an absolute basis.

National Tax Free Fund

The National Tax Free Fund underperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. The Fund’s exposure to longer-maturity bonds detracted from absolute performance, as rising interest rates negatively affected longer-maturity bonds. The Fund’s exposure to shorter-maturity bonds contributed to absolute performance, as demand was strong from investors seeking to avoid interest rate risk. Furthermore, the Fund’s overweight to bonds rated ‘BBB’ and lower detracted from relative performance, as demand remained stronger for higher-quality securities relative to lower-quality securities. Among the sectors, state general obligation bonds were among the performance laggards, while tobacco bonds provided the strongest returns on an absolute basis.

High Yield Municipal Bond Fund

The High Yield Municipal Bond Fund underperformed its benchmark, the Barclays High Yield Municipal Bond Index,4 during the 12-month period. The Fund’s exposure to longer-maturity bonds detracted from absolute performance, as rising interest rates negatively affected longer-maturity bonds. The Fund’s exposure to shorter-maturity bonds contributed to absolute performance, as demand was strong from investors seeking to avoid any interest rate risk. Furthermore, the Fund’s exposure to bonds rated ‘BBB’ detracted from absolute performance, as demand remained stronger for higher-quality securities relative to lower-quality securities. Among the sectors, state general obligation bonds were among the performance laggards, while tobacco bonds provided the strongest contribution to returns on an absolute basis.

California Tax Free Fund

The California Tax Free Fund underperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. The Fund’s exposure to bonds in the 20- to 24-year range and to bonds rated ‘BBB’ detracted from absolute performance. Long bonds were most negatively impacted by rising interest rates across most fixed income markets while lower quality bonds faced significantly reduced demand. The Fund’s exposure to shorter-maturity bonds contributed to absolute performance, as demand was strong from investors who sought to avoid any interest rate risk. Within the sectors, state general obligation bonds were among the performance laggards, while special tax bonds contributed the most to absolute performance.

General obligation debt issued by the State of California was rated ‘A1’ by Moody’s and ‘A’ by Standard & Poor’s, as of September 30, 2013. During the period, California’s bonds were upgraded to ‘A’ from ‘A-’ by Standard & Poor’s. In-state demand for California bonds remained strong due to approved tax increases from the end of 2012 that helped strengthen the state budget.

Although California’s unemployment rate is higher than the unemployment rate in most other states, it boasts a gross domestic product (GDP) of $2 trillion. The state’s economy continues to have the benefit of a well-educated work force and above-average share of jobs in the professional/business services, and information industries, due in part to the state’s leadership in technology and film.

New Jersey Tax Free Fund

The Fund underperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. The Fund’s exposure to bonds longer than 16 years detracted from absolute performance as long bonds were most negatively impacted by rising interest rates in most fixed income markets. The Fund’s exposure to shorter-maturity bonds contributed to absolute performance as demand was strong from investors seeking to avoid any interest rate risk. Furthermore, the Fund’s exposure to bonds rated ‘BBB’ detracted from absolute performance. Within the sectors, government lease appropriation bonds were among the performance laggards, while airline bonds contributed the most to absolute performance.

General obligation debt issued by the State of New Jersey was rated ‘Aa3’ by Moody’s and ‘AA-’ by Standard & Poor’s, as of September 30, 2013. Standard & Poor’s maintained its “negative” outlook due to the state’s overly optimistic revenue targets.

New Jersey’s unemployment rate remains elevated. As of August 2013, the Bureau of Labor Statistics reported the unemployment rate at 8.5% for the state, well above the 7.3% national average. New Jersey’s high investment-grade ratings do, however, reflect a strong economic base and high wealth levels.

New York Tax Free Fund

The Fund underperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. The Fund’s exposure to bonds in the 20- to 24-year range and to bonds rated ‘BBB’ detracted from absolute performance. Long bonds were most negatively impacted by rising interest rates across most fixed income markets while lower quality bonds faced significantly reduced demand. The Fund’s exposure to shorter-maturity bonds contributed to absolute performance, as demand was strong from investors seeking to avoid any interest rate risk. Within the sectors, electric revenue bonds were among the performance laggards, while tobacco bonds were among the best performing sectors on an absolute basis.

General obligation debt issued by the State of New York was rated ‘Aa2’ by Moody’s and ‘AA’ by Standard & Poor’s, as of September 30, 2013.

As of September 30, 2013, New York’s unemployment rate lagged the unemployment rates in most other states. The Bureau of Labor Statistics reported the unemployment rate at 7.6% for the state, slightly above the 7.3% national average. New York is one of nine states to have regained all of the private sector jobs lost during the recession.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance, calculates fund rankings and is a global leader in benchmarking and classifying mutual funds. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

2 The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. Bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

3 The Barclays 1-15 Year Municipal Bond Index is the 1-15 year component of the Municipal Bond index. The Barclays Municipal Bond Index is a rules-based, market value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, Standard & Poor’s, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

4 The Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds. The Barclays High Yield Municipal Bond Index is a subset of the Barclays Municipal Bond Index; a rules-based, market value-weighted index engineered for the long-term tax-exempt bond market.

5 The Barclays Municipal Bond Short 1-5 Year Index is the Muni Short 1-5 year component of the Municipal Bond index. The Barclays Municipal Bond Index is a rules-based, market value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, Standard & Poor’s, or Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2013. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities.

Because the Funds’ portfolios are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index: 1 Year (1-2), Barclays Municipal Bond Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. Because the Fund believes that the Barclays Municipal Bond Short 1-5 Year Index is more accurately reflective of the Fund’s investment strategies than the Barclays Municipal Bond Index: 1 Year (1-2), the Fund is adding the Barclays Municipal Bond Short 1-5 Year Index to this annual report and will delete the Barclays Municipal Bond Index: 1 Year (1-2) from its next annual report. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2013

	1 Year	Life of Class
Class A4	-2.53%	2.36%
Class C5	-1.92%	2.10%
Class F6	-0.18%	2.95%
Class I7	-0.08%	3.05%

Standardized Yield for the Period Ended September 30, 2013

Class A	Class C	Class F	Class I
0.97%	0.34%	1.08%	1.16%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2013, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008.

5 Class C shares commenced operations on December 12, 2008. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began December 31, 2008. Performance for other periods is at net asset value.

6 Class F shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008. Performance is at net asset value.

7 Class I shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008. Performance is at net asset value.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index: 7 Year (6-8) and the Barclays 1-15 Year Municipal Bond Index assuming reinvestment of all dividends and distributions. Because the Fund believes that the Barclays 1-15 Year Municipal Bond Index is more accurately reflective of the Fund’s investment strategies than the Barclays Municipal Bond Index: 7 Year (6-8), the Fund is adding the Barclays 1-15 Year Municipal Bond Index to this annual report and will delete the Barclays Municipal Bond Index: 7 Year (6-8) from its next annual report. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	-4.17%	5.25%	3.76%	—
Class B4	-7.55%	4.58%	3.36%	—
Class C5	-3.61%	5.01%	3.25%	—
Class F6	-1.89%	5.85%	—	4.94%
Class I7	-1.89%	—	—	5.37%
Class P8	-2.32%	5.50%	3.78%	—

Standardized Yield for the Period Ended September 30, 2013

Class A	Class B	Class C	Class F	Class I	Class P
2.92%	2.20%	2.34%	3.08%	3.18%	2.75%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

3 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2013, is calculated using the SEC required uniform method to compute such return. The Class A share inception date is June 30, 2003.

4 Class B shares were first offered on June 30, 2003. Performance reflects the deduction of CDSC of 5% for 1 year, 2% for 5 years and 0% for the life of the Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5 Class C shares were first offered on June 30, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

8 Class P shares were first offered on June 30, 2003. Performance is at net asset value.

AMT Free Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2013

	1 Year	Life of Class
Class A4	-7.03%	3.43%
Class C5	-6.44%	3.43%
Class F6	-4.78%	4.34%
Class I7	-4.65%	4.49%

Standardized Yield for the Period Ended September 30, 2013

Class A	Class C	Class F	Class I
4.37%	3.76%	4.65%	4.57%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2013, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010.

5 Class C shares Commenced operations on October 26, 2010. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began October 29, 2010. Performance for other periods is at net asset value.

6 Class F shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010. Performance is at net asset value.

7 Class I shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010. Performance is at net asset value.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A4	-6.59%	6.23%	3.51%	—
Class B5	-9.80%	5.52%	3.14%	—
Class C6	-5.94%	5.99%	3.07%	—
Class F7	-4.31%	6.79%	—	4.11%
Class I8	-4.23%	—	—	4.81%

Standardized Yield for the Period Ended September 30, 2013

Class A	Class B	Class C	Class F	Class I
4.37%	3.68%	3.83%	4.56%	4.66%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2013, is calculated using the SEC required uniform method to compute such return.

5 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B sharess automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8 Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays High Yield Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2013

	1 Year	5 Years	Life of Class
Class A4	-6.23%	3.79%	1.47%
Class C5	-5.55%	3.59%	1.32%
Class F6	-4.01%	4.35%	0.61%
Class I7	-3.92%	—	3.81%
Class P8	-4.29%	4.04%	1.73%

Standardized Yield for the Period Ended September 30, 2013

Class A	Class C	Class F	Class I	Class P
5.33%	4.83%	5.56%	5.60%	5.24%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged indexes does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Indexes and average are calculated from December 31, 2004 to September 30, 2013.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2013, is calculated using SEC required uniform method to compute such return. The Class A inception date is December 30, 2004.

5 Class C shares were first offered on December 30, 2004. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

8 Class P shares were first offered on December 30, 2004. Performance is at net asset value.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A5	-4.73%	5.60%	3.41%	—
Class C6	-4.09%	5.39%	2.99%	—
Class F7	-2.42%	6.20%	—	3.86%
Class I8	-2.40%	—	—	7.91%

Standardized Yield for the Period Ended September 30, 2013

Class A	Class C	Class F	Class I
3.84%	3.28%	4.12%	4.02%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

3 The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2013, is calculated using the SEC required uniform method to compute such return.

6 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8 Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A5	-7.05%	4.92%	2.91%	—
Class F6	-4.76%	5.49%	—	3.24%
Class I7	-4.63%	—	—	6.32%

Standardized Yield for the Period Ended September 30, 2013

Class A	Class F	Class I
3.95%	4.26%	4.15%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

3 The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2013, is calculated using the SEC required uniform method to compute such return.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A5	-5.95%	5.68%	3.34%	—
Class C6	-5.36%	5.48%	2.91%	—
Class F7	-3.70%	6.26%	—	3.89%
Class I8	-3.60%	—	—	6.10%

Standardized Yield for the Period Ended September 30, 2013

Class A	Class C	Class F	Class I
3.79%	3.22%	4.06%	3.97%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

3 The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5 Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2013, is calculated using the SEC required uniform method to compute such return.

6 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8 Class I shares commenced operations and performance for the Class began on January 30, 2011. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 through September 30, 2013).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/13 – 9/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/13	9/30/13	4/1/13 - 9/30/13
Class A
Actual	$1,000.00	$991.60	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.19
Class C
Actual	$1,000.00	$988.40	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.59	$6.53
Class F
Actual	$1,000.00	$992.10	$2.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.39	$2.69
Class I
Actual	$1,000.00	$992.60	$2.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$2.18

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.63% for Class A, 1.29% for Class C, 0.53% for Class F and 0.43% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	9.52%
AA+	8.59%
AA	16.47%
AA-	16.85%
A+	12.95%
A	10.32%
A-	6.47%
BBB+	4.42%
BBB	6.62%

Credit Rating:
S&P or Moody’s(a)	%*
BBB-	1.77%
BB+	1.49%
BB	0.40%
BB-	0.27%
B+	0.26%
B3	0.10%
NR	3.50%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/13	9/30/13	4/1/13 - 9/30/13
Class A
Actual	$1,000.00	$965.60	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.50
Class B
Actual	$1,000.00	$961.70	$7.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.58	$7.54
Class C
Actual	$1,000.00	$963.20	$6.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.93
Class F
Actual	$1,000.00	$967.00	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.99
Class I
Actual	$1,000.00	$966.60	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.61	$2.48
Class P
Actual	$1,000.00	$964.40	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.71

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.69% for Class A, 1.49% for Class B, 1.37% for C, 0.59% for Class F, 0.49% for Class I and 0.93% for Class P) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	6.56%
AA+	5.96%
AA	10.44%
AA-	11.77%
A+	17.61%
A	11.17%
A-	8.54%
BBB+	4.32%
BBB	5.79%
BBB-	5.89%

Credit Rating:
S&P or Moody’s(a)	%*
BB+	2.00%
BB	0.85%
BB-	0.71%
B+	0.87%
B	1.87%
B-	1.80%
NR	3.85%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/13	9/30/13	4/1/13 - 9/30/13
Class A
Actual	$1,000.00	$931.10	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$3.04
Class C
Actual	$1,000.00	$927.70	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.38	$6.73
Class F
Actual	$1,000.00	$931.60	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.55	$2.54
Class I
Actual	$1,000.00	$931.90	$1.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.03	$2.03

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.33% for Class C, 0.50% for Class F and 0.40% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.56%
AA+	0.78%
AA	6.41%
AA-	13.55%
A+	14.33%
A	14.37%
A-	11.86%
BBB+	4.79%
BBB	10.53%
BBB-	8.44%

Credit Rating:
S&P or Moody’s(a)	%*
BB+	5.25%
BB	1.48%
BB-	0.51%
B+	0.70%
B	0.88%
B-	1.77%
CC	0.06%
NR	3.73%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/13	9/30/13	4/1/13 - 9/30/13
Class A
Actual	$1,000.00	$933.40	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.95
Class B
Actual	$1,000.00	$929.20	$7.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.14	$7.99
Class C
Actual	$1,000.00	$930.40	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.28
Class F
Actual	$1,000.00	$933.80	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class I
Actual	$1,000.00	$934.30	$2.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.17	$2.94

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.44% for Class C, 0.68% for Class F and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.23%
AA+	5.52%
AA	10.29%
AA-	12.80%
A+	15.39%
A	7.56%
A-	10.79%
BBB+	5.12%
BBB	6.98%
BBB-	6.95%

Credit Rating:
S&P or Moody’s(a)	%*
BB+	2.91%
BB	1.80%
BB-	1.21%
B+	0.59%
B	1.95%
B-	1.38%
CC	0.32%
NR	6.21%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/13	9/30/13	4/1/13 - 9/30/13
Class A
Actual	$1,000.00	$914.90	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.67	$4.46
Class C
Actual	$1,000.00	$912.80	$7.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.41	$7.74
Class F
Actual	$1,000.00	$916.20	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.18	$3.90
Class I
Actual	$1,000.00	$916.70	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.40
Class P
Actual	$1,000.00	$914.80	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.58	$5.62

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.88% for Class A, 1.53% for Class C, 0.77% for Class F, 0.67% for Class I and 1.11% for Class P) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.59%
AA+	1.54%
AA	3.96%
AA-	1.07%
A+	0.56%
A	2.83%
A-	3.44%
BBB+	3.37%
BBB	5.39%
BBB-	9.98%
BB+	7.32%
BB	5.37%

Credit Rating:
S&P or Moody’s(a)	%*
BB-	3.27%
B+	1.61%
B	8.83%
B-	7.71%
CCC	0.95%
CC	0.02%
C	0.00%**
D	0.24%
NR	31.95%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/13	9/30/13	4/1/13 - 9/30/13
Class A
Actual	$1,000.00	$953.80	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.20
Class C
Actual	$1,000.00	$949.80	$7.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.54
Class F
Actual	$1,000.00	$954.30	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.70
Class I
Actual	$1,000.00	$953.90	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$3.24

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.83% for Class A, 1.49% for Class C, 0.73% for Class F and 0.64% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.01%
AA+	3.05%
AA	10.87%
AA-	17.78%
A+	18.86%
A	17.33%
A-	8.13%
BBB+	2.67%
BBB	4.50%
BBB-	3.57%

Credit Rating:
S&P or Moody’s(a)	%*
BB+	2.47%
BB	1.43%
BB-	0.38%
B+	0.19%
B	1.42%
B-	1.70%
NR	3.64%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/13	9/30/13	4/1/13 - 9/30/13
Class A
Actual	$1,000.00	$939.30	$4.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.20
Class F
Actual	$1,000.00	$939.70	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.70
Class I
Actual	$1,000.00	$940.40	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.14

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.83% for Class A, 0.73% for Class F and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	4.53%
AA+	3.11%
AA	2.81%
AA-	13.79%
A+	29.10%
A	10.46%
A-	4.29%
BBB+	9.45%
BBB	2.72%

Credit Rating:
S&P or Moody’s(a)	%*
BBB-	6.89%
BB+	0.60%
Ba2	1.04%
B+	2.82%
B	3.88%
NR	4.51%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/13	9/30/13	4/1/13 - 9/30/13
Class A
Actual	$1,000.00	$949.00	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$4.00
Class C
Actual	$1,000.00	$946.60	$7.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.78	$7.33
Class F
Actual	$1,000.00	$949.50	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.50
Class I
Actual	$1,000.00	$950.80	$2.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.99

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.79% for Class A, 1.45% for Class C, 0.69% for Class F and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	12.64%
AA+	4.92%
AA	11.53%
AA-	24.34%
A+	3.92%
A	7.11%
A-	10.38%
BBB+	3.50%
BBB	2.69%
BBB-	7.76%

Credit Rating:
S&P or Moody’s(a)	%*
BB+	2.39%
BB	1.66%
BB-	0.62%
B+	0.71%
B	0.64%
B-	0.72%
NR	4.47%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 82.27%

Corporate-Backed 5.71%
Beaver Co IDA—FirstEnergy Rmkt	2.50%		12/1/2041	BBB-	$10,000	$9,658,900
Beaver Co IDA—FirstEnergy Rmkt	2.70%		4/1/2035	BBB-	12,000	11,555,280
Burke Co Dev—GA Power	0.319%	#	1/1/2024	AA-	13,400	11,976,263
Burke Co Dev—GA Power	1.75%		12/1/2049	A	15,000	15,090,300
Burke Co Dev—GA Power	2.40%		1/1/2040	A	6,505	6,194,647
Burke Co Dev—GA Transmission	1.25%		1/1/2052	AA-	7,250	7,306,768
CA Poll Ctl—Waste Mgmt	2.00%		2/1/2019	BBB	4,000	4,049,120
Charles City Co EDA—Waste Mgmt	3.125%		2/1/2029	BBB	5,000	5,129,350
Citizens Property Insurance Corp	4.25%		6/1/2017	A+	2,690	2,927,419
Citizens Property Insurance Corp	5.00%		6/1/2015	A+	15,275	16,315,533
Citizens Property Insurance Corp	5.00%		6/1/2018	A+	8,000	9,051,360
Citizens Property Insurance Corp	5.50%		6/1/2017	A+	3,365	3,828,495
Coconino Co Poll Ctl—AZ Pub Svc	5.50%		6/1/2034	BBB+	2,000	2,064,140
Farmington Poll Ctl—So Cal Edison	2.875%		4/1/2029	A1	7,500	7,721,625
Gloucester Co Impt Auth—Waste Mgmt	2.125%		12/1/2029	BBB	4,500	4,438,890
Gulf Coast Waste Disp—US Steel	5.75%		9/1/2017	BB-	6,850	7,066,871
Mobile Indl Poll Ctl—AL Power Co Rmkt	1.65%		6/1/2034	A	3,000	3,015,120
Navajo Co Poll Ctl—AZ Pub Svc	1.25%		6/1/2034	Baa1	6,000	6,024,360
NY Env Facs—Waste Mgmt	2.75%		7/1/2017	BBB	1,000	1,009,930
St Charles Parish—Valero Energy	4.00%		12/1/2040	BBB	2,000	1,995,280
Valdez Marine Term—BP Rmkt	5.00%		1/1/2018	A	10,000	11,332,400
Total						147,752,051

Education 6.18%
AZ Brd Regents COP—Univ of AZ	4.00%		6/1/2017	AA-	2,050	2,249,547
AZ Brd Regents COP—Univ of AZ	4.00%		6/1/2018	AA-	2,140	2,366,712
AZ Brd Regents COP—Univ of AZ	5.00%		6/1/2017	AA-	5,750	6,514,750
AZ Brd Regents COP—Univ of AZ	5.00%		6/1/2018	AA-	3,215	3,699,340
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,916,450
Cleveland State Univ	5.00%		6/1/2018	A+	1,000	1,142,910
Cleveland State Univ	5.00%		6/1/2019	A+	1,265	1,453,257
Curators Univ Sys	5.00%		11/1/2019	AA+	5,000	5,904,550
Harris Co Cultural Ed—Baylor Clg / Med	1.12%	#	11/15/2045	A-	10,000	10,011,300
Hudson Co BAN	1.00%		12/6/2013	NR	25,000	25,030,000
IL Ed Facs—Univ of Chicago	1.875%		7/1/2036	Aa1	5,250	5,341,140
MA DFA—Boston Univ	2.875%		10/1/2014	A1	1,595	1,637,858

See Notes to Financial Statements.	25

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
MA Hlth & Ed—Amherst Clg	1.70%		11/1/2038	Aaa	$4,850	$4,921,586
NC Cap Facs—High Point Univ	4.00%		5/1/2016	BBB+	1,770	1,835,862
NC Cap Facs—High Point Univ	4.00%		5/1/2017	BBB+	2,785	2,901,831
NC Cap Facs—High Point Univ	5.00%		5/1/2018	BBB+	1,640	1,774,906
NJ Ed Facs—Univ Med & Dent	5.50%		12/1/2013	NR	1,000	1,008,630
NY Dorm—CUNY (NPFGC)(FGIC)	5.00%		7/1/2015	AA-	1,565	1,687,446
NY Dorm—St Johns Univ ETM (NPFGC)	5.00%		7/1/2014	A	2,000	2,071,520
NY Dorm—St Lawrence Univ	5.00%		7/1/2014	A2	4,000	4,143,040
NYC Cultural—Julliard Sch(b)	2.10%		4/1/2036	AA	14,000	14,388,780
PR Indl Tourist—Inter American Univ	4.00%		10/1/2014	A-	500	506,925
PR Indl Tourist—Inter American Univ	5.00%		10/1/2015	A-	800	821,992
PR Indl Tourist—Inter American Univ	5.00%		10/1/2016	A-	1,000	1,029,380
PR Indl Tourist—Inter American Univ	5.00%		10/1/2018	A-	2,500	2,564,350
SC Ed Facs Auth—Furman Univ	4.00%		10/1/2015	A1	1,000	1,057,460
Univ of Delaware	0.70%		11/1/2037	AA+	8,175	8,094,149
Univ of North Carolina—Chapel Hill	0.872%	#	12/1/2041	Aaa	25,000	25,077,750
Univ of Texas	4.00%		8/15/2014	AAA	1,000	1,032,890
Univ of Texas	5.00%		7/1/2014	AAA	1,400	1,449,966
Univ Sys of MD	1.25%		7/1/2023	AA+	8,100	7,866,153
Wayne State Univ	5.00%		11/15/2015	Aa2	3,975	4,304,527
Total						159,806,957

General Obligation 17.36%
AK Muni Bond Bank	3.00%		3/1/2014	Aa2	1,000	1,011,580
Bedford Park GO (AG)	5.00%		12/1/2013	AA-	1,275	1,283,045
CA State GO	5.00%		9/1/2018	A1	3,750	4,384,613
CA State GO	5.00%		9/1/2018	A1	7,500	8,769,225
CA State GO	5.00%		9/1/2018	A1	8,050	9,412,301
CA State GO	5.00%		11/1/2018	A1	12,150	14,234,454
CA State GO	5.00%		9/1/2020	A1	10,000	11,821,100
CA State GO	5.00%		10/1/2018	A1	6,595	7,719,052
CA State GO	5.50%		4/1/2019	A1	8,715	10,430,025
CA State GO	6.00%		4/1/2019	A1	2,500	3,057,225
Carmel Sch Bld Corp (AGM)	4.75%		7/15/2019	AA	6,105	6,668,369
Centennial Auth (AG)	5.00%		9/1/2014	Aa2	3,460	3,579,059
Chicago Brd Ed	5.00%		12/1/2014	A+	2,255	2,378,551
Chicago GO	5.25%		1/1/2022	A+	5,135	5,328,127
Chicago GO (AGM)	5.00%		1/1/2017	AA-	9,000	9,341,280

26	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
Clark Co Sch Dist Ltd Tax	5.00%		6/15/2016	AA-	$7,500	$8,297,100
Cook Co GO	5.00%		11/15/2017	AA	5,010	5,611,551
Cook Co GO (AMBAC)	5.00%		11/15/2014	AA	1,000	1,036,870
Cook Co Sch Dist #99—Cicero (AGM)	5.00%		12/1/2014	Aa3	1,690	1,768,230
CT State GO	5.00%		8/15/2021	AA	5,000	5,914,950
CT State GO (SIFMA)	0.99%	#	5/15/2018	AA	4,000	4,015,720
Cumberland Co COP	4.00%		12/1/2014	AA	3,500	3,637,865
Detroit—State Aid GO	5.00%		11/1/2015	AA	6,775	7,090,444
Douglas Co Sch Dist #206— Eastmont (NPFGC)	5.00%		12/1/2014	Aa1	1,000	1,049,030
Douglas Co SD	4.00%		11/15/2018	Aa1	5,085	5,690,166
FL St Dept Trans	5.00%		7/1/2020	AAA	9,330	11,055,210
Frederick Co GO	4.00%		8/1/2018	AA+	6,820	7,621,214
Guam GO	5.75%		11/15/2014	B+	1,740	1,767,388
Hawaii Co GO (AMBAC)	5.00%		7/15/2014	Aa2	1,750	1,815,713
HI State GO	5.00%		11/1/2021	AA	5,000	5,945,300
Honolulu City & Co GO (NPFGC)	5.00%		7/1/2014	Aa1	2,475	2,563,704
Houston GO	5.00%		3/1/2018	AA	7,365	8,526,019
IL State GO	5.00%		8/1/2016	A-	7,000	7,651,210
IL State GO	5.00%		10/1/2017	A-	4,575	4,590,463
IL State GO	5.00%		7/1/2017	A-	6,000	6,616,380
IL State GO (AGM)	5.50%		5/1/2016	AA-	7,000	7,697,830
Kane Cook & Du Page Co Sch Dist #46	4.00%		1/1/2015	AA-	9,450	9,845,293
Kansas City MO GO	4.00%		2/1/2018	AA	9,000	9,975,150
Katy ISD PSF GTD	0.772%	#	8/15/2036	AAA	20,000	20,089,600
Madison Co CUSD #2—Triad (NPFGC)	5.25%		1/1/2015	A+	2,035	2,111,740
Maricopa Co Sch Dist #11—Peoria USD (AGM)	5.00%		7/1/2014	AA-	70	72,487
Miami Dade Co GO	4.25%		10/1/2017	Aa2	6,320	7,027,777
MN State GO	5.00%		8/1/2014	AA+	1,200	1,247,820
MS Dev Bank—Marshall Co	5.00%		1/1/2018	AA-	2,225	2,522,438
Newark BAN	2.00%		12/11/2013	NR	3,360	3,364,234
NJ State GO	5.00%		6/1/2019	AA-	13,400	15,705,604
NYC GO	5.00%		8/1/2019	AA	5,585	6,525,626
NYC GO	5.00%		8/1/2017	AA	5,890	6,741,458
NYC GO	5.00%		8/1/2021	AA	7,410	8,713,641
NYC GO(c)	5.00%		8/1/2019	AA	14,885	17,391,932
NYC GO	5.00%		8/1/2018	AA	10,000	11,603,700

See Notes to Financial Statements.	27

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
OH State GO	5.00%		9/15/2014	AA+	$8,525	$8,914,848
OH State GO	5.00%		9/15/2018	AA+	6,200	7,244,390
OH State GO	5.35%		8/1/2014	AA+	1,000	1,042,740
PA State GO	5.00%		11/15/2017	AA	10,000	11,552,300
PA State GO	5.00%		2/15/2015	AA	11,400	12,133,476
Pittsburgh PA Sch District	4.00%		9/1/2018	Aa3	7,090	7,788,365
PR Comwlth GO (FGIC)	5.50%		7/1/2014	Baa3	4,025	4,025,201
Ramsey Co	5.00%		2/1/2016	AAA	4,785	5,285,032
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	5,500	5,816,470
RI State GO	5.00%		8/1/2017	AA	5,000	5,656,500
RI State GO	5.00%		8/1/2018	AA	5,000	5,716,600
San Francisco City & Co GO	5.00%		6/15/2018	Aa1	8,725	10,222,559
Shelby Co GO	4.75%		3/1/2018	AA+	5,525	6,334,412
Socorro ISD PSF GTD	5.00%		8/15/2014	AAA	1,000	1,041,540
South San Francisco USD	4.00%		6/15/2018	NR	6,165	6,767,629
Virgin Islands PFA—Tobacco & Liq Tax	5.00%		10/1/2014	BBB	2,750	2,863,053
WA State GO	5.00%		2/1/2019	AA+	5,640	6,606,019
Waterbury GO (AG)	4.00%		9/1/2014	AA-	1,700	1,751,646
Williamson Co GO	4.00%		2/15/2018	AAA	3,000	3,341,370
Woonsocket GO	7.125%		6/15/2016	B3	2,610	2,674,650
Total						449,097,663

Health Care 11.09%
Abag Fin Auth—Episcopal Senior	2.50%		7/1/2019	BBB	2,625	2,601,323
Alachua Co Hlth—Bonita Springs	7.125%		11/15/2016	NR	4,500	4,552,920
Allegheny Co Hsp—Univ Pitt Med	5.00%		9/1/2014	Aa3	9,440	9,854,038
AZ Hlth Facs—Phoenix Childrens Hsp	1.92%	#	2/1/2048	BBB+	11,500	11,283,110
CA Fin Auth—Cmnty Hsps COP	5.00%		2/1/2014	BBB	1,220	1,232,371
CA Hlth—Adventist Hlth W	5.00%		3/1/2014	A	2,000	2,037,320
CA Hlth—Catholic Hlthcare W	5.00%		7/1/2027	A	3,500	3,617,110
CA Hlth—Childrens Hsp Los Angeles	1.87%	#	7/1/2042	BBB+	9,250	9,331,770
CA Hlth—City of Hope	5.00%		11/15/2017	A+	1,050	1,200,234
CA Hlth—Packard Childrens Hsp	1.45%		8/15/2023	AA	3,500	3,500,000
CA Hlth—St Joseph Hlth	5.00%		7/1/2043	AA-	5,000	5,643,450
CA Hlth—St Joseph Hlth	5.00%		7/1/2043	AA-	5,000	5,708,000
CA Hlth—Sutter Hlth	5.00%		8/15/2014	AA-	1,205	1,253,224
CA Stwde—So Cal Presbyterian	5.25%		11/15/2014	BBB-	555	571,006
CA Stwde—Terraces San Joaquin	4.00%		10/1/2018	NR	6,000	5,970,480

28	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Charlotte Meck Hsp—Carolinas Hlth (NPFGC)(IBC)	5.00%	1/15/2015	AA-		$2,275	$2,407,291
Clackamas Co Hsp—Legacy Hlth Sys	5.00%	7/15/2037	A+		2,000	2,057,920
CO Hlth Facs—Catholic Hlth	5.00%	7/1/2039	AA-		5,500	5,792,655
CO Hlth Facs—Evangelical Lutheran	5.00%	6/1/2039	A-		4,900	5,095,412
CO Hlth Facs—Total Longterm Care	4.25%	11/15/2015	BBB-	(d)	615	628,985
CT Hlth & Ed—Lawrence Mem Hsp	5.00%	7/1/2018	A+		2,705	3,057,380
CT Hlth & Ed—Lawrence Mem Hsp	5.00%	7/1/2019	A+		2,835	3,205,478
CT Hlth & Ed—Stamford Hsp	5.00%	7/1/2014	A-		2,050	2,112,976
CT Hlth & Ed—Stamford Hsp	5.00%	7/1/2015	A-		1,980	2,108,759
Duluth EDA—St Lukes Hsp	4.75%	6/15/2022	NR		5,000	4,779,700
Gaithersburg Econ Dev—Asbury	5.00%	1/1/2014	BBB	(d)	2,965	2,987,415
Gaithersburg Econ Dev—Asbury	5.00%	1/1/2015	BBB	(d)	2,950	3,038,235
Harris Co Cultural Ed—Methodist Hsp	5.25%	12/1/2013	AA		3,000	3,024,780
HFDC Cent TX—Legacy/Willow Bend	5.25%	11/1/2014	NR		1,195	1,214,610
IA Fin Auth—Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,100,156
IL Fin Auth—Provena Hlth	5.25%	5/1/2015	BBB+		2,000	2,090,860
IL Hlth—Advocate Hlth	4.375%	11/15/2022	AA		3,105	3,188,369
IN Hlth Facs—Ascension Hlth	1.60%	11/15/2036	AA+		11,500	11,525,990
Jackson Co Hospital Fin Auth	4.00%	6/1/2014	A-		3,680	3,756,213
Jackson Co Hospital Fin Auth	4.00%	6/1/2015	A-		3,600	3,764,016
Jackson Co Hospital Fin Auth	4.00%	6/1/2016	A-		2,855	3,020,504
Kaweah Delta Hlth Care Dist	5.00%	6/1/2017	A3		2,000	2,224,980
LA PFA—Christus Hlth	5.00%	7/1/2014	A+		3,000	3,098,100
Lubbock Hlth—St Joseph Hlth	1.125%	7/1/2030	AA-		13,395	13,301,503
MA DFA—Boston Med Ctr	5.00%	7/1/2017	BBB+		2,000	2,191,100
MA DFA—Boston Med Ctr	5.00%	7/1/2018	BBB+		5,090	5,636,564
MA DFA—Groves in Lincoln(e)	6.25%	6/1/2014	NR		3,240	200,880
Med Ctr Ed Bldg Corp—Univ MS Med Ctr	4.00%	6/1/2014	Aa2		1,000	1,023,880
MI Hsp—Ascension Hlth(b)	1.87%	11/1/2027	AA		20,000	19,765,600
MN Agric & Econ Dev—Essentia Hlth Rmkt (AG)	5.00%	2/15/2015	AA-		1,335	1,408,412
MO Hlth & Ed—St Lukes Hlth Sys	5.00%	11/15/2014	A+		2,140	2,231,613
Muskingum Co Hsp Facs—Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,033,180
Muskingum Co Hsp Facs—Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,493,906
Muskingum Co Hsp Facs—Genesis Hlthcare	5.00%	2/15/2020	BB+		1,305	1,321,234
NJ Hlth—Barnabas Hlth	5.00%	7/1/2019	BBB+		10,000	10,975,700
NJ Hlth—St Peters Univ Hsp	5.00%	7/1/2016	BB+		3,160	3,286,210

See Notes to Financial Statements.	29

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth—St Peters Univ Hsp	5.00%	7/1/2017	BB+		$3,850	$4,016,435
NY Dorm—Mental Hlth (NPFGC)(FGIC)	5.00%	8/15/2015	AA-		4,670	4,961,128
Oklahoma Co Fin Auth—Epworth Villa	5.00%	4/1/2023	NR		1,400	1,409,464
Onondaga CDC—St Josephs Hsp	5.00%	7/1/2017	BB+		5,000	5,322,250
Palm Beach Co Hlth—Bethesda Hlthcare (AGM)	5.00%	7/1/2014	AA-		2,420	2,480,597
Philadelphia Hsps—Temple Univ Hlth	5.00%	7/1/2015	BB+		1,500	1,531,545
Philadelphia Hsps—Temple Univ Hlth	5.00%	7/1/2016	BB+		1,500	1,538,925
Philadelphia Hsps—Temple Univ Hlth	5.00%	7/1/2017	BB+		1,500	1,544,745
Philadelphia Hsps—Temple Univ Hlth	5.00%	7/1/2018	BB+		8,385	8,554,545
PR Indl Tourist—Hsp Auxilio Mutuo	5.00%	7/1/2016	A-		3,385	3,476,395
PR Indl Tourist—Hsp Auxilio Mutuo	5.00%	7/1/2017	A-		2,555	2,616,090
Rochester Hlth Care—Mayo Clinic	4.00%	11/15/2038	AA		5,500	6,103,075
San Buenaventura—Cmnty Mem Hlth	5.00%	12/1/2016	BB		1,750	1,833,178
San Buenaventura—Cmnty Mem Hlth	5.25%	12/1/2017	BB		1,750	1,846,723
San Buenaventura—Cmnty Mem Hlth	5.75%	12/1/2018	BB		1,800	1,945,476
Sartell Hlth Care—Country Manor	4.00%	9/1/2020	NR		2,300	2,182,378
SC Jobs EDA—Tuomey Hsp (CIFG)	5.00%	11/1/2013	BB		1,685	1,684,781
SC Jobs EDA—Tuomey Hsp (CIFG)	5.00%	11/1/2014	BB		1,035	1,033,458
SD Hlth & Ed Facs—Rapid City Regl Hsp	5.00%	9/1/2014	A1		1,000	1,039,170
SE Port Auth—Memorial Hlth	5.00%	12/1/2022	NR		3,400	3,353,148
Shelby Co Hlth Ed Hsg—Baptist Mem Hlth	5.00%	9/1/2014	AA-		1,500	1,558,470
Travis Co Hlth—Longhorn Vlg	5.50%	1/1/2017	NR		1,740	1,730,674
Westchester Co Medical	5.00%	11/1/2015	A3		3,215	3,410,954
WI Hlth & Ed—Aurora Hlth	4.75%	8/15/2025	A3		3,000	3,097,080
WI Hlth & Ed—Aurora Hlth	5.125%	8/15/2027	A3		9,000	9,826,920
WI Hlth & Ed—Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-		1,300	1,322,243
Total						286,926,769

Housing 0.13%
CA Stwde—American Baptist	2.40%	10/1/2020	BBB		1,250	1,193,838
WA Hsg—Emerald Heights	3.00%	7/1/2016	A-	(d)	1,020	1,028,017
WA Hsg—Emerald Heights	4.00%	7/1/2018	A-	(d)	1,000	1,030,030
Total						3,251,885

Lease Obligations 10.15%
Anaheim Pub Fin Auth (AGM)	6.00%	9/1/2014	AA-		1,500	1,576,035
Atlanta Dtown Dev—Undg Atlanta (AG)	5.00%	7/1/2014	Aa2		3,500	3,624,915

30	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
CA Pub Wks—Dept Hsps	4.00%		6/1/2017	A2	$2,395	$2,629,950
CA Pub Wks—Dept Hsps	4.00%		6/1/2018	A2	4,790	5,281,598
CA Pub Wks—Various Cap Proj	5.00%		10/1/2014	A2	14,175	14,837,539
CA Pub Wks—Various Cap Proj	5.00%		4/1/2018	A2	2,800	3,212,580
CA Pub Wks—Various Cap Proj	5.00%		11/1/2018	A2	2,000	2,314,480
Cleveland COP—Cleveland Stadium	5.00%		11/15/2014	A	5,320	5,510,296
Cleveland COP—Cleveland Stadium	5.00%		11/15/2015	A	5,420	5,853,871
Erie Co IDA—Sch Facs	5.00%		5/1/2018	AA-	3,000	3,452,760
Golden Empire Schs—Kern HSD	0.37%	#	5/1/2014	NR	11,700	11,700,702
IN Office Bldg Commn—New Castle Corr (NPFGC)(FGIC)	5.25%		7/1/2016	Aa1	1,785	1,966,302
KY Ppty & Bldgs Commn—Proj #82 (AGM)	5.25%		10/1/2014	AA-	5,500	5,767,850
KY Ppty & Bldgs Commn—Proj #83 (AMBAC)	5.00%		10/1/2015	Aa3	6,085	6,623,948
KY Ppty & Bldgs Commn—Proj #88 (NPFGC)(FGIC)	5.00%		11/1/2014	Aa3	2,815	2,955,694
Los Angeles Co Cap Asset Corp	5.00%		6/1/2015	AA-	4,595	4,931,032
Los Angeles Co Cap Asset Corp	5.00%		12/1/2015	AA-	4,195	4,526,489
Los Angeles Co Pub Wks	5.00%		8/1/2019	AA-	1,000	1,145,270
Los Angeles Mun Impt Corp	5.00%		3/1/2018	A+	5,000	5,607,750
Los Angeles Mun Impt Corp	5.00%		3/1/2019	A+	9,500	10,689,685
Los Angeles USD COP	4.00%		12/1/2014	A+	6,360	6,619,615
Los Angeles USD COP	5.00%		10/1/2017	A+	3,000	3,421,890
Los Angeles USD COP	5.00%		10/1/2018	A+	3,000	3,464,340
MA State GO	0.73%	#	2/1/2015	AA+	2,500	2,510,300
Maricopa Co PFC (AMBAC)	5.00%		7/1/2014	AA+	3,000	3,107,520
MI Bldg Auth	5.00%		10/15/2014	Aa3	2,000	2,090,720
MI Fin Auth—Detroit Sch Dist	5.00%		6/1/2016	A+	11,500	12,231,975
Miami Dade Co Entlmt GTD (NPFGC)(FGIC)	5.00%		8/1/2014	Aa3	5,665	5,870,923
MN State Gen Fund	5.00%		3/1/2018	AA	8,000	9,257,440
NJ Ed Facs—Higher Ed Cap Impt (AGM)	5.00%		9/1/2014	AA-	2,975	3,098,760
NJ EDA—Sch Facs	5.00%		3/1/2017	A+	20,000	22,496,800
NJ EDA—Sch Facs	5.25%		3/1/2014	A+	2,625	2,679,443
NJ EDA—Sch Facs Rmkt (AGM)	5.00%		9/1/2020	AA-	1,830	1,909,568
NJ EDA—Sch Facs Rmkt (AGM)	5.00%		9/1/2029	AA-	5,000	5,440,450
NJ State COP—Equip Lease COP	5.00%		6/15/2015	A+	3,150	3,250,926
NJ Trans Trust Fund (AGM)	5.75%		12/15/2014	AA-	2,910	3,100,169
NJ Trans Trust Fund (NPFGC)	5.50%		12/15/2016	A+	1,225	1,398,583

See Notes to Financial Statements.	31

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NY Dorm—Cons Svc Contract	4.00%		7/1/2014	AA-	$1,425	$1,464,829
NY Dorm—Mental Hlth	5.00%		2/15/2014	AA-	7,075	7,199,095
NY Twy Auth	5.00%		4/1/2018	AA-	7,500	8,689,875
Palm Beach Co Sch Brd COP	5.00%		8/1/2032	Aa3	2,500	2,770,700
Philadelphia Redev Auth	5.00%		4/15/2017	A2	1,135	1,251,814
Philadelphia Redev Auth	5.00%		4/15/2018	A2	1,670	1,856,205
PR Pub Bldg Auth GTD	5.75%		7/1/2016	BBB-	4,145	4,042,245
Sacramento USD Rmkt COP (AGM)	3.07%	#	3/1/2040	A3	3,530	3,538,154
Salt Lake Co Mun Bldg Auth	4.00%		12/1/2014	AA+	1,000	1,043,690
San Diego Conv Ctr Fing Auth	4.00%		4/15/2016	A+	1,665	1,774,524
San Diego Conv Ctr Fing Auth	4.00%		4/15/2017	A+	1,250	1,345,950
San Diego Conv Ctr Fing Auth	4.00%		4/15/2018	A+	2,100	2,265,060
San Francisco City & Co COP	5.00%		9/1/2017	AA-	12,640	14,314,294
Santa Clara Co Fin Auth	5.00%		11/15/2014	AA	2,670	2,800,216
Scago Ed Facs Corp—Pickens Sch Dist (AGM)	5.00%		12/1/2013	AA-	1,000	1,007,580
SW Allen Multi Sch Bldg Corp (NPFGC)	5.00%		1/15/2014	Aa2	2,705	2,742,140
Twin Rivers USD (AGM)	3.20%		6/1/2035	AA-	920	905,308
Twin Rivers USD (AGM)	3.20%		6/1/2041	AA-	2,250	2,198,340
Twin Rivers USD (AGM)	3.20%		6/1/2027	AA-	1,750	1,743,718
VA Biotech Research Ptnrs—Cons Labs	4.00%		9/1/2014	AA+	3,270	3,383,665
Total						262,495,570

Other Revenue 4.61%
Austin Convention†	6.00%		1/1/2015	Ba2	1,580	1,612,279
Farmington Poll Ctl—El Paso Elec	1.875%		6/1/2032	BBB	5,000	4,911,500
FL Brd Ed—Lottery Rev	5.00%		7/1/2014	AAA	5,000	5,176,900
FL Brd Ed—Lottery Rev (AMBAC)	5.00%		7/1/2015	AAA	3,200	3,453,856
Florence Twn IDA—Legacy Trad Sch	4.00%		7/1/2018	BB	500	482,765
IL Fin Auth—Prairie Power Rmkt	3.00%		7/1/2042	A	10,000	10,093,300
IN Bd Bk—Common School Fund (NPFGC)	4.75%		2/1/2014	A	4,000	4,011,120
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,530,456
La Paz Co IDA—Imperial Regl Jail	6.75%		10/1/2023	NR	2,000	1,989,960
Maricopa Co Poll Ctl—NM Pub Svc	4.00%		6/1/2043	BBB	10,000	10,268,700
MI Fin Auth—Detroit Sch Dist	5.00%		6/1/2015	A+	1,700	1,791,460
MI Fin Auth—Detroit Sch Dist	5.00%		6/1/2016	A+	1,600	1,714,704
MI Strategic Fd—Waste Mgmt	2.80%		12/1/2013	BBB	3,000	3,011,370
Minneapolis National Marrow Donor Prog	4.00%		8/1/2014	BBB	4,060	4,138,196
Minneapolis National Marrow Donor Prog	4.00%		8/1/2015	BBB	4,535	4,669,780

32	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
NYC Cultural—Whitney Museum	5.00%		7/1/2017	A	$6,175	$6,958,978
PA Econ Dev—PPL Energy Supply	3.00%		12/1/2038	BBB	3,000	3,077,010
PA Econ Dev—PPL Energy Supply Rmkt	3.00%		12/1/2037	BBB	12,000	12,308,040
PA IDA—Economic Dev	5.00%		7/1/2018	A1	2,595	2,965,851
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)	4.75%		12/1/2015	A	10,000	9,856,400
PR Elec Pwr Auth	5.00%		7/1/2018	BBB	10,040	8,952,568
Public Gas Partners Inc	5.00%		10/1/2014	A+	3,000	3,119,070
Wise Co IDA—VA Elec & Pwr CO	2.375%		11/1/2040	A-	10,000	10,232,100
Total						119,326,363

Special Tax 0.34%
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2017	BBB+	2,000	2,164,760
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	BBB+	1,250	1,357,875
Denver Urban Renewal—Stapleton	4.00%		12/1/2014	Aa3	5,045	5,216,227
Total						8,738,862

Tax Revenue 5.11%
Akron PIT	3.00%		12/1/2014	AA+	1,465	1,508,906
Akron PIT	4.00%		12/1/2015	AA+	3,190	3,407,526
Akron PIT	4.00%		12/1/2016	AA+	4,090	4,453,437
AL Pub Sch & Clg Auth	5.00%		5/1/2015	Aa1	2,800	3,004,680
CA State Economic Recovery (NPFGC)(FGIC)	5.25%		7/1/2014	Aa2	1,610	1,670,439
CA State Economic Recovery ETM	5.25%		7/1/2014	Aaa	1,130	1,172,511
Contra Costa Trsp—Sales Tax	0.492%	#	3/1/2034	AA+	14,500	14,550,315
Des Moines ISD	5.00%		6/1/2015	A+	2,810	3,021,818
FL Hurricane Catastrophe Fund	5.00%		7/1/2016	AA-	8,500	9,435,170
IL State—Unemployment Insurance Fund Bldg	5.00%		12/15/2018	AA	5,000	5,486,400
MA Spl Oblig—Fed Hwy GANs (AGM)	5.00%		12/15/2014	AAA	7,000	7,399,840
MTA NY—Dedicated Tax	4.00%		11/15/2018	AA	4,490	5,012,636
NJ EDA—Cigarette Tax	5.00%		6/15/2016	BBB+	1,880	2,022,316
NJ EDA—Cigarette Tax	5.00%		6/15/2018	BBB+	8,500	9,376,945
NJ EDA—Cigarette Tax	5.00%		6/15/2017	BBB+	3,000	3,266,700
NJ EDA—Cigarette Tax ETM	5.375%		6/15/2014	AA+	2,560	2,653,184
NY LGAC	5.00%		4/1/2015	AAA	2,475	2,647,161
NY UDC—PIT	5.00%		3/15/2018	AAA	10,000	11,604,100
NY UDC—PIT	5.00%		3/15/2017	AAA	10,000	11,408,000
NYC TFA—Future Tax	5.00%		11/1/2016	AAA	5,500	6,209,830

See Notes to Financial Statements.	33

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tax Revenue (continued)
Orlando Redev TIF	5.00%		9/1/2014	A	$1,025	$1,055,156
PA Econ Dev—Unemployment Comp	5.00%		7/1/2022	Aaa	9,075	9,956,545
Phoenix Civic Impt Corp—Light Rail Proj	5.00%		7/1/2019	AA	4,670	5,456,942
Volusia Co Sch Brd (NPFGC)	5.00%		10/1/2013	A	4,150	4,150,000
WV Sch Bldg Auth—Lottery	5.00%		7/1/2014	AAA	2,290	2,369,623
Total						132,300,180

Tobacco 1.85%
Buckeye Tobacco	5.00%		6/1/2014	A1	5,500	5,627,545
Golden St Tobacco	5.00%		6/1/2020	A2	5,300	5,990,113
Railsplitter Tobacco Settlement Auth	5.00%		6/1/2015	A	8,085	8,627,423
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	5,020	5,506,639
Tobacco Settlement Fin Corp	4.50%		6/1/2023	B1	5,270	4,984,629
Tobacco Settlement Fin Corp	5.00%		6/1/2017	AA-	5,850	6,643,845
Tobacco Settlement Fin Corp	5.00%		6/1/2018	A3	5,000	5,499,000
Tobacco Settlement Fin Corp	5.00%		5/15/2016	A	2,500	2,727,700
Tobacco Settlement Fin Corp	5.00%		5/15/2017	A	2,000	2,224,560
Total						47,831,454

Transportation 8.24%
Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-	1,000	1,160,710
Bay Area Toll Auth	0.77%	#	4/1/2047	AA	8,000	7,919,600
Bay Area Toll Auth Rmkt	0.984%	#	4/1/2045	AA	15,000	15,085,650
Chicago Midway Arpt	5.00%		1/1/2034	A-	2,725	2,863,185
CT Spl Tax—Trans Infra	5.00%		12/1/2014	AA	10,000	10,547,900
Delaware River Jt Toll Brdg Commn (NPFGC)	5.50%		7/1/2014	A	2,455	2,549,100
DFW Arpt	4.00%		11/1/2014	A+	2,500	2,598,900
Fairfax Co EDA—Silver Line Phase I	5.00%		4/1/2017	AA	2,000	2,247,620
GA Rd & Twy Auth (NPFGC)	5.00%		6/1/2014	AA-	1,000	1,031,630
Harris Co Toll Rd	0.71%	#	8/15/2021	Aa3	4,000	3,993,120
Houston Arpt	5.00%		7/1/2017	A	1,500	1,698,645
IL Toll Hwy Auth	5.00%		12/1/2017	AA-	5,000	5,714,150
Illinois St Toll Hwy Auth Toll Highway Rev Sr Priority—Ser A (AGM)	5.00%		1/1/2018	AA-	5,205	5,628,375
LA Offshore Term Auth—LOOP LLC	2.10%		10/1/2040	A-	3,500	3,541,300
MTA NY	0.36%		11/1/2022	AA-	17,825	17,191,446
MTA NY	0.962%	#	11/1/2030	A	7,500	7,452,975
MTA NY	5.00%		11/15/2018	A	3,235	3,719,991

34	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
MTA NY—Dedicated Tax	5.00%		11/15/2014	AA	$1,000	$1,051,770
NC State GARVEE	4.00%		3/1/2023	AA	10,000	10,760,400
NJ Tpk Auth	5.00%		1/1/2020	A+	5,000	5,787,200
NJ Trans Trust Fund (NPFGC)	5.25%		12/15/2014	A+	5,000	5,296,850
NJ Trans Trust Fund (NPFGC)(FGIC)	5.00%		6/15/2015	A1	2,950	3,169,716
NJ Trans Trust Fund (NPFGC)(FGIC)	5.25%		12/15/2018	AA+	5,000	5,530,600
NY Twy Auth	5.00%		1/1/2016	A+	500	546,025
NY Twy Auth	5.00%		1/1/2018	A+	1,250	1,414,900
NY Twy Auth—Hwy & Brdg	5.00%		4/1/2018	AA	3,405	3,945,203
OH Infrastructure	5.50%		6/15/2014	AA	1,460	1,513,042
Orlando & Orange Co Expwy Auth	5.00%		7/1/2018	A	4,000	4,591,240
PA Tpk Commn	0.62%	#	12/1/2016	A+	10,000	9,962,800
PA Tpk Commn	0.75%	#	12/1/2018	A+	3,000	2,948,760
PA Tpk Commn (NPFGC)(FGIC)	5.50%		12/1/2013	A+	825	832,054
PR Hwy & Trans Auth (AGM)	5.50%		7/1/2014	AA-	5,000	5,067,750
South Jersey Trans Auth	4.00%		11/1/2013	A-	4,000	4,011,520
Southeastern PA Transp Auth	5.00%		6/1/2017	A+	1,425	1,606,345
Southeastern PA Transp Auth	5.00%		6/1/2018	A+	1,280	1,462,925
St Louis Arpt—Lambert Intl Airport	5.00%		7/1/2016	A-	630	695,873
St Louis Arpt—Lambert Intl Airport	5.00%		7/1/2018	A-	1,530	1,749,402
Tri Co Met Trsp Dist	3.00%		11/1/2018	Aa3	8,400	8,816,304
Triborough Brdg & Tunl Auth	5.00%		11/15/2018	AA-	3,750	4,390,012
Triborough Brdg & Tunl Auth	5.00%		11/15/2019	AA-	5,000	5,897,300
Triborough Brdg & Tunl Auth (NPFGC)	5.50%		11/15/2021	A+	6,345	7,673,135
WA St GARVEE—520 Corridor	5.00%		9/1/2017	AA	16,930	19,359,794
Total						213,025,217

Utilities 11.50%
Amr Muni Pwr—Fremont Energy	5.00%		2/15/2016	A1	675	738,153
Amr Muni Pwr—Fremont Energy	5.00%		2/15/2017	A1	1,000	1,120,780
Amr Muni Pwr—Fremont Energy	5.00%		2/15/2018	A1	2,900	3,289,267
Atlanta Wtr & Wastewtr	5.00%		11/1/2017	Aa3	3,000	3,457,500
Atlanta Wtr & Wastewtr	5.00%		11/1/2018	Aa3	2,500	2,895,725
Burke Co Dev—GA Power	1.40%		11/1/2048	A	4,000	4,038,560
Butler Co Sewer Sys (AGM)	5.00%		12/1/2013	Aa3	1,225	1,232,877
Central Plains—Goldman Sachs	5.00%		12/1/2014	A-	3,050	3,170,932
East Bay MUD Wastewater	0.39%	#	6/1/2038	AAA	5,345	5,345,160
Escambia Co Solid Waste—Gulf Pwr	1.35%		4/1/2039	A	7,500	7,519,650

See Notes to Financial Statements.	35

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
FL Dept Env Protn—Florida Forever (NPFGC)	5.00%		7/1/2014	AA-	$5,180	$5,361,300
Floyd Co Dev—GA Power Rmkt	0.85%		7/1/2022	A	5,000	4,996,850
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA-	1,000	1,157,660
Houston Util Sys (SIFMA)	0.82%	#	5/15/2034	AA	23,000	22,985,970
IL Fin Auth—Peoples Gas	2.125%		3/1/2030	A1	12,750	12,891,270
IL Fin Auth—Peoples Gas	2.625%		2/1/2033	A1	4,000	4,115,920
Indianapolis Util Dist (NPFGC)(FGIC)	4.00%		6/1/2014	AA	3,535	3,616,552
Kissimmee Util Auth (AGM)	5.25%		10/1/2014	A1	1,000	1,048,700
Lakeland Energy	0.82%	#	10/1/2017	AA	17,000	16,895,450
Long Island Power Auth	4.00%		5/1/2018	A-	3,940	4,263,277
Long Island Power Auth	5.00%		5/1/2014	A-	2,790	2,859,052
Los Alamos Co Util Sys (AGM)	5.00%		7/1/2014	AA-	4,410	4,426,185
Los Angeles Wastewater	5.00%		6/1/2018	AA	3,000	3,495,960
Louisville/Jeff Co Met—Louisville Gas & Elec Co	1.15%		6/1/2033	A2	3,750	3,708,675
Louisville/Jeff Co Met—Louisville Gas & Elec Co	1.60%		6/1/2033	A-	4,000	4,019,880
Louisville/Jeff Co Poll Ctl—Louisville Gas & Elec Co	1.65%		10/1/2033	A2	6,000	6,038,760
MEAG—Proj 1	5.00%		1/1/2018	A	3,145	3,586,181
MEAG—Proj 1	5.00%		1/1/2021	A	7,000	8,087,520
Met Govt Nashville Water & Sewer	5.00%		7/1/2018	A+	4,415	5,098,089
Morehouse Parish Poll Ctl—Intl Paper	5.25%		11/15/2013	BBB	2,855	2,869,589
MS Bus Fin Corp—Coast Elec Pwr Rmkt	0.43%		5/1/2037	A	5,455	5,455,273
Navajo Co Poll Ctl—AZ Pub Svc	5.50%		6/1/2034	BBB+	5,000	5,160,350
NC Eastern Muni Pwr	5.00%		1/1/2015	A-	1,000	1,056,650
NC Eastern Muni Pwr	5.50%		1/1/2014	A-	5,000	5,063,100
NC Muni Pwr Agy #1—Catawba Elec	5.00%		1/1/2018	A	15,000	17,130,750
NY Energy—NY St Elec & Gas Corp	2.25%		12/1/2015	BBB+	10,000	10,099,100
OH Air Quality—Columbus So Pwr	3.875%		12/1/2038	Baa1	3,500	3,555,125
OH Air Quality—FirstEnergy	2.25%		8/1/2029	BBB-	5,000	4,894,850
OH Air Quality—OH Power CO	3.25%		6/1/2041	Baa1	4,000	4,047,360
OH Wtr Dev Auth	0.47%	#	7/15/2035	AAA	7,500	7,501,125
PA Econ Dev—Philadelphia Biosolids	5.00%		1/1/2014	Baa3	1,000	1,007,140
Peninsula Ports Auth—Dominion Proj	2.375%		10/1/2033	A-	5,000	5,028,100
Philadelphia Gas Works	5.00%		8/1/2014	BBB+	3,000	3,098,880
PR Aqueduct & Swr Auth	5.00%		7/1/2019	BB+	10,350	8,795,947
PR Elec Pwr Auth	5.25%		7/1/2018	BBB	10,000	8,941,400

36	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Rockport Poll Ctl—IN Michigan Pwr	6.25%	6/1/2025	BBB	$1,000	$1,034,910
Salt River Imp & Pwr Dist	4.00%	1/1/2015	Aa1	2,550	2,667,428
San Antonio Elec & Gas	2.00%	12/1/2027	Aa2	7,500	7,647,975
So MN Muni Pwr Agy (AMBAC)	5.25%	1/1/2015	A+	5,000	5,290,350
Southern CA Met Wtr	3.00%	7/1/2035	AAA	6,000	6,261,240
Southern CA Met Wtr	3.50%	7/1/2037	AAA	9,515	10,251,366
TEAC—Goldman Sachs	5.25%	9/1/2018	A-	5,755	6,403,186
Truckee Meadows Water Auth	5.00%	7/1/2015	Aa2	5,000	5,389,350
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2018	A3	3,000	3,271,680
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2019	A3	1,000	1,086,390
Vernon Elec Sys	5.25%	8/1/2014	A-	1,000	1,036,210
York Co EDA—VA Elec & Pwr	4.05%	5/1/2033	A-	2,000	2,038,200
Total					297,544,879
Total Municipal Bonds (cost $2,121,170,898)					2,128,097,850

SHORT-TERM INVESTMENTS 17.71%

Municipal Bonds 0.57%
General Obligation
CA Sch Cash Reserve Prog	2.00%	10/1/2013	NR	6,500	6,500,000
Newark TAN	1.50%	2/20/2014	NR	4,000	4,003,680
Seaside Heights GO	2.00%	12/19/2013	NR	4,100	4,108,569
Total Municipal Bonds (cost $14,609,123)					14,612,249

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
Variable Rate Demand Notes 17.14%

Corporate-Backed 0.48%
Met Govt Nashville IDA— Commerce St	0.80%	10/3/2013	1/1/2014	NR	505	505,000
MS Bus Fin Corp— Grand Alliance	0.55%	10/3/2013	1/1/2033	BBB	11,915	11,915,000
Total						12,420,000

See Notes to Financial Statements.	37

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Education 2.23%
Birmingham Ed—Miles Clg	0.80%	10/3/2013	2/1/2029	Baa3		$1,385	$1,385,000
Met Govt Nashville H & E—Fisk Univ	0.60%	10/3/2013	12/1/2020	Baa3		4,735	4,735,000
NE Ed Fin Auth—Creighton Univ	0.06%	10/1/2013	7/1/2035	Aa1		14,480	14,480,000
NH Hlth & Ed—Univ Sys of NH	0.07%	10/1/2013	7/1/2033	Aa3		31,975	31,975,000
OH Hi Ed—Univ Dayton	1.32%	10/3/2013	7/1/2016	A		5,000	5,009,950
Total							57,584,950

General Obligation 5.62%
Anaheim City COP (NPFGC)†	0.22%	10/1/2013	7/16/2023	A	(d)	11,995	11,995,000
IL State GO	2.00%	10/2/2013	10/1/2033	A2		17,900	17,900,000
NYC GO	0.10%	10/1/2013	8/1/2038	AAA		50,400	50,400,000
NYC GO	0.39%	10/1/2013	1/1/2036	BBB		36,110	36,110,000
NYC GO	0.40%	10/1/2013	4/1/2035	AA		29,000	29,000,000
Total							145,405,000

Health Care 1.01%
Gulf Shores Med—Colonial Pinnacle	0.55%	10/3/2013	7/1/2034	Baa3		3,155	3,155,000
MD Hlth & Hi Ed—LifeBridge Hlth (AG)†	0.27%	10/3/2013	1/1/2038	AA-		13,110	13,110,000
NJ Hlth—Christian Hlth Care Ctr	0.30%	10/3/2013	7/1/2038	A-		8,550	8,550,000
WI Hlth & Ed—Pooled Loan Fin	0.82%	10/2/2013	2/1/2022	A3		1,225	1,225,000
Total							26,040,000

Housing 1.54%
AK Hsg Fin Corp	0.29%	10/3/2013	12/1/2041	AA+		39,820	39,820,000

Lease Obligations 1.46%
Palm Beach Co Sch Brd COP	0.50%	10/1/2013	8/1/2029	BBB		28,500	28,500,000
Pima Co IDA—HQ Metro†	0.12%	10/3/2013	7/1/2017	AA		9,300	9,300,000
Total							37,800,000

Other Revenue 0.50%
Morton Grove Cultural—IL
Holocaust Mus	0.12%	10/3/2013	12/1/2041	A3		4,700	4,700,000
WI Hlth & Ed—Maranatha Baptist	0.82%	10/3/2013	8/1/2026	BBB+		8,275	8,275,000
Total							12,975,000

38	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2013

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tax Revenue 0.25%
MidCities Co Met District #1	0.25%	10/3/2013	12/1/2020	A+	$6,425	$6,425,000

Transportation 1.22%
Orlando & Orange Co Expwy Auth	0.07%	10/3/2013	7/1/2040	AAA	31,700	31,700,000

Utilities 2.83%
Las Vegas Valley Water District	0.30%	10/1/2013	6/1/2036	AA+	9,500	9,500,000
Las Vegas Valley Water District	0.30%	10/1/2013	6/1/2036	AA+	11,355	11,355,000
Pittsburgh Wtr & Swr	0.20%	10/3/2013	9/1/2033	AA-	18,565	18,565,000
Pittsburgh Wtr & Swr	0.20%	10/3/2013	9/1/2035	AA-	24,135	24,135,000
Vallejo Water	0.10%	10/2/2013	6/1/2031	A+	9,765	9,765,000
Total						73,320,000
Total Variable Rate Demand Notes (cost $443,480,000)						443,489,950
Total Short-Term Investments (cost $458,089,123)						458,102,199
Total Investments in Securities 99.98% (cost $2,579,260,021)						2,586,200,049
Cash and Other Assets in Excess of Liabilities 0.02%						605,961
Net Assets 100.00%						$2,586,806,010

Note: See Footnotes to Schedules of Investments on page 120 of this report.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,142,710,099	$—	$2,142,710,099
Variable Rate Demand Notes	—	443,489,950	—	443,489,950
Total	$—	$2,586,200,049	$—	$2,586,200,049

Liabilities
Trust Certificates	$—	$(17,000,000)	$—	$(17,000,000)
Total	$—	$(17,000,000)	$—	$(17,000,000)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended September 30, 2013.

See Notes to Financial Statements.	39

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.82%

Corporate-Backed 6.39%
AL IDA—Office Max Rmkt AMT	6.45%	12/1/2023	B2		$2,300	$2,299,816
Allegheny Co IDA—US Steel	5.50%	11/1/2016	BB-		1,500	1,542,165
Allegheny Co IDA—US Steel	6.50%	5/1/2017	BB-		3,315	3,496,960
Allegheny Co IDA—US Steel	6.75%	11/1/2024	BB-		3,800	3,869,654
Alliance Arpt—FedEx AMT	4.85%	4/1/2021	Baa1		1,000	1,035,850
Babylon IDA—Covanta	5.00%	1/1/2019	AA		4,000	4,459,360
Beaver Co IDA—FirstEnergy Rmkt	2.50%	12/1/2041	BBB-		6,000	5,795,340
Burke Co Dev—GA Power	1.75%	12/1/2049	A		15,000	14,983,950
Burke Co Dev—GA Power	2.40%	1/1/2040	A		8,500	8,094,465
Charlotte Spl Facs—US Airways AMT	5.60%	7/1/2027	NR		5,000	4,836,750
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		10,000	11,304,700
Citizens Property Insurance Corp	5.25%	6/1/2017	A+		7,000	7,864,990
Clayton Co SFR—Delta Airlines AMT	9.00%	6/1/2035	B		3,300	3,562,317
DeSoto Parish Env Impt—Intl Paper AMT	4.75%	3/1/2019	BBB		6,480	6,670,771
Farmington Poll Ctl—NM Pub Svc	4.75%	6/1/2040	BBB		10,000	10,616,400
Greater Orlando Aviation—Jet Blue AMT	5.00%	11/15/2026	NR		2,000	1,820,040
Gulf Coast IDA—CITGO AMT	4.875%	5/1/2025	BB+		4,000	3,758,440
IN Fin Auth—US Steel	6.00%	12/1/2019	BB-		5,000	5,139,200
Jay Solid Waste—Intl Paper AMT	4.90%	11/1/2017	BBB		2,890	2,957,973
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-		3,500	3,762,220
LA Env Facs—Westlake Chem Rmkt	6.50%	8/1/2029	BBB		6,630	7,295,254
Love Field Arpt—Southwest Airlines AMT	5.00%	11/1/2028	BBB-		1,800	1,792,386
MA Port Auth—Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,492,020
Martin Co IDA—Indiantown Cogen AMT	4.20%	12/15/2025	Ba1		4,500	3,812,940
Matagorda Co Nav Dist—AEP TX Central	4.00%	6/1/2030	BBB		5,600	4,851,168
Matagorda Co Nav Dist—AEP TX Central	4.00%	6/1/2030	BBB		8,000	6,930,240
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2016	NR		2,570	1,772,658
MD IDA—Synagro-Baltimore AMT	5.25%	12/1/2013	BBB+	(d)	750	753,008
MD IDA—Synagro-Baltimore AMT	5.375%	12/1/2014	BBB+	(d)	1,000	1,024,320
Nez Perce Co Poll Ctl—Potlatch	6.00%	10/1/2024	BB+		1,000	1,000,060
NH Poll Ctl—United Illuminating AMT	4.50%	7/1/2027	BBB		5,000	5,180,800
Niagara Area Dev Corp—Covanta	4.00%	11/1/2024	Ba2		5,300	4,790,140
NJ EDA—Continental Airlines AMT	4.875%	9/15/2019	B		4,410	4,158,321
NJ EDA—Continental Airlines AMT	5.125%	9/15/2023	B		6,725	6,444,029
NJ EDA—Continental Airlines AMT	5.25%	9/15/2029	B		13,820	12,671,834

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NYC Cap Res—Arthur Mgmt	7.00%		8/1/2025	NR	$4,780	$4,949,403
NYC IDA—Jetblue AMT	5.00%		5/15/2020	B	2,445	2,400,354
NYC IDA—TRIPS AMT	5.00%		7/1/2028	BBB-	3,500	3,244,360
Seminole Tribe Spl Oblig†	5.125%		10/1/2017	BBB-	2,450	2,541,067
St Charles Parish—Valero Energy	4.00%		12/1/2040	BBB	4,000	3,990,560
Valdez Marine Term—BP	5.00%		1/1/2021	A	2,800	3,211,152
Valdez Marine Term—BP	5.00%		1/1/2021	A	10,000	11,468,400
West Pace Coop Dist	9.125%		5/1/2039	NR	4,950	4,472,622
Whiting Env Facs—BP Rmkt	5.25%		1/1/2021	A	6,000	6,996,060
WI PFA—TRIPS AMT	5.25%		7/1/2028	BBB-	3,750	3,522,338
Total						218,636,855

Education 5.22%
AZ Brd Regents COP—Univ of AZ	5.00%		6/1/2020	AA-	5,000	5,789,050
AZ Brd Regents COP—Univ of AZ	5.00%		6/1/2021	AA-	6,745	7,751,489
CA Fin Auth—Biola Univ	5.00%		10/1/2028	Baa1	420	423,616
CA Fin Auth—Biola Univ	5.00%		10/1/2030	Baa1	430	428,052
CA Fin Auth—Biola Univ	5.625%		10/1/2023	Baa1	1,015	1,100,027
CA State Univ Sys	5.00%		11/1/2024	Aa2	5,000	5,693,300
CA Stwde—Thomas Jeff Sch of Law†	7.25%		10/1/2032	B+	1,000	994,900
Cleveland State Univ	5.00%		6/1/2024	A+	1,775	1,965,173
Cuyahoga CCD	5.00%		8/1/2020	Aa2	1,800	2,081,178
DC University Rev—Georgetown Univ	5.00%		4/1/2030	A-	5,000	5,549,800
E Hempfield Twp IDA—Millersville Univ	5.00%		7/1/2030	BBB-	1,000	973,380
Fulton Co Dev—GA Tech Athletic Assoc	5.00%		10/1/2022	A2	17,480	19,907,622
Harris Co Cultural Ed—Baylor Clg / Med	5.00%		11/15/2019	A-	1,910	2,117,617
IL Fin Auth—IL Inst of Tech	5.00%		4/1/2016	Baa3	2,500	2,574,350
IL Fin Auth—IL Inst of Tech	5.00%		4/1/2020	Baa3	1,000	997,800
IL Fin Auth—IL Inst of Tech	6.50%		2/1/2023	Baa3	2,000	2,110,900
IL Fin Auth—Loyola Univ Chicago	5.00%		7/1/2025	A	8,620	9,336,322
IL Fin Auth—Univ of Chicago	5.50%		7/1/2021	Aa1	5,000	5,815,250
MA DFA—Boston Univ	0.62%	#	10/1/2042	A1	7,000	6,953,310
MA DFA—Boston Univ	0.65%	#	10/1/2040	A1	3,000	2,996,940
MA Hlth & Ed—Harvard Univ	5.25%		11/15/2019	AAA	2,850	3,396,145
Marietta Dev Auth—Life Univ	6.25%		6/15/2020	Ba3	2,300	2,329,555
MD Hlth & Hi Ed—Wash Christian Admy(e)	5.25%		7/1/2018	NR	250	72,500
MI Hi Ed—Creative Studies	5.00%		12/1/2016	Baa3	1,235	1,324,365
MI Hi Ed—Creative Studies	5.25%		12/1/2018	Baa3	1,120	1,194,861

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
MO Hlth & Ed—Washington Univ	5.25%		3/15/2018	AAA	$660	$775,177
NC Cap Facs—High Point Univ	5.00%		5/1/2032	BBB+	2,500	2,434,975
NH Hlth & Ed—Univ Sys of NH	5.50%		7/1/2020	Aa3	1,890	2,208,106
NJ Ed Facs—Higher Ed Cap Impt (AGM)	5.00%		9/1/2019	AA-	4,270	4,433,626
NJ Ed Facs—Univ Med & Dent	6.50%		12/1/2019	NR	5,595	7,059,156
NY Dorm—Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%		2/1/2022	A	2,500	2,591,025
NY Dorm—Pace Univ	4.00%		5/1/2022	BBB-	1,000	993,520
NY Dorm—Pace Univ	5.00%		5/1/2021	BBB-	1,750	1,879,938
NY Dorm—Pace Univ	5.00%		5/1/2023	BBB-	1,000	1,053,640
NY Dorm—Pace Univ	5.00%		5/1/2026	BBB-	1,000	1,002,980
OH Hi Ed—Ashland Univ	6.25%		9/1/2024	B3	3,670	3,673,817
PA Hi Ed	5.25%		6/15/2018	Aa3	1,000	1,160,170
PA Hi Ed—Shippensburg Univ	5.00%		10/1/2030	BBB-	1,000	971,020
PR Indl Tourist—Inter American Univ	5.00%		10/1/2019	A-	1,000	1,013,430
PR Indl Tourist—Inter American Univ	5.00%		10/1/2020	A-	1,000	994,760
PR Indl Tourist—Inter American Univ	5.00%		10/1/2022	A-	350	340,372
RI Hlth & Ed—Pub Sch Fin (AGM)	5.00%		5/15/2018	Aa3	1,855	2,066,247
Texas A&M Univ	5.00%		7/1/2021	AAA	7,870	9,387,729
TX Univ Sys	5.25%		3/15/2019	Aa2	5,000	5,722,950
Univ of California	5.00%		5/15/2030	Aa2	8,880	9,629,294
Univ of Minnesota—Stadium	5.00%		8/1/2018	Aa1	1,000	1,109,160
Univ of North Carolina—Chapel Hill	0.872%	#	12/1/2041	AAA	15,000	15,046,650
Univ of Toledo	5.00%		6/1/2018	A+	1,145	1,305,884
Univ of Toledo	5.00%		6/1/2019	A+	2,800	3,200,652
Western MI Univ (AG)	5.25%		11/15/2020	AA-	3,980	4,484,147
Total						178,415,927

General Obligation 14.20%
Arkansas City Bldg—So Cent Reg Med	6.25%		9/1/2024	Baa3	2,335	2,571,606
Bellwood GO	5.875%		12/1/2027	NR	3,000	2,729,580
Bellwood GO	6.15%		12/1/2032	NR	2,770	2,475,161
Boone McHenry & Dekalb Co CUSD #100 (NPFGC)	5.00%		1/1/2018	Aa3	2,500	2,607,750
CA State GO	5.00%		8/1/2018	A1	3,000	3,382,290
CA State GO	5.00%		2/1/2021	A1	21,090	24,784,757
CA State GO	5.00%		9/1/2021	A1	13,685	16,137,352
CA State GO	5.00%		9/1/2021	A1	15,500	18,277,600

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
CA State GO	5.00%		2/1/2022	A1	$20,000	$23,425,600
CA State GO	5.25%		10/1/2020	A1	10,000	11,728,600
CA State GO	5.25%		3/1/2022	A1	6,320	7,238,738
CA State GO	5.25%		9/1/2024	A1	10,000	11,467,600
Chabot/Las Positas CCD	5.00%		8/1/2023	Aa3	3,000	3,496,170
Chicago Pk Dist	5.50%		1/1/2022	AA+	1,750	1,949,972
Cook Co GO	5.00%		11/15/2019	AA	1,405	1,582,662
Cook Co GO	5.00%		11/15/2020	AA	5,000	5,588,800
Cook Co GO	5.00%		11/15/2021	AA	5,000	5,481,350
Cook Co GO	5.00%		11/15/2021	AA	8,435	9,116,295
Cook Co GO	5.00%		11/15/2022	AA	2,000	2,180,160
Cook Co GO	5.00%		11/15/2023	AA	2,000	2,151,440
CT State GO	5.00%		11/1/2018	AA	9,500	11,099,420
CT State GO	5.00%		6/1/2021	AA	10,000	11,809,300
Cumberland Valley Sch Dist (AGM)	5.00%		11/15/2019	Aa3	3,000	3,221,820
DC GO (BHAC)	5.00%		6/1/2021	AA+	3,500	3,931,795
Detroit—State Aid GO	4.50%		11/1/2023	AA	13,105	12,691,537
Detroit—State Aid GO	5.00%		11/1/2018	AA	3,320	3,535,435
Florida St Dept Trans	5.00%		7/1/2021	AAA	7,760	9,189,935
Fresno USD (NPFGC)	5.25%		2/1/2024	A+	3,285	3,629,432
Guam GO	5.75%		11/15/2014	B+	870	883,694
Guam GO	6.75%		11/15/2029	B+	6,475	6,852,233
Gwinnett Co Dev—Gwinnett Co Pub Sch COP (NPFGC)	5.25%		1/1/2020	AA+	5,000	5,824,750
Harris Co GO	5.00%		8/15/2024	AA-	5,000	5,610,700
Henry Co Sch Dist	4.50%		8/1/2022	AA+	5,000	5,749,150
HI State GO (AMBAC)	5.00%		7/1/2015	AA	40	43,224
IL State GO	4.00%		1/1/2022	A-	5,000	4,968,500
IL State GO	5.00%		10/1/2017	A-	4,035	4,048,638
IL State GO	5.00%		7/1/2022	A-	6,500	6,930,755
IL State GO	5.00%		8/1/2023	A-	5,350	5,700,318
Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%		1/1/2023	AA-	2,700	2,869,074
Katy ISD PSF GTD	0.772%	#	8/15/2036	AAA	17,500	17,578,400
King Co Sch Dist #414—Lake Washington	5.00%		12/1/2019	Aaa	2,500	2,907,275
LA State GO	5.00%		9/1/2022	Aa2	5,120	6,009,293
Los Angeles GO	5.00%		9/1/2021	Aa2	5,180	6,186,267
Los Angeles USD (NPFGC)	4.50%		7/1/2025	Aa2	6,290	6,701,995

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
General Obligation (continued)
Met Govt Nashville GO	5.00%		1/1/2018	Aa1		$8,325	$9,581,659
Met Govt Nashville GO	5.00%		7/1/2022	Aa1		10,380	12,281,305
Miami Dade Co GO	5.25%		7/1/2019	Aa2		3,225	3,731,873
NYC GO	5.00%		8/1/2021	AA		15,000	17,638,950
NYC GO	5.00%		8/1/2022	AA		10,000	11,597,400
NYC GO	5.00%		8/1/2025	AA		12,000	13,743,240
NYC GO	5.00%		8/1/2026	AA		5,235	5,825,770
OH Infrastructure	5.50%		6/15/2020	AA		4,500	5,174,685
Onondaga Co GO	5.00%		3/1/2020	AA+		1,150	1,335,691
Otsego Pub Sch Dist (AGM)	4.00%		5/1/2021	AA-		2,245	2,315,179
Peralta CCD	5.00%		8/1/2021	AA-		3,000	3,499,950
Pittsburgh PA Sch District	4.00%		9/1/2019	Aa3		5,900	6,437,667
PR Comwlth GO	5.375%		7/1/2030	BBB-		10,000	7,607,300
PR Comwlth GO (XLCA)	5.50%		7/1/2017	BBB-		6,490	5,972,942
PR Pub Bldg Auth GTD	5.75%		7/1/2022	BBB-		9,305	7,787,448
San Francisco City & Co USD	4.00%		6/15/2021	Aa2		9,740	10,730,655
San Jose USD (NPFGC)(FGIC)	4.50%		8/1/2023	AA		2,825	3,001,308
WA State GO	5.00%		8/1/2022	AA+		14,245	16,728,901
WA State GO	5.00%		1/1/2024	AA+		5,000	5,696,650
WI State GO	5.00%		11/1/2020	AA		5,000	5,930,900
WI State GO (NPFGC)	5.00%		5/1/2019	AA		10,000	10,616,400
Williamson Co GO	5.00%		2/15/2021	AAA		5,640	6,670,541
Woonsocket GO	7.125%		6/15/2016	B3		2,935	3,007,700
Worcester GO (AGM)	5.25%		10/1/2019	AA-		1,000	1,085,190
Worcester GO (AGM)	5.25%		10/1/2020	AA-		1,195	1,288,521
Total							485,634,248

Health Care 16.17%
Abag Fin Auth—Episcopal Senior	2.15%		7/1/2019	BBB		3,000	2,917,380
Alachua Co Hlth—Bonita Springs	7.125%		11/15/2016	NR		8,000	8,094,080
Alachua Co IDA—No FL Retirement Vlg	5.625%		11/15/2022	NR		2,000	1,894,020
Alachua Co IDA—No FL Retirement Vlg	5.75%		11/15/2026	NR		6,000	5,551,500
Albany IDA—St Peters Hsp	5.00%		11/15/2015	A-		200	213,964
Atlantic Bch Hlth—Fleet Landing	5.00%		11/15/2028	BBB	(d)	2,020	2,015,637
AZ Hlth Facs—Phoenix Childrens Hsp	1.92%	#	2/1/2048	BBB+		14,500	14,226,530
AZ Hlth Facs—Phoenix Childrens Hsp	5.00%		2/1/2030	BBB+		6,000	5,804,520
Birmingham Baptist Med Ctr—Baptist Hlth	5.25%		11/15/2016	Baa2		2,605	2,768,386
Blount Co Hlth & Ed—Asbury	5.125%		4/1/2023	NR		4,875	4,878,851

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
CA Fin Auth—Cmnty Hsps COP	5.00%	2/1/2016	BBB		$2,000	$2,101,180
CA Fin Auth—Cmnty Hsps COP	5.00%	2/1/2017	BBB		2,245	2,388,298
CA Hlth—Catholic Hlthcare W	5.125%	7/1/2022	A		1,130	1,195,212
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,652,959
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,056,150
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,092,280
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,060,560
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	3,819,744
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,020,160
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,271,790
CA Hlth—City of Hope	4.00%	11/15/2020	A+		1,450	1,583,052
CA Hlth—City of Hope	5.00%	11/15/2023	A+		1,470	1,681,489
CA Hlth—Episcopal Home	5.50%	2/1/2024	A		2,000	2,448,700
CA Hlth—St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,708,000
CA Hlth—Sutter Hlth	5.25%	8/15/2024	AA-		6,920	7,870,254
CA Stwde—So Cal Presbyterian	6.25%	11/15/2019	BBB-		1,600	1,759,840
Camden Co Impt Auth—Cooper Hlth	5.25%	2/15/2027	BBB		12,500	12,523,625
CO Hlth Facs—American Baptist	7.00%	8/1/2019	NR		1,500	1,616,160
CO Hlth Facs—Christian Living Cmnty	5.125%	1/1/2030	NR		600	552,954
CO Hlth Facs—Sisters Leavenworth	5.00%	1/1/2019	AA		6,000	6,827,640
CO Hlth Facs—Sisters Leavenworth	5.00%	1/1/2021	AA		6,555	7,280,442
Cumberland Co Mun Auth—Asbury	5.25%	1/1/2032	NR		1,200	1,146,996
Delaware Co Hsp—Crozer-Keystone	5.00%	12/15/2019	BBB-		1,000	1,017,660
Doylestown Hsp Auth (AG)	5.00%	7/1/2022	AA-		1,000	1,015,100
Duluth EDA—St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,126,452
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(d)	3,085	3,231,445
Fairfax Co EDA—Vinson Hall	4.50%	12/1/2032	NR		2,500	2,155,425
Flint Hsp Bldg Auth—Hurley Med Ctr	6.00%	7/1/2020	Ba1		1,015	1,016,411
Gaithersburg Econ Dev—Asbury	5.50%	1/1/2018	BBB	(d)	3,535	3,844,843
Gaithersburg Econ Dev—Asbury	5.65%	1/1/2019	BBB	(d)	2,000	2,212,360
Glynn Brunswick Mem Hsp—SE GA Hlth	4.75%	8/1/2019	A2		3,840	4,224,998
Hanover Co EDA—Covenant Woods	4.50%	7/1/2030	NR		2,790	2,315,254
Harris Co Cultural Ed—Brazos	4.00%	1/1/2023	NR		1,325	1,219,464
Harris Co Cultural Ed—Brazos	5.00%	1/1/2033	NR		545	497,149
HI Dept Budget—Kahala Nui	5.00%	11/15/2027	BBB-	(d)	1,500	1,490,910
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2027	NR		2,000	1,894,440
IL Fin Auth—Ascension Hlth	5.00%	11/15/2042	AA+		3,000	3,376,680

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth—Hsp Sisters Hlth	5.00%	8/15/2020	AA-	$2,695	$3,095,612
IL Fin Auth—Hsp Sisters Hlth	5.00%	8/15/2021	AA-	5,510	6,301,842
IL Fin Auth—Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+	2,500	2,740,638
IL Fin Auth—Provena Hlth	5.75%	5/1/2018	BBB+	1,000	1,124,980
IL Fin Auth—Provena Hlth	5.75%	5/1/2019	BBB+	3,000	3,399,330
IL Fin Auth—Provena Hlth	6.00%	5/1/2020	BBB+	4,000	4,585,400
IL Fin Auth—Rush Univ Med	6.00%	11/1/2019	A	1,000	1,147,910
IN Bd Bk—Hendricks Regl Hlth	5.00%	2/1/2019	AA	1,765	2,000,716
Iron River Hsp—Iron Co Comnty Hsps	6.00%	5/15/2020	NR	590	609,848
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA-	4,350	4,817,451
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA-	4,400	4,881,448
Kansas City IDA—Bishop Spencer	6.25%	1/1/2024	NR	895	902,232
Kansas City IDA—Bishop Spencer	6.50%	1/1/2035	NR	2,500	2,504,700
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3	2,000	2,221,940
Kent Hsp Fin Auth—Metropolitan Hsp	5.50%	7/1/2020	BB+	3,275	3,311,025
KS DFA—Adventist Hlth	5.00%	11/15/2020	AA-	1,775	2,018,725
KS DFA—Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,840,574
KY EDA—Masonic Homes	5.375%	11/15/2032	NR	2,385	2,252,871
LA PFA—Christus Hlth	5.25%	7/1/2020	A+	3,200	3,616,832
Lufkin Hlth—Mem Hlth	6.00%	2/15/2024	BBB-	7,535	7,888,919
MA DFA—Boston Med Ctr	5.00%	7/1/2020	BBB+	5,185	5,645,117
MA DFA—Boston Med Ctr	5.00%	7/1/2021	BBB+	5,705	6,164,195
MA DFA—Groves in Lincoln(e)	7.25%	6/1/2016	NR	5,000	310,000
MD Hlth & Ed—Mercy Med Ctr	5.00%	7/1/2031	BBB	1,100	1,058,585
MD Hlth & Hi Ed—Univ MD Med Sys	5.00%	7/1/2020	A2	4,905	5,579,683
MD Hlth & Hi Ed—Univ MD Med Sys	5.00%	7/1/2021	A2	5,550	6,224,824
ME Hlth & Hi Ed—Eastern ME Med	5.00%	7/1/2033	Baa1	3,000	3,041,370
ME Hlth & Hi Ed—MaineGeneral Hlth	6.00%	7/1/2026	Ba1	7,755	8,308,940
ME Hlth & Hi Ed—Pooled Fing	4.50%	7/1/2018	A1	2,605	2,898,297
ME Hlth & Hi Ed—Pooled Fing (NPFGC)	5.375%	7/1/2018	A1	2,700	2,785,698
ME Hlth & Hi Ed—Pooled Fing ETM	4.50%	7/1/2018	NR	35	40,032
Mesquite Hlth—Christian Care Ctrs	5.50%	2/15/2025	BBB-	3,250	3,282,012
MI Fin Auth—Crittenton Hospital	5.00%	6/1/2019	A-	2,660	2,967,257
MI Fin Auth—Crittenton Hospital	5.00%	6/1/2022	A-	2,960	3,208,551
MI Fin Auth—Crittenton Hospital	5.00%	6/1/2027	A-	7,250	7,423,565
MI Hsp—Ascension Hlth(b)	1.87%	11/1/2027	AA	8,950	8,845,106
MI Hsp—McLaren Hlthcare	5.00%	6/1/2018	Aa3	3,175	3,610,451

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
MI Hsp—McLaren Hlthcare	5.00%	6/1/2019	Aa3		$3,345	$3,825,543
MI Hsp—McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,362,801
Miami Beach Hlth—Mount Sinai Med Ctr	6.75%	11/15/2021	Baa2		2,585	2,684,755
MN Agric & Econ Dev—Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA-		4,500	5,009,490
Montgomery Co IDA—New Regl Med Ctr (FHA)	5.00%	8/1/2018	AA		1,605	1,825,495
Montgomery Co IDA—New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA		1,790	2,017,760
Montgomery Co IDA—New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA		1,000	1,127,870
MS Hsp—Baptist Health	5.00%	8/15/2017	A-		2,500	2,791,525
MS Hsp—Baptist Health	5.00%	8/15/2018	A-		3,000	3,304,980
MS Hsp—North MS Hlth Svcs	5.00%	10/1/2017	AA		2,500	2,851,575
Muskingum Co Hsp Facs—Genesis Hlthcare	5.00%	2/15/2033	BB+		6,500	5,607,355
Nassau Co LEAC—S Nassau Cmntys Hsp	5.00%	7/1/2027	A3		1,500	1,558,020
Nassau Co LEAC—S Nassau Cmntys Hsp	5.00%	7/1/2031	A3		2,000	2,009,700
Nassau Co LEAC—Winthrop Univ Hsp	5.00%	7/1/2027	Baa1		3,000	3,025,140
Nassau Co LEAC—Winthrop Univ Hsp	5.00%	7/1/2032	Baa1		4,000	3,821,600
NC Med—Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,273,223
NJ Hlth—AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,677,915
NJ Hlth—Barnabas Hlth	5.00%	7/1/2019	BBB+		10,000	10,975,700
NJ Hlth—St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,141,649
NJ Hlth—St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,066,186
NJ Hlth—St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	5,651,085
NJ Hlth—Trinitas Hsp	5.25%	7/1/2023	BBB-		5,000	5,236,300
NJ Hlth—Virtua Hlth (AG)	5.50%	7/1/2020	AA-		5,455	6,190,989
NM Hsp—Haverland	5.00%	7/1/2032	BBB-	(d)	1,000	886,210
Northampton Co GPA—St Lukes Hsp	5.00%	8/15/2019	A3		2,000	2,164,720
NY Dorm—North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,573,520
NY Dorm—NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,269,360
NY Dorm—Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,039,760
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,889,373
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,766,900
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,596,040
Oklahoma Co Fin Auth—Epworth Villa	5.00%	4/1/2033	NR		1,000	928,240
Orange Co Hlth—Orlando Hlth	5.25%	10/1/2020	A		5,000	5,636,400
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Baa3		5,000	5,026,200

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Philadelphia Hsps—Temple Univ Hlth	6.25%	7/1/2023	BB+		$9,500	$9,962,840
Roanoke EDA—Carilion Clinic	5.00%	7/1/2025	A+		10,000	10,713,600
Rochester Hlth Care—Mayo Clinic	4.50%	11/15/2038	AA		9,500	10,679,710
San Buenaventura—Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	11,856,500
Sartell Hlth Care—Country Manor	5.25%	9/1/2030	NR		1,000	940,150
SC Jobs EDA—Tuomey Hsp (AMBAC)	5.00%	11/1/2018	NR		1,895	1,814,519
SC Jobs EDA—Tuomey Hsp (CIFG)	5.00%	11/1/2019	BB		3,620	3,430,819
Scottsdale IDA—Scottsdale Hlthcare	5.00%	9/1/2017	A2		2,000	2,219,820
SE Port Auth—Memorial Hlth	5.75%	12/1/2032	NR		1,900	1,827,344
Shelby Co Hlth Ed Hsg—Baptist Mem Hlth	5.00%	9/1/2017	AA-		4,000	4,478,040
Shelby Co Hlth Ed Hsg—Vlg Germantwn	5.00%	12/1/2032	NR		3,880	3,453,510
So Broward Hsp Dist—Memorial Hlthcare (NPFGC)	5.00%	5/1/2019	AA-		5,130	5,530,858
So Broward Hsp Dist—Memorial Hlthcare (NPFGC)	5.00%	5/1/2022	AA-		2,710	2,871,787
St Paul Hsg & Redev—Healtheast	5.00%	11/15/2017	BBB-		2,900	3,062,023
Sylacauga Hlth—Coosa Vy Med Ctr	5.375%	8/1/2015	NR		1,005	1,023,020
Sylacauga Hlth—Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,525	3,400,391
Tarrant Co Cultural—Christus Hlth (AG)	5.75%	7/1/2018	AA-		2,685	2,839,038
Thomasville Hsp Auth—John Archbold	4.75%	11/1/2025	A		6,150	6,291,450
Travis Co Hlth—Longhorn Vlg	5.50%	1/1/2017	NR		1,805	1,795,325
Tyler Hlth—Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,070,241
Univ Alabama Birmingham Hsp	5.25%	9/1/2017	A+		1,180	1,330,202
Univ Med Ctr Corp	6.00%	7/1/2024	BBB+		1,000	1,109,790
Westchester Co Hlth Care	5.00%	11/1/2019	A3		4,000	4,436,680
Westchester Co Hlth Care	5.125%	11/1/2020	A3		5,500	6,103,185
Westchester Co LDC—Kendal Hudson	5.00%	1/1/2028	BBB	(d)	1,350	1,329,628
WI Hlth & Ed—Ascension Hlth(b)	5.00%	11/15/2033	AA+		7,000	7,164,745
WI Hlth & Ed—Aurora Hlth	5.00%	7/15/2026	A3		5,575	5,770,794
WI Hlth & Ed—Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-		1,110	1,262,015
WI Hlth & Ed—Wheaton Franciscan Hlth	5.25%	8/15/2017	A-		8,160	8,760,413
WI Hlth & Ed—Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,124,360
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,505,545
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,212,005
WV Hsp—Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,614,384
Total						553,115,730

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Housing 0.41%
Alachua Co Hlth—Oak Hammock	8.00%	10/1/2032	NR		$500	$570,845
Athens Hsg Auth—UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,252,240
CA Stwde—American Baptist	2.10%	10/1/2019	BBB		2,200	2,133,340
CA Stwde—CHF-Irvine LLC	6.00%	5/15/2023	Baa2		2,000	2,133,120
MI Strategic Fd—Evangelical Homes	5.25%	6/1/2032	BB+	(d)	1,500	1,374,585
NJ EDA—Montclair St Std Hsg	5.00%	6/1/2018	Baa3		1,390	1,516,991
NJ EDA—Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,778,712
PA Hi Ed—Edinboro Univ	5.00%	7/1/2018	Baa3		215	220,734
WA Hsg—Emerald Heights	4.00%	7/1/2019	A-	(d)	1,130	1,152,046
WA Hsg—Emerald Heights	5.00%	7/1/2022	A-	(d)	1,000	1,046,790
Total						14,179,403

Lease Obligations 9.44%
AZ Sch Brd COP (NPFGC)(FGIC)	5.00%	9/1/2019	A+		4,850	5,202,886
Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		5,000	5,745,850
CA Pub Wks—Dept Gen Svcs	5.00%	4/1/2020	A2		4,085	4,660,291
CA Pub Wks—Dept Hsps	5.00%	6/1/2023	A2		3,000	3,397,590
CA Pub Wks—Dept Hsps	5.00%	6/1/2024	A2		10,000	11,281,400
CA Pub Wks—Various Cap Proj	5.00%	3/1/2018	A2		7,490	8,573,803
CA Pub Wks—Various Cap Proj	5.00%	11/1/2019	A2		1,000	1,171,490
CA Pub Wks—Various Cap Proj	5.00%	11/1/2020	A2		1,500	1,735,530
CA Pub Wks—Various Cap Proj	5.00%	4/1/2021	A2		3,250	3,749,330
CA Pub Wks—Various Cap Proj	5.00%	11/1/2021	A2		1,000	1,155,690
CA Pub Wks—Various Cap Proj	5.00%	4/1/2022	A2		4,200	4,835,964
CA Pub Wks—Various Cap Proj	5.25%	10/1/2019	A2		11,370	13,539,737
Cleveland COP—Cleveland Stadium	5.00%	11/15/2019	A2		2,450	2,752,453
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA-		3,800	4,212,376
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+		4,000	4,437,640
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+		6,405	6,969,473
Erie Co IDA—Buffalo Sch Dist	5.00%	5/1/2024	AA-		5,930	6,664,312
Erie Co IDA—Sch Facs	5.00%	5/1/2019	AA-		2,500	2,895,375
Erie Co IDA—Sch Facs	5.00%	5/1/2020	AA-		3,650	4,250,753
FL Dept of Children’s & Family Svcs COP (NPFGC)	5.00%	10/1/2022	AA+		2,870	3,100,777
Greenville Co Sch Dist	5.50%	12/1/2017	AA		3,000	3,502,080
Houston Co Coop Dist—Country Crossing(e)	12.50%	6/7/2013	NR		1,768	247,520
Kansas City IDA—Downtown Redev Dist	5.00%	9/1/2022	AA-		7,470	8,342,122
KY Ppty & Bldgs Commn—Proj #93 (AG)	5.25%	2/1/2020	AA-		2,000	2,323,600

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
LA PFA—Hurricane Recovery (AG)	5.00%	6/1/2020	AA-	$5,000	$5,311,950
Los Angeles Co COPS—Disney Concert Hall	5.00%	9/1/2022	AA-	1,250	1,437,850
Los Angeles Co Pub Wks	5.00%	8/1/2023	AA-	1,000	1,130,040
MD EDC—Public Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,330,839
Mecklenburg Co COP	5.00%	2/1/2020	AA+	3,565	4,085,383
Mecklenburg Co PFC	5.00%	3/1/2020	AA+	2,525	2,913,017
MI Fin Auth—Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,231,975
MI Strategic Fd—Cadillac Place	5.25%	10/15/2023	A+	3,865	4,297,841
MI Strategic Fd—Cadillac Place	5.25%	10/15/2024	A+	6,915	7,578,425
Miami Dade Co Sch Brd COP (NPFGC)(FGIC)	5.00%	5/1/2022	A1	11,550	12,635,815
MN State Gen Fund	5.00%	3/1/2021	AA	4,000	4,723,000
Montgomery Co IDA	5.00%	2/1/2018	AA-	1,000	1,133,530
NC Infra Fin Corp (AGM)	5.00%	5/1/2017	AA+	2,000	2,275,160
NJ EDA—Sch Facs	5.00%	3/1/2022	A+	8,000	9,104,880
NJ EDA—Sch Facs	5.00%	3/1/2022	A+	5,695	6,508,702
NJ EDA—Sch Facs	5.00%	3/1/2023	A+	7,445	8,480,972
NJ EDA—Sch Facs	5.25%	12/15/2020	A+	8,125	9,281,675
NJ EDA—Sch Facs	5.25%	9/1/2023	A+	10,000	11,342,800
NJ EDA—Sch Facs	5.25%	9/1/2025	A+	5,550	6,175,207
NJ EDA—Transit Proj	5.00%	5/1/2018	A+	1,425	1,620,467
NJ EDA—Transit Proj	5.00%	5/1/2019	A+	3,000	3,438,600
NJ Sports & Expo Auth	5.00%	9/1/2018	A+	4,950	5,623,893
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	A+	1,000	1,192,160
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,391,828
NY UDC—PIT(b)	5.00%	12/15/2025	AAA	1,320	1,455,049
NY UDC—PIT(b)	5.00%	12/15/2026	AAA	1,920	2,116,436
NY UDC—Svc Contract	5.00%	1/1/2022	AA-	3,705	4,198,358
Oakland/Alameda Co Coliseum Auth—Oakland Coliseum	5.00%	2/1/2020	A1	8,030	9,132,439
Oakland/Alameda Co Coliseum Auth—Oakland Coliseum	5.00%	2/1/2021	A1	8,750	9,905,437
Philadelphia Redev Auth	5.00%	4/15/2019	A2	2,215	2,464,365
Philadelphia Redev Auth	5.00%	4/15/2020	A2	3,525	3,920,505
Philadelphia Redev Auth	5.00%	4/15/2021	A2	2,000	2,216,680
Philadelphia Redev Auth	5.00%	4/15/2022	A2	5,195	5,745,306
PR Pub Bldg Auth GTD	7.00%	7/1/2021	BBB-	5,000	4,522,050
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	A+	2,000	2,245,880
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	A+	4,100	4,578,019

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Lease Obligations (continued)
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	A+		$3,750	$4,174,762
San Jose Fing Auth—Civic Ctr	5.00%	6/1/2019	AA		1,000	1,158,050
San Jose Fing Auth—Civic Ctr	5.00%	6/1/2020	AA		825	955,193
San Jose Fing Auth—Civic Ctr	5.00%	6/1/2022	AA		1,000	1,152,340
San Jose Fing Auth—Civic Ctr	5.00%	6/1/2023	AA		1,000	1,145,850
Santa Clara Co Fin Auth	4.00%	2/1/2024	AA		9,810	10,190,039
Twin Rivers USD (AGM)	3.20%	6/1/2027	AA-		1,750	1,743,718
Twin Rivers USD (AGM)	3.20%	6/1/2035	AA-		920	905,308
Twin Rivers USD (AGM)	3.20%	6/1/2041	AA-		2,250	2,198,340
Total						323,118,175

Other Revenue 5.11%
Apache Co Poll Ctl—Tucson Elec	4.50%	3/1/2030	BBB		17,300	16,063,569
Austin Convention†	6.00%	1/1/2017	Ba2		1,935	2,051,526
Baker Correctional Dev	7.50%	2/1/2030	NR		1,200	998,760
Baytown Twp—St Croix Prep Admy	6.00%	8/1/2018	BB		1,830	1,831,336
Brooklyn Arena LDC—Barclays Ctr	5.75%	7/15/2019	BBB-		2,715	3,032,166
CA Infra & Econ Dev—Broad Museum	5.00%	6/1/2021	Aa1		5,425	6,452,495
CA Infra & Econ Dev—Gladstone Instn	5.25%	10/1/2026	A-		10,250	11,024,900
Chester Co IDA—Collegium Chtr Sch	5.25%	10/15/2032	BBB-		6,410	5,882,265
Cleveland Arpt	5.00%	1/1/2028	A-		2,500	2,567,800
Cleveland Arpt	5.00%	1/1/2029	A-		2,500	2,538,625
Clifton Higher Ed—IDEA Pub Schs	3.75%	8/15/2022	BBB		3,265	3,057,836
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2032	BBB		915	854,518
Clifton Higher Ed—Uplift Education	5.70%	12/1/2025	BBB-		5,110	5,319,612
DC Rev—Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		3,000	2,786,460
FL Brd Ed—Lottery Rev	5.00%	7/1/2020	AAA		7,645	8,979,664
FL Dept Env Protn—Florida Forever	5.00%	7/1/2018	AA-		14,650	16,815,416
FL DFC—Renaissance Chtr Sch	6.00%	6/15/2032	NR		2,250	2,017,080
FL DFC—Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(d)	4,650	4,785,873
Florence Twn IDA—Legacy Trad Sch	5.75%	7/1/2033	BB		3,000	2,760,780
Houston Hi Ed—Cosmos Fndtn	4.00%	2/15/2022	BBB		1,000	943,380
Houston Hi Ed—Cosmos Fndtn	5.00%	2/15/2032	BBB		2,250	2,033,955
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024	A1		4,000	4,394,320
La Paz Co IDA—Imperial Regl Jail	7.375%	10/1/2032	NR		5,000	4,952,150
La Vernia Hi Ed—Life Schools of Dallas	7.00%	8/15/2026	BBB-		4,455	4,987,061
Maverick Co PFC	6.25%	2/1/2024	NR		1,825	1,286,972
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2016	NR		700	482,825

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
MI Fin Auth—Detroit Sch Dist	5.00%	6/1/2019		A+	$1,900	$2,078,809
MI Fin Auth—Detroit Sch Dist	5.00%	6/1/2020		A+	1,400	1,538,586
MI St Strategic Fd(g)	—	—	(h)	NR	400	40
Minneapolis—Ntl Marrow Donor	4.875%	8/1/2025		BBB	5,000	5,028,500
Mohave Co IDA—Mohave Prison	7.50%	5/1/2019		BBB+	3,225	3,750,772
Mohave Co IDA—Mohave Prison	8.00%	5/1/2025		BBB+	5,000	5,827,700
NYC Cultural—Lincoln Ctr	5.75%	12/1/2018		A+	2,500	2,941,375
NYC Cultural—Whitney Museum	5.00%	7/1/2021		A	5,000	5,727,100
PA IDA—Economic Dev	5.00%	7/1/2019		A1	3,500	4,028,045
PA IDA—Economic Dev	5.00%	7/1/2020		A1	2,000	2,316,540
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)	4.75%	12/1/2015		A	5,000	4,928,200
SC Transp	5.00%	10/1/2020		A1	13,105	15,213,725
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-	2,400	2,520,840
Total						174,801,576

Pre-Refunded 0.03%
Met Govt Nashville GO	5.00%	5/15/2020		NR	775	889,607

Special Tax 1.49%
Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2	5,500	5,151,190
Atlanta Tax Alloc—Beltline Rmkt	6.75%	1/1/2020		A2	2,600	3,112,980
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019		BBB+	2,000	2,146,860
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		BBB+	1,000	1,055,600
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		BBB+	1,500	1,547,685
Glendale Redev Agy	5.50%	12/1/2024		A	6,000	6,215,700
Houston Co Coop Dist—Country Crossing	10.00%	5/1/2039		NR	5,000	941,665
Orlando Redev TIF	5.25%	9/1/2021		A	6,415	7,209,818
Plaza Met Dist #1	4.50%	12/1/2030		NR	4,300	3,906,120
Sparks Loc Impt Dists—Dist #3	6.50%	9/1/2020		NR	360	370,458
Sparks Tourism Impt Dist†	6.50%	6/15/2020		B2	5,755	5,835,455
Village CDD #10	4.50%	5/1/2023		NR	2,325	2,241,207
Village CDD #9	5.00%	5/1/2022		NR	1,830	1,868,320
Village CDD #9	5.25%	5/1/2031		NR	1,985	2,040,104
Village CDD #9	5.75%	5/1/2021		NR	3,955	4,325,307
Village CDD #9	6.75%	5/1/2031		NR	2,820	3,156,257
Total						51,124,726

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tax Revenue 6.38%
CA State Economic Recovery	5.00%		7/1/2018	Aa2		$7,105	$8,321,376
Contra Costa Trsp—Sales Tax	0.492%	#	3/1/2034	AA+		5,000	5,017,350
El Paso Dev Corp—Downtown Ballpark	6.25%		8/15/2023	AA-		5,000	5,555,850
Gtr Wenatchee Regl Events Ctr	5.00%		9/1/2027	NR		1,000	966,870
Gtr Wenatchee Regl Events Ctr	5.25%		9/1/2032	NR		1,000	966,230
Guam Ltd Oblig—Section 30 Landfill	5.375%		12/1/2024	BBB+		1,000	1,046,560
Guam Ltd Oblig—Section 30 Landfill	5.50%		12/1/2019	BBB+		1,000	1,078,310
IL Sales Tax	5.00%		6/15/2019	AAA		5,000	5,830,500
IL State—Unemployment Insurance Fund Bldg	5.00%		12/15/2019	AA		2,500	2,677,350
Jacksonville Sales Tax	5.00%		10/1/2021	A1		2,500	2,835,950
LA Stadium & Expo Dist	5.00%		7/1/2021	A3		1,000	1,132,820
MA Sch Bldg Auth—Sales Tax	5.00%		8/15/2030	AA+		5,665	6,181,308
Martin Co Hospital District	7.00%		4/1/2031	BBB	(d)	3,250	3,457,967
Met Govt Nashville—Cnty Conv Ctr	5.00%		7/1/2022	A1		3,245	3,708,710
Met Pier & Expo Auth—McCormick Place	5.00%		12/15/2020	AAA		2,500	2,907,600
MTA NY—Dedicated Tax	5.00%		11/15/2020	AA		5,105	5,990,309
MTA NY—Dedicated Tax	5.00%		11/15/2021	AA		3,145	3,688,991
NJ EDA—Cigarette Tax	5.00%		6/15/2024	BBB+		3,000	3,168,720
NJ EDA—Cigarette Tax	5.00%		6/15/2028	BBB+		6,650	6,682,119
NJ EDA—Cigarette Tax	5.00%		6/15/2029	BBB+		500	498,885
NY Dorm—PIT	5.00%		12/15/2019	AAA		15,000	17,668,650
NY Dorm—PIT	5.00%		3/15/2024	AAA		15,585	17,707,521
NY Dorm—Sch Dist Fin (AG)	5.00%		10/1/2017	AA-		5,000	5,655,250
NY UDC—PIT	5.00%		3/15/2018	AAA		10,000	11,604,100
NYC TFA—Bldg Aid	5.00%		7/15/2024	AA-		10,000	11,371,200
NYC TFA—Future Tax	5.00%		5/1/2024	AAA		14,745	16,431,238
NYC TFA—Future Tax	5.00%		5/1/2025	AAA		9,000	10,025,100
NYC TFA—Future Tax ETM	5.00%		11/1/2016	NR		1,395	1,578,694
Oneida Tribe Salex Tax Rev†	5.50%		2/1/2021	AA-		2,545	2,785,630
Orange Co Tourist Dev Tax (NPFGC)	5.00%		10/1/2018	A+		1,680	1,902,953
PA Econ Dev—Unemployment Comp	5.00%		7/1/2021	Aaa		4,000	4,520,680
PA Econ Dev—Unemployment Comp	5.00%		7/1/2022	Aaa		15,000	16,457,100
Polk Co Trans Rev	5.00%		12/1/2021	A1		2,825	3,211,912
PR Corp Sales Tax	5.00%		8/1/2022	AA-		1,500	1,561,995
PR Corp Sales Tax	5.50%		8/1/2023	A+		5,000	4,947,300
PR Corp Sales Tax	5.50%		8/1/2028	A+		7,265	6,484,158

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tax Revenue (continued)
San Mateo Co Trans Dist (NPFGC)	4.50%	6/1/2022	AA		$1,830	$1,914,766
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2019	AA		1,950	2,268,142
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2020	AA		1,025	1,203,084
Virgin Islands PFA—Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,500	2,782,175
Virgin Islands PFA—Gross Tax Rcpts (NPFGC)(FGIC)	5.00%	10/1/2018	A		1,000	1,061,000
Virgin Islands PFA—Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,297,570
Total						218,153,993

Tobacco 4.09%
Buckeye Tobacco	5.125%	6/1/2024	B-		31,490	26,848,689
Buckeye Tobacco	5.75%	6/1/2034	B-		1,360	1,043,990
Buckeye Tobacco	5.875%	6/1/2030	B-		9,500	7,562,285
Golden St Tobacco	4.50%	6/1/2027	B		8,765	7,542,896
Golden St Tobacco	5.00%	6/1/2014	A1		2,500	2,554,950
Golden St Tobacco	5.00%	6/1/2033	B-		10,000	7,721,400
Inland Empire Tobacco	4.625%	6/1/2021	B	(d)	2,530	2,307,006
Inland Empire Tobacco	5.00%	6/1/2021	B	(d)	3,350	3,140,491
MI Tob Settlement	5.125%	6/1/2022	B-		5,125	4,382,695
MI Tob Settlement	5.25%	6/1/2022	B-		6,885	5,942,030
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		3,700	3,507,452
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2017	A		10,095	11,207,873
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A-		8,500	9,137,840
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A		1,000	1,086,110
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A-		1,000	1,069,500
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A-		1,000	1,054,810
Tobacco Settlement Fin Corp	4.50%	6/1/2023	B1		12,030	11,378,576
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1		10,000	8,775,500
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2		10,500	7,691,775
Tobacco Settlement Fin Corp	5.00%	6/1/2018	AA-		5,000	5,755,650
Tobacco Settlement Fin Corp	5.00%	5/15/2022	A		5,000	5,545,700
Tobacco Settlement Fin Corp	5.00%	6/1/2029	B2		5,000	4,256,300
Tobacco Settlement Fin Corp	5.50%	6/1/2019	AA-		495	496,807
Total						140,010,325

Transportation 12.12%
Alameda Corridor Trsp Auth	5.00%	10/1/2020	A-		1,730	2,005,952
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-		1,500	1,731,420

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Atlanta Airport	5.50%		1/1/2021	A1	$3,000	$3,553,560
AZ Transp Brd Hwy	5.00%		7/1/2021	AA+	10,000	11,834,900
Bay Area Toll Auth	0.77%	#	4/1/2047	AA	6,000	5,939,700
Central TX Mobility Auth	5.00%		1/1/2033	Baa3	3,000	2,675,730
Central TX Mobility Auth	5.75%		1/1/2019	Baa2	750	842,003
Central TX Mobility Auth	5.75%		1/1/2020	Baa2	1,000	1,119,220
Central TX Mobility Auth	5.75%		1/1/2031	Baa2	2,000	2,042,520
Chicago O’Hare Arpt	5.00%		1/1/2022	A2	2,250	2,483,888
Chicago O’Hare Arpt (AGM)	5.00%		1/1/2020	AA-	3,500	3,800,545
Chicago O’Hare Arpt AMT	5.00%		1/1/2020	A2	6,320	7,107,346
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A2	11,740	13,201,160
Clark Co Arpt (AGM)	5.00%		7/1/2022	AA-	3,905	4,379,809
Dallas Area Rapid Transit(b)	5.00%		12/1/2022	AA+	635	706,847
Dallas Area Rapid Transit(b)	5.00%		12/1/2023	AA+	390	434,126
Dallas Area Rapid Transit(b)	5.00%		12/1/2024	AA+	515	573,270
Dallas Area Rapid Transit(b)	5.00%		12/1/2028	AA+	460	512,047
Delaware River Port Auth	5.00%		1/1/2027	BBB-	1,835	1,847,019
Denver City & Co Arpt (NPFGC)(FGIC)	5.00%		11/15/2022	A+	13,625	14,849,479
E470 Pub Hwy Auth (NPFGC)	Zero Coupon		9/1/2018	A	10,900	9,371,602
Foothill / Eastern Corridor Toll Rd	5.80%		1/15/2020	BBB-	7,000	7,105,350
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	5.80%		1/15/2020	A	3,495	3,547,600
HI Arpts Sys AMT	5.00%		7/1/2017	A	5,000	5,632,850
HI Arpts Sys AMT	5.00%		7/1/2022	A	5,130	5,784,998
Houston Arpt AMT	5.00%		7/1/2021	A	5,000	5,623,750
KY Tpk Auth	5.00%		7/1/2026	AA+	5,215	5,812,118
Los Angeles Harbor	5.00%		8/1/2024	AA	1,500	1,701,135
MD EDC—CNX Consol Energy	5.75%		9/1/2025	BB	1,500	1,571,220
MD EDC—Maryland Port	5.125%		6/1/2020	Baa3	2,590	2,733,952
MD EDC—Maryland Port	5.125%		6/1/2020	Baa3	1,000	1,055,580
Miami Dade Co Expwy Auth	5.00%		7/1/2022	A-	1,500	1,715,520
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A-	2,000	2,259,580
Miami Dade Co Expwy Auth	5.00%		7/1/2024	A-	3,500	3,906,315
Minneapolis / St Paul Met Arpt	5.00%		1/1/2020	AA-	2,190	2,533,414
Minneapolis / St Paul Met Arpt (AMBAC)	5.00%		1/1/2024	AA-	10,250	11,221,187
Montgomery Co	4.00%		3/1/2019	Aa1	2,435	2,692,769
MTA NY	5.00%		11/15/2021	A	1,500	1,727,490

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
MTA NY	5.00%		11/1/2023	A	$5,640	$6,391,417
MTA NY	5.00%		11/15/2023	A	9,250	10,486,817
MTA NY	5.00%		11/15/2025	A	2,000	2,170,560
MTA NY—Dedicated Tax	5.00%		11/15/2019	AA	1,375	1,616,546
NC State GARVEE	5.00%		3/1/2018	AA	11,660	13,320,384
NJ Tpk Auth	5.00%		1/1/2021	A+	5,000	5,748,350
NJ Tpk Auth	5.00%		1/1/2023	A+	3,835	4,347,356
NJ Tpk Auth	5.00%		1/1/2024	A+	3,000	3,374,790
NJ Trans Trust Fund	5.75%		6/15/2020	A+	7,645	9,132,258
NJ Trans Trust Fund CR (AGM)	5.00%		6/15/2024	AA-	10,165	11,275,425
North TX Twy Auth	6.25%		1/1/2024	A2	5,000	5,907,900
NY Twy Auth	5.00%		1/1/2020	A+	1,500	1,731,450
Orlando & Orange Co Expwy Auth	5.00%		7/1/2020	A	2,000	2,327,360
PA Tpk Commn	0.75%	#	12/1/2018	A+	3,000	2,948,760
PA Tpk Commn	5.00%		12/1/2017	A+	6,440	7,421,778
PA Tpk Commn	5.00%		12/1/2022	A+	3,500	4,038,755
PA Tpk Commn (AG)	5.00%		6/1/2018	AA-	2,500	2,856,075
PA Tpk Commn—Registration Fee (AGM)	5.25%		7/15/2019	AA-	1,270	1,453,985
Phoenix Airport	5.00%		7/1/2023	A+	7,000	7,767,550
Phoenix Airport AMT	5.00%		7/1/2021	AA-	3,050	3,486,730
Phoenix Airport AMT	5.00%		7/1/2022	AA-	1,500	1,717,995
Port Auth NY & NJ—JFK IAT	5.00%		12/1/2020	BBB	6,000	6,420,240
Port Oakland AMT	5.00%		5/1/2021	A+	1,000	1,104,660
Port Oakland AMT	5.00%		5/1/2022	A+	11,000	12,084,930
Port Seattle PFC	5.00%		12/1/2020	A+	6,500	7,549,945
Regional Trans Dist—Denver Trans	5.00%		7/15/2021	Baa3	3,460	3,630,024
Regional Trans Dist—Denver Trans	5.00%		1/15/2022	Baa3	2,800	2,897,412
Regional Trans Dist—Denver Trans	5.125%		1/15/2023	Baa3	2,835	2,920,674
Regional Trans Dist—Denver Trans	5.125%		7/15/2023	Baa3	5,670	5,841,347
San Francisco Arpt AMT	5.00%		5/1/2026	A+	10,000	10,607,900
San Francisco Arpt AMT	5.00%		5/1/2028	A+	7,450	7,766,253
South Jersey Trans Auth	5.00%		11/1/2020	A-	2,000	2,257,400
South Jersey Trans Auth	5.00%		11/1/2021	A-	5,305	5,963,775
Southeastern PA Transp Auth	5.00%		6/1/2023	A+	2,500	2,836,200
St Louis Arpt—Lambert Intl Airport (AGM)	5.00%		7/1/2017	AA-	1,650	1,868,510
Triborough Brdg & Tunl Auth	5.00%		11/15/2020	AA-	7,525	8,911,255
Triborough Brdg & Tunl Auth	5.00%		11/15/2022	A+	4,715	5,515,418

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	$5,000	$5,840,100
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,324,680
Triborough Brdg & Tunl Auth (NPFGC)	5.50%	11/15/2021	A+	10,000	12,093,200
VA Small Bus Fing—95 Express Lanes AMT	5.00%	7/1/2034	BBB-	3,650	3,275,656
VA Small Bus Fing—Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	9,842,910
VA Transp Brd—Cap Proj	5.00%	5/15/2021	AA+	10,000	11,815,000
WA St GARVEE—520 Corridor	5.00%	9/1/2021	AA	10,000	11,659,300
WI Trans	5.00%	7/1/2019	AA+	2,000	2,298,580
Total					414,484,581

Utilities 15.77%
Amr Muni Pwr—Fremont Energy	5.00%	2/15/2020	A1	2,000	2,274,880
Amr Muni Pwr—Fremont Energy	5.00%	2/15/2021	A1	1,300	1,474,330
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%	9/1/2020	AA-	3,320	3,615,779
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%	9/1/2020	AA-	1,480	1,586,516
CA Dept Wtr Res Pwr	5.00%	5/1/2018	AA-	4,050	4,725,621
CA Dept Wtr Res Pwr	5.00%	5/1/2019	AA-	16,695	19,712,120
Central Plains—Goldman Sachs	5.00%	9/1/2027	A-	15,000	15,010,050
Detroit Sewer	5.50%	7/1/2024	BB-	2,500	2,525,850
East Bay Utility Water District	5.00%	6/1/2021	AAA	13,260	15,957,349
Energy Northwest—Columbia Station (AMBAC)	5.00%	7/1/2024	Aa1	11,665	12,741,913
Farmington Poll Ctl—AZ Pub Svc	4.70%	5/1/2024	BBB+	5,265	5,444,115
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,505,995
FL Muni Pwr Agy—St Lucie	5.00%	10/1/2021	A2	3,650	4,131,180
GA Env Loan Acquisition Corp	4.00%	3/15/2021	Aaa	3,695	3,698,547
Hampton Rds Santn Dist	5.00%	4/1/2022	AAA	5,000	5,625,650
HI Dept Budget—Hawaiian Electric AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	14,642,400
IA Fin Auth—Revolving Fund	5.25%	8/1/2020	AAA	2,500	2,898,300
IL DFA—Peoples Gas AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,597,500
IN Fin Auth Waste Wtr	5.25%	10/1/2026	AA	5,000	5,576,050
Indianapolis Local Pub Impt Bd Bk (NPFGC)	5.00%	7/1/2019	A+	340	380,858
Intermountain Pwr Agy	5.00%	7/1/2021	A+	3,000	3,417,000
Intermountain Pwr Agy	5.00%	7/1/2022	A+	1,500	1,697,580
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,833,455
KS DFA—Dept Hlth & Env	5.00%	3/1/2021	AAA	6,680	7,818,740
KS Env Impt—Kansas City Pwr & Lt	2.95%	12/1/2023	A-	9,500	8,978,070

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
KS Env Impt—Kansas City Pwr & Lt	2.95%		12/1/2023	A-	$2,400	$2,268,144
LA Env Facs—East Baton Rouge Swr	0.827%	#	2/1/2049	A+	15,000	14,896,950
Lakeland Energy (AGM)	5.00%		10/1/2018	AA	3,975	4,596,412
Long Beach Nat Gas—ML	1.607%	#	11/15/2026	A-	4,000	3,520,760
Long Island Power Auth	5.00%		5/1/2019	A-	1,000	1,133,280
Long Island Power Auth	5.00%		5/1/2020	A-	2,930	3,327,923
Long Island Power Auth (NPFGC)(FGIC)	5.00%		12/1/2019	A	3,000	3,229,590
Los Angeles DEWAP—Pwr Sys	5.00%		7/1/2022	AA-	4,250	5,016,658
Los Angeles Solid Waste	5.00%		2/1/2020	AA	2,000	2,311,600
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2019	AA	4,705	5,533,315
Lower Colo Riv Auth	5.00%		5/15/2018	A	6,345	7,286,027
Lower Colo Riv Auth	5.00%		5/15/2020	A1	3,130	3,608,514
Lower Colo Riv Auth	5.00%		5/15/2020	A1	3,930	4,530,818
Lower Colo Riv Auth	5.00%		5/15/2021	A	5,225	6,043,287
Lower Colo Riv Auth	5.00%		5/15/2022	A	10,005	11,394,694
MA DFA—Dominion Energy	5.75%		12/1/2042	A-	1,000	1,225,380
Main St Nat Gas—ML	5.00%		3/15/2021	A-	2,500	2,740,575
MD EDC—Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,950,729
MEAG—Gen Resolution Projects	5.00%		1/1/2020	A	6,190	7,148,955
MEAG—Proj 1	5.00%		1/1/2021	A	4,185	4,835,182
Met Govt Nashville Water & Sewer	5.00%		7/1/2022	A+	1,000	1,180,600
Met Govt Nashville Water & Sewer	5.00%		7/1/2029	AA-	8,515	9,413,247
Miami Dade Co Wtr & Swr (AGM)	5.25%		10/1/2018	AA-	3,000	3,507,870
Modesto Irrigation Dist	5.00%		7/1/2022	A+	1,000	1,167,010
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,800	2,098,836
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,269,853
NC Eastern Muni Pwr	5.00%		1/1/2019	A-	2,245	2,571,445
NC Eastern Muni Pwr	5.00%		1/1/2020	A-	1,000	1,125,270
NC Muni Pwr Agy #1 Catawba Elec	5.00%		1/1/2019	A	6,500	7,490,600
NE Public Power	5.00%		1/1/2029	A1	1,500	1,620,780
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB-	8,000	7,451,920
Northern CA Pwr—Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,943,908
Northern CA Pwr—Morgan Stanley	0.814%	#	7/1/2019	A-	10,000	9,276,600
Northern CA Pwr—Morgan Stanley	0.904%	#	7/1/2027	A-	4,265	3,571,255
NY Energy—Rochester Gas & Elec (NPFGC)	5.00%		8/1/2032	A	5,000	5,288,500
OH Air Quality—FirstEnergy	5.70%		8/1/2020	BBB-	4,250	4,731,355
OH Air Quality—FirstEnergy	5.75%		6/1/2033	BBB-	3,000	3,209,370

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
OH Air Quality—Ohio Vly Elec	5.625%	10/1/2019	BBB-	$8,000	$8,686,800
PA Econ Dev—Philadelphia Biosolids	5.25%	1/1/2016	Baa3	2,225	2,331,778
PA Econ Dev—Philadelphia Biosolids	5.50%	1/1/2018	Baa3	1,030	1,089,287
PA Econ Dev—PPL Electric Utility Rmkt	4.00%	10/1/2023	A-	12,500	12,675,250
Philadelphia Gas Works	5.00%	8/1/2016	BBB+	1,000	1,088,390
Philadelphia Wastewater	5.00%	11/1/2026	A1	5,000	5,448,850
Piedmont Muni Pwr Agy	5.00%	1/1/2019	A-	1,250	1,434,438
Piedmont Muni Pwr Agy	5.00%	1/1/2022	A-	4,750	5,351,065
Piedmont Muni Pwr Agy	5.00%	1/1/2024	A-	7,920	8,770,133
Piedmont Muni Pwr Agy	5.25%	1/1/2019	A-	2,000	2,270,160
Pima Co IDA—Tucson Elec	4.95%	10/1/2020	BBB	10,640	11,298,084
PR Aqueduct & Swr Auth	5.25%	7/1/2029	BB+	10,000	7,324,200
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	10,555	9,110,337
PR Elec Pwr Auth	5.00%	7/1/2024	BBB	4,900	3,975,223
PR Elec Pwr Auth	5.00%	7/1/2029	BBB	8,205	6,093,361
PR Elec Pwr Auth	5.25%	7/1/2019	BBB	2,000	1,701,760
PR Elec Pwr Auth	5.25%	7/1/2026	BBB	4,900	3,874,724
PR Elec Pwr Auth	7.00%	7/1/2033	BBB	7,500	6,244,650
Public Gas Partners Inc	5.00%	10/1/2019	A+	5,950	6,730,819
Sa Energy Acquisition Pub Fac	5.50%	8/1/2021	A-	2,360	2,625,948
Salt River Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,131,580
Salt River Proj Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,454,875
Salt Verde Fin Corp—Citi	5.00%	12/1/2032	A-	5,000	5,011,900
Salt Verde Fin Corp—Citi	5.50%	12/1/2029	A-	5,000	5,378,350
San Diego PFA Swr	5.00%	5/15/2020	AA-	5,000	5,761,450
San Diego PFA Swr	5.50%	5/15/2023	AA-	5,000	5,841,250
San Francisco City & Co Pub Util Sys	5.00%	11/1/2023	AA-	5,450	6,349,850
Snohomish Co PUD #1 (AGM)	5.00%	12/1/2020	AA-	5,000	5,382,900
TEAC—Goldman Sachs	5.00%	2/1/2018	BBB	1,055	1,147,597
TEAC—Goldman Sachs	5.25%	9/1/2021	A-	3,000	3,271,170
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2024	A3	13,000	13,307,190
TX Muni Gas Acq & Supply—ML	5.25%	12/15/2021	A-	4,685	5,190,839
TX Muni Gas Acq & Supply—ML	5.25%	12/15/2023	A-	2,925	3,187,636
TX Muni Gas Acq & Supply—ML	5.625%	12/15/2017	A-	7,010	7,886,951
TX Muni Pwr Agy	4.00%	9/1/2017	A+	2,000	2,192,420
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	2,926,664
UT Muni Pwr—Payson Pwr	5.00%	4/1/2021	A-	5,300	6,056,363

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
VA Res Auth Clean Wtr—Revolving Fd	5.00%	10/1/2018	AAA	$2,150	$2,496,021
Western Genr Agy—Wauna Cogen AMT	5.00%	1/1/2016	NR	1,510	1,509,879
Wichita Wtr & Swr	5.00%	10/1/2020	AA-	6,795	7,969,312
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,577,147
Total					539,543,661
Total Municipal Bonds (cost $3,299,849,064)					3,312,108,807

				Shares (000)

SHORT-TERM INVESTMENTS 0.77%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,775)				2	1,775

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 0.77%

Lease Obligations 0.33%
Palm Beach Co Sch Brd COP	0.50%	10/1/2013	8/1/2029	BBB	$11,500	11,500,000

Utilities 0.44%
Las Vegas Valley Water District	0.30%	10/1/2013	6/1/2036	AA+	15,015	15,015,000
Total Variable Rate Demand Notes (cost $26,515,000)						26,515,000
Total Short-Term Investments (cost $26,516,775)						26,516,775
Total Investments in Securities 97.59% (cost $3,326,365,839)						3,338,625,582
Cash and Other Assets in Excess of Liabilities(i) 2.41%						82,297,691
Net Assets 100.00%						$3,420,923,273

Open Futures Contracts at September 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	December 2013	73	Short	$(9,736,375)	$(307,521)

Note: See Footnotes to Schedules of Investments on page 120 of this report.

60	See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$3,137,307,231	$—		$3,137,307,231
Other Revenue	—	174,801,536	40	(3)	174,801,576
Money Market Mutual Fund	1,775	—	—		1,775
Variable Rate Demand Notes	—	26,515,000	—		26,515,000
Total	$1,775	$3,338,623,767	$40		$3,338,625,582

Liabilities
Trust Certificates	$—	$(11,815,000)	$—		$(11,815,000)
Total	$—	$(11,815,000)	$—		$(11,815,000)

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(307,521)	—	—		(307,521)
Total	$(307,521)	$—	$—		$(307,521)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2012	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(2,460)
Purchases	—
Sales	—
Net transfers in/(out) of Level 3	2,500
Balance as of September 30, 2013	$40

See Notes to Financial Statements.	61

Schedule of Investments

AMT FREE MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.30%

Corporate-Backed 5.46%
Aleutians E Burough—Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$369,270
Beaver Co IDA—FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,500	1,444,410
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		1,000	1,131,510
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		1,500	1,692,960
LA Env Facs—Westlake Chem	6.50%	11/1/2035	BBB		150	160,410
LA Env Facs—Westlake Chem Rmkt	6.50%	8/1/2029	BBB		640	704,218
Nez Perce Co Poll Ctl—Potlatch	6.00%	10/1/2024	BB+		120	120,007
NYC Cap Res—Arthur Mgmt	7.00%	8/1/2025	NR		140	144,962
Warren Co—Intl Paper	5.80%	5/1/2034	BBB		100	102,797
Warren Co—Intl Paper	6.50%	9/1/2032	BBB		255	272,605
Whiting Env Facs—BP Rmkt	5.25%	1/1/2021	A		1,545	1,801,485
Total						7,944,634

Education 12.24%
Allegheny Co Hi Ed—Duquesne Univ	5.50%	3/1/2029	A2		140	152,226
Bourbonnais Vlg Ind—Olivet Nazarene Univ	5.50%	11/1/2042	BBB		300	297,834
CA Ed Facs—Santa Clara Univ	5.50%	4/1/2033	Aa3		265	283,452
CA Fin Auth—Emerson Clg	6.00%	1/1/2042	BBB+		250	261,712
CA Pub Wks—Regents UCal	5.00%	4/1/2034	Aa2		170	175,265
Dutchess Co LDC—Anderson Ctr	6.00%	10/1/2030	BB+		100	98,432
Fulton Co Dev—GA Tech Athletic Assoc	5.75%	10/1/2031	A2		80	88,498
Fulton Co Dev—Spelman Clg	5.00%	6/1/2026	A1		175	186,480
Fulton Co Dev—Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	798,963
Gainesville Redev—Riverside Mil Admy	5.125%	3/1/2027	BB+	(d)	1,000	942,070
IL Fin Auth—DePaul Univ	6.00%	10/1/2032	A		485	534,737
IL Fin Auth—DePaul Univ	6.125%	10/1/2040	A		55	60,266
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2020	Baa3		100	99,780
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2021	Baa3		500	495,690
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2031	Baa3		500	440,370
LA PFA—Loyola Univ	5.25%	10/1/2029	A+		680	741,071
McAllister Academic Vlg—AZ State Univ	5.25%	7/1/2030	AA-		105	110,661
MD Hlth & HI Ed—Loyola Univ	5.00%	10/1/2039	A		1,000	1,018,120
Morgan State Univ	5.00%	7/1/2027	Aa3		670	745,107
Morgan State Univ	5.00%	7/1/2030	Aa3		350	381,524
Morgan State Univ	5.00%	7/1/2032	Aa3		450	485,316
NC Cap Facs—High Point Univ	5.00%	5/1/2025	BBB+		1,075	1,092,576

62	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
NH Hlth & Ed—Sthrn NH Univ	5.00%	1/1/2019	BBB	$800	$848,728
NH Hlth & Ed—Sthrn NH Univ	5.00%	1/1/2027	BBB	250	250,483
Niagara Area Dev Corp—Niagara Univ	5.00%	5/1/2030	BBB+	750	760,942
NJ Ed Facs—Kean Univ	5.00%	9/1/2024	A2	350	386,652
NJ Ed Facs—Kean Univ	5.25%	9/1/2029	A2	160	173,496
NJ Ed Facs—Univ Med & Dent	6.50%	12/1/2020	NR	555	700,238
NY Dorm—Cornell Univ	5.00%	7/1/2034	Aa1	250	259,195
NY Dorm—New School	5.50%	7/1/2040	A-	400	417,576
NY Dorm—NYU(c)	5.00%	7/1/2043	AA-	1,000	1,037,430
Olmos Park Hi Ed—Univ Incarnate Word	5.00%	12/1/2021	A3	1,000	1,132,950
PA Hi Ed—La Salle Univ	4.00%	5/1/2032	BBB	1,085	931,060
PA Hi Ed—St Josephs Univ	5.00%	11/1/2030	A-	795	822,245
PR Indl Tourist—Inter American Univ	5.00%	10/1/2022	A-	600	583,494
Total					17,794,639

General Obligation 10.61%
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA-	550	607,882
CA State GO	5.375%	11/1/2035	A1	400	430,536
CA State GO	5.50%	3/1/2040	A1	975	1,039,350
CA State GO	6.50%	4/1/2033	A1	300	356,334
CA State GO (CIFG)	4.50%	8/1/2028	A1	200	203,264
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,177,830
Chicago GO	5.25%	1/1/2027	A+	250	252,630
Cook Co GO	5.00%	11/15/2024	AA	1,600	1,701,040
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	433,124
HI State GO	5.00%	12/1/2028	AA	1,000	1,104,890
Hudson Co Impt Auth—Solid Waste GTD	5.75%	1/1/2035	Aa3	225	246,553
IL State GO	5.00%	8/1/2023	A-	450	479,466
IL State GO	5.00%	1/1/2034	A-	770	732,293
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2	1,000	1,062,920
Los Alamitos USD	5.50%	8/1/2033	AA	150	165,764
Oakland USD (NPFGC)(FGIC)	5.00%	8/1/2026	A	125	125,216
PR Comwlth GO	5.00%	7/1/2031	BBB-	100	72,035
PR Comwlth GO	5.125%	7/1/2037	BBB-	1,660	1,178,899
PR Comwlth GO	5.25%	7/1/2030	BBB-	205	152,081
PR Comwlth GO	5.375%	7/1/2030	BBB-	910	692,264
PR Comwlth GO	5.50%	7/1/2031	BBB-	385	290,979
PR Comwlth GO	5.50%	7/1/2032	BBB-	515	383,351

See Notes to Financial Statements.	63

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
General Obligation (continued)
PR Pub Bldg Auth GTD	6.00%	7/1/2020	BBB-		$200	$171,112
PR Pub Bldg Auth GTD	6.25%	7/1/2026	BBB-		315	259,790
PR Pub Bldg Auth GTD	6.75%	7/1/2036	BBB-		300	245,430
St Pub SBA—Philadelphia Sch Dist	5.00%	4/1/2023	Aa3		1,000	1,092,490
Stockton USD (AGM)	5.00%	7/1/2028	AA-		750	779,557
Total						15,437,080

Health Care 21.20%
Abag Fin Auth—Eskaton Pptys	5.00%	11/15/2035	BBB		300	274,824
Abag Fin Auth—Sharp Hlthcare	5.00%	8/1/2027	A+		300	316,269
Abag Fin Auth—Sharp Hlthcare	5.00%	8/1/2028	A+		250	260,703
Akron Bath Copley Hsp—Akron Gen	5.00%	1/1/2031	BBB-		750	735,502
Alachua Co IDA—No FL Retirement Vlg	5.875%	11/15/2042	NR		250	215,493
Athens Clarke Co Dev—Catholic Hlth E	6.25%	11/15/2032	A+		690	778,092
AZ Hlth Facs—Banner Hlth	5.50%	1/1/2038	AA-		1,245	1,298,871
Butler Co Hsp Facs—Kettering Hlth	5.00%	4/1/2025	A		850	915,407
CA Hlth—Sutter Hlth	5.25%	8/15/2031	AA-		700	743,470
CA Hlth—Sutter Hlth	5.50%	8/15/2026	AA-		275	310,447
CA Stwde—Catholic Hlthcare W	5.50%	7/1/2031	A		100	106,486
CA Stwde—Catholic Hlthcare W	5.625%	7/1/2035	A		105	110,584
CA Stwde—Eskaton Pptys	5.25%	11/15/2034	BBB		500	477,260
CA Stwde—So Cal Presbyterian	6.625%	11/15/2024	BBB-		110	120,769
CA Stwde—Terraces San Joaquin	6.00%	10/1/2042	NR		680	680,932
CO Hlth Facs—Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	283,438
CO Hlth Facs—Catholic Hlth	5.25%	2/1/2031	AA-		750	798,067
CO Hlth Facs—Catholic Hlth	6.125%	10/1/2028	AA-		155	176,387
CO Hlth Facs—Evangelical Lutheran(c)	5.625%	6/1/2043	A-		250	251,368
CT Hlth & Ed—Hartford Hlthcare	5.00%	7/1/2032	A		600	628,182
CT Hlth & Ed—Yale New Haven Hsp	5.75%	7/1/2034	Aa3		250	273,305
Cumberland Co Mun Auth—Diakon Lutheran	5.00%	1/1/2036	BBB+	(d)	100	96,989
Cumberland Co Mun Auth—Diakon Lutheran	6.25%	1/1/2024	BBB+	(d)	130	142,162
Cumberland Mun Auth—Asbury	5.25%	1/1/2021	NR		140	146,038
Cumberland Mun Auth—Asbury	5.40%	1/1/2022	NR		150	153,495
DeKalb Co Hsp—Children’s Hlthcare	5.00%	11/15/2029	AA		530	554,968
East Rochester Hsg—Woodland Vlg	5.50%	8/1/2033	NR		160	150,429
Glynn Brunswick Mem Hsp—SE GA Hlth	5.625%	8/1/2034	A2		260	274,859
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2037	NR		100	85,261
IL Fin Auth—Friendship Vlg Shaumburg	7.125%	2/15/2039	BB-	(d)	210	211,733

64	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth—Memorial Hlth Sys	5.50%	4/1/2034	A+		$485	$502,407
IL Fin Auth—Northwestern Mem Hsp	5.75%	8/15/2030	AA+		150	164,666
IL Fin Auth—Rush Univ Med	6.375%	11/1/2027	A		315	357,953
IL Fin Auth—Rush Univ Med	6.375%	11/1/2029	A		175	197,358
IL Fin Auth—Rush Univ Med	6.375%	11/1/2029	A		35	39,472
IL Fin Auth—Rush Univ Med	7.25%	11/1/2030	A		250	297,742
IL Fin Auth—Rush Univ Med (NPFGC)	5.25%	11/1/2035	A		305	312,350
IL Fin Auth—Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		195	207,425
Lucas Co Hsp—ProMedica Hlthcare	5.75%	11/15/2031	AA		300	334,527
MA Hlth & Ed—Catholic Hlth E	6.25%	11/15/2032	A+		800	902,136
Martin Co Hlth—Martin Mem Med	5.50%	11/15/2032	Baa1		750	757,282
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	250	265,853
MD Hlth & Ed—Mercy Med Ctr	6.25%	7/1/2031	BBB		445	473,556
ME Hlth & Hi Ed—Eastern ME Med	5.00%	7/1/2043	Baa1		565	547,943
ME Hlth & Hi Ed—MaineGeneral Hlth	6.00%	7/1/2026	Ba1		620	664,287
ME Hlth & Hi Ed—MaineGeneral Hlth	6.75%	7/1/2036	Ba1		400	433,764
MI Fin Auth—Trinity Hlth	5.00%	12/1/2035	AA		500	509,360
MO Hlth & Ed—Cox Hlth	5.50%	11/15/2033	A2		100	105,126
Montgomery Co Hlth—Catholic Hlth E	6.25%	11/15/2034	A+		105	115,389
Montgomery Co IDA—Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,084,910
Muskingum Co Hsp—Genesis Hlthcare	5.00%	2/15/2044	BB+		450	359,509
NH Hlth & Ed—Wentworth Douglass Hsp	6.00%	1/1/2034	A		100	108,342
NJ EDA—Seashore Gardens	5.375%	11/1/2036	NR		250	212,385
NJ Hlth—Barnabas Hlth	5.625%	7/1/2032	BBB+		575	595,550
NJ Hlth—St Josephs Hlth	6.625%	7/1/2038	BBB-		165	165,276
NM Hsp—Gerald Champion Hsp	5.50%	7/1/2042	B+		375	319,702
NM Hsp—Haverland	5.00%	7/1/2042	BBB-(d)		250	212,313
NY Dorm—NYU Hsps Ctr	5.75%	7/1/2031	A-		250	273,150
Onondaga CDC—St Josephs Hsp	5.00%	7/1/2042	BB+		335	290,164
Pell City Spl Care Facs—Noland Hlth	5.00%	12/1/2031	A		1,190	1,201,840
Philadelphia Hsps—Temple Univ Hlth	5.50%	7/1/2026	BB+		500	501,125
Philadelphia Hsps—Temple Univ Hlth	5.50%	7/1/2030	BB+		1,040	953,566
San Buenaventura—Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,126,367
Univ Med Ctr Corp	5.00%	7/1/2020	BBB+		1,395	1,528,446
Upland COP—San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		140	157,167
Westchester Co Hlth Care	6.00%	11/1/2030	A3		150	165,894
Westchester Co Hlth Care	6.125%	11/1/2037	A3		275	300,946

See Notes to Financial Statements.	65

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
WI Hlth & Ed—Aurora Hlth	5.25%	4/15/2035	A3	$400	$399,992
WI Hlth & Ed—Aurora Hlth	5.625%	4/15/2039	A3	155	162,096
WI Hlth & Ed—Wheaton Franciscan Hlth	5.25%	8/15/2023	A-	350	355,274
WI Hlth & Ed—Wheaton Franciscan Hlth	5.25%	8/15/2024	A-	430	434,184
WI Hlth—Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1	1,000	894,850
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2032	Baa2	280	272,247
Total					30,835,681

Housing 0.23%
Alachua Co Hlth—Oak Hammock	8.00%	10/1/2042	NR	300	339,600

Lease Obligations 8.77%
CA Pub Wks—Dept Gen Svcs	5.00%	4/1/2030	A2	130	134,337
CA Pub Wks—Riverside Campus	6.00%	4/1/2027	A2	250	289,515
CA Pub Wks—Various Cap Proj	5.00%	10/1/2028	A2	535	566,790
CA Pub Wks—Various Cap Proj	5.75%	3/1/2030	A2	300	331,740
CA Pub Wks—Various Cap Proj	6.625%	11/1/2034	A2	215	215,456
Carrollton Payroll Dev—UWG Athletic	6.25%	6/15/2034	A1	290	314,067
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	483,730
Erie Co IDA—Buffalo Sch Dist	5.00%	5/1/2026	AA-	1,140	1,270,245
Essex Co Impt Auth—Newark	6.25%	11/1/2030	Baa1	250	264,155
GA Hi Ed—USG Real Estate Fndtn	6.00%	6/15/2028	A2	125	139,230
Los Angeles USD	5.00%	10/1/2025	A+	1,000	1,081,990
McLennan Co PFC	6.625%	6/1/2035	AA-	555	593,922
MI Fin Auth—Detroit Sch Dist	5.50%	6/1/2021	A+	650	732,602
NJ EDA—Sch Facs	5.00%	3/1/2023	A+	1,500	1,695,330
NJ EDA—Sch Facs	5.875%	12/15/2034	A+	125	137,002
NJ Hlth—Hsp Asset Trans	5.00%	10/1/2028	A+	120	128,410
North Hudson Sewerage Auth	5.00%	6/1/2024	A-	1,000	1,119,920
NY Liberty Dev Corp—4 WTC	5.00%	11/15/2031	A+	400	414,280
Philadelphia Muni Auth	6.375%	4/1/2029	A2	625	690,469
Pima Co IDA—HQ Metro	6.00%	7/1/2041	AA	600	632,646
San Diego PFA—Master Lease	5.125%	9/1/2030	A+	1,000	1,034,930
VA Transportation	4.75%	5/15/2035	AA+	470	488,856
Total					12,759,622

66	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Other Revenue 6.83%
Arlington Hi Ed Fin Corp—Arlington Classics	7.65%	8/15/2040	BB		$155	$163,337
Austin Convention†	5.75%	1/1/2034	Ba2		590	589,941
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		200	201,892
Baltimore Conv Ctr—Hilton Hotel	5.875%	9/1/2039	Ba2		250	235,890
Baltimore Conv Ctr—Hilton Hotel (XLCA)	5.25%	9/1/2025	BB+		595	588,747
Baltimore Conv Ctr—Hilton Hotel (XLCA)	5.25%	9/1/2026	BB+		100	97,525
Brooklyn Arena LDC—Barclays Ctr	6.00%	7/15/2030	BBB-		25	26,373
Brooklyn Arena LDC—Barclays Ctr	6.25%	7/15/2040	BBB-		605	634,657
Childrens Trust Fund Tob Settlement	5.625%	5/15/2043	Baa3		1,165	1,004,533
Cleveland Arpt	5.00%	1/1/2029	A-		425	431,566
Cleveland Arpt	5.00%	1/1/2030	A-		555	558,685
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2042	BBB		275	244,681
DC Rev—Brookings Institution	5.75%	10/1/2039	Aa3		125	131,848
DC Rev—Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		500	464,410
DC Rev—KIPP Chtr Sch	6.00%	7/1/2043	BBB+		300	308,886
DC Rev—KIPP Chtr Sch	6.00%	7/1/2048	BBB+		200	203,968
DC Rev—Natl Pub Radio	5.00%	4/1/2035	AA-		130	134,142
FL DFC—Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(d)	500	515,285
Houston Hi Ed—Cosmos Fndtn	5.875%	5/15/2021	BBB		230	245,454
La Paz Co IDA—Imperial Regl Jail	7.80%	10/1/2039	NR		500	496,145
La Vernia Hi Ed—Life Schools of Dallas	7.25%	8/15/2031	BBB-		250	279,635
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2031	NR		100	59,776
North TX Edu Fin Corp—Uplift Education	4.875%	12/1/2032	BBB-		400	358,360
NYC Cultural—Whitney Museum	5.25%	7/1/2026	A		500	547,830
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2036	Ba1		950	853,423
Philadelphia IDA—Please Touch Museum(e)	5.25%	9/1/2036	CC		150	90,228
TX PFA—Cosmos Fndtn	5.375%	2/15/2037	BBB		500	465,110
Total						9,932,327

Special Tax 2.11%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2		250	247,080
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2		325	301,935
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		300	273,408
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR		315	282,605
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2037	NR		175	151,723
Lancaster Redev	6.00%	8/1/2024	BBB		250	263,128
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2018	Ba1		200	206,016
San Jose Spl Tax—Conv Ctr	5.50%	5/1/2024	A2		460	514,588

See Notes to Financial Statements.	67

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Village CDD #10	4.50%	5/1/2023	NR	$865	$833,826
Total					3,074,309

Tax Revenue 3.76%
AZ Sports & Tourism Auth—Stadium	5.00%	7/1/2028	A1	1,000	1,057,980
Hudson Yards	5.75%	2/15/2047	A	900	954,189
IL Sales Tax (NPFGC)(FGIC)	6.00%	6/15/2024	AAA	220	267,185
MTA NY—Dedicated Tax	5.50%	11/15/2039	AA	200	209,972
PR Corp Sales Tax	5.25%	8/1/2041	A+	1,000	762,050
Regional Trsp Auth (NPFGC)(FGIC)	5.50%	7/1/2022	AA	160	187,867
San Jose Spl Tax—Conv Ctr	5.50%	5/1/2026	A2	175	190,934
San Jose Spl Tax—Conv Ctr	6.50%	5/1/2036	A2	530	592,715
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	553,692
Virgin Islands PFA—Matching Fund	5.00%	10/1/2025	Baa2	215	222,041
Virgin Islands PFA—Matching Fund	5.25%	10/1/2029	Baa2	180	183,053
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	284,385
Total					5,466,063

Tobacco 4.81%
Buckeye Tobacco	5.125%	6/1/2024	B-	1,350	1,151,023
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A2	690	683,645
Golden St Tobacco (FGIC)	5.00%	6/1/2038	A2	375	370,781
MI Tob Settlement	5.125%	6/1/2022	B-	725	619,991
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,000	756,260
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,060	1,130,861
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	250	260,288
Tobacco Settlement Auth IA	5.625%	6/1/2046	B+	100	80,285
Tobacco Settlement Fin Corp	5.00%	6/1/2019	Baa1	75	81,409
Tobacco Settlement Fin Corp	5.00%	6/1/2029	B2	425	361,786
Tobacco Settlement Fin Corp	5.00%	6/1/2047	B2	830	535,516
TSASC	5.00%	6/1/2026	B+	680	604,146
TSASC	5.00%	6/1/2034	B	455	355,919
Total					6,991,910

Transportation 9.62%
Atlanta Airport	5.25%	1/1/2030	A1	575	616,791
Charlotte Airport	5.00%	7/1/2033	Aa3	575	598,931
Chicago O’Hare Arpt	5.00%	1/1/2035	A2	940	939,925

68	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Chicago O’Hare Arpt	5.50%	1/1/2031	A2	$90	$93,587
Chicago O’Hare Arpt (NPFGC)	5.00%	1/1/2030	A	100	103,190
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A2	200	201,202
Denver City & Co Arpt	5.00%	11/15/2023	A+	500	577,240
FL Tpk Auth—Dept Trans	5.00%	7/1/2034	AA-	500	536,775
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2040	BBB-	500	485,450
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	Zero Coupon	1/15/2030	A	350	118,367
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	Zero Coupon	1/15/2031	A	255	79,879
Los Angeles Dept Arpts—LAX	5.00%	5/15/2035	AA-	645	667,723
Met DC Airport	5.00%	10/1/2035	AA-	205	217,015
Miami Dade Co Aviation—MIA	5.50%	10/1/2029	A	490	526,417
MTA NY	5.00%	11/15/2038	A	1,050	1,068,301
MTA NY—Dedicated Tax	5.25%	11/15/2029	AA	525	566,475
NJ Trans Trust Fund	5.75%	12/15/2031	A+	350	384,507
NJ Trans Trust Fund	6.00%	6/15/2035	A+	180	203,261
North TX Twy Auth	5.75%	1/1/2033	A3	200	210,810
North TX Twy Auth	6.00%	1/1/2043	A2	775	840,146
PA Tpk Commn	5.00%	12/1/2022	A-	1,000	1,136,800
PA Tpk Commn	5.50%	6/1/2033	A-	185	194,753
PR Hwy & Trans Auth	5.50%	7/1/2021	BBB	1,660	1,388,026
Regional Trans Dist—Denver Trans	5.375%	1/15/2025	Baa3	85	86,856
Regional Trans Dist—Denver Trans	5.375%	7/15/2025	Baa3	770	786,817
Regional Trans Dist—Denver Trans	6.00%	1/15/2026	Baa3	120	125,696
Regional Trans Dist—Denver Trans	6.00%	1/15/2034	Baa3	185	187,653
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	512,878
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA-	495	537,689
Total					13,993,160

Utilities 12.66%
Adelanto Util Sys	6.00%	7/1/2024	NR	200	208,544
Adelanto Util Sys	6.625%	7/1/2031	NR	100	105,065
Amr Muni Pwr—Fremont Energy	5.00%	2/15/2025	A1	1,000	1,089,760
Central Plains—Goldman Sachs	5.00%	9/1/2032	A-	1,000	989,110
Colorado Springs Utilities	5.25%	11/15/2033	AA	150	166,404
CT Muni Elec	5.00%	1/1/2026	Aa3	1,000	1,110,870
CT Muni Elec	5.00%	1/1/2027	Aa3	1,000	1,099,300

See Notes to Financial Statements.	69

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Detroit Water (AGM)	4.625%	7/1/2032	AA-	$130	$114,980
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	A	150	131,428
Detroit Water Rmkt (AGM)	6.25%	7/1/2036	AA-	55	55,786
FL Muni Pwr Agy	5.00%	10/1/2026	A2	700	783,860
Gainesville Utility	5.25%	10/1/2034	AA	150	158,808
IN Fin Auth—Ohio Vly Elec	5.00%	6/1/2032	BBB-	500	475,500
Long Island Power Auth	5.00%	9/1/2026	A-	510	542,783
Maricopa Co Poll Ctl—So Cal Edison Rmkt	5.00%	6/1/2035	A1	535	549,290
North Sumter Co Util Dep Dist	5.375%	10/1/2030	BBB+	200	208,210
NY Env Facs—Clean Wtr & Drinking	5.125%	6/15/2038	AAA	500	530,220
OH Air Quality—Ohio Vly Elec	5.625%	10/1/2019	BBB-	425	461,486
Pima Co IDA—Tucson Elec	4.95%	10/1/2020	BBB	320	339,792
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	590	509,247
PR Elec Pwr Auth	5.00%	7/1/2028	BBB	270	203,440
PR Elec Pwr Auth	5.00%	7/1/2029	BBB	750	556,980
PR Elec Pwr Auth	5.25%	7/1/2027	BBB	950	720,062
PR Elec Pwr Auth	5.25%	7/1/2027	BBB	450	341,082
PR Elec Pwr Auth	5.25%	7/1/2028	BBB	850	655,732
PR Elec Pwr Auth	5.25%	7/1/2033	BBB	425	323,667
PR Elec Pwr Auth	6.75%	7/1/2036	BBB	1,000	818,100
Rowland Water Dist COP	6.50%	12/1/2035	AA-	100	113,744
Salt Verde Fin Corp—Citi	5.25%	12/1/2026	A-	730	773,450
TEAC—Goldman Sachs	5.00%	2/1/2027	BBB	1,445	1,463,164
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2029	A3	1,000	976,070
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2032	A3	1,000	950,180
TX Muni Gas Acq & Supply—ML	5.25%	12/15/2022	A-	800	878,880
Total					18,404,994
Total Investments in Municipal Bonds 98.30% (cost $147,486,384)					142,974,019
Cash and Other Assets in Excess of Liabilities 1.70%					2,466,386
Net Assets 100.00%					$145,440,405

Note: See Footnotes to Schedules of Investments on page 120 of this report.

70	See Notes to Financial Statements.

Schedule of Investments (concluded)

AMT FREE MUNICIPAL BOND FUND September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$142,974,019	$—	$142,974,019
Total	$—	$142,974,019	$—	$142,974,019

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended September 30, 2013.

See Notes to Financial Statements.	71

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 102.24%
Corporate-Backed 4.05%
Broward Co Fuel Sys AMT (AGM)	5.00%	4/1/2033	AA-	$740	$740,000
Broward Co Fuel Sys AMT (AGM)	5.00%	4/1/2038	AA-	2,815	2,707,354
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	5,210	5,895,167
Clayton Co SFR—Delta Airlines AMT	9.00%	6/1/2035	B	3,575	3,859,177
Columbus Co Ind Facs—Intl Paper	5.70%	5/1/2034	BBB	2,000	2,044,960
Gloucester Co Impt Auth—Waste Mgmt AMT	2.50%	12/1/2029	BBB	1,125	1,114,864
IL Fin Auth—Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,550	527,000
IL Fin Auth—United Sports/ Barrington†(e)	6.25%	10/1/2037	NR	2,000	360,000
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-	1,580	1,698,374
LA Env Facs—Westlake Chem	6.75%	11/1/2032	BBB	7,650	8,034,489
Love Field Arpt—Southwest Airlines AMT	5.00%	11/1/2028	BBB-	1,425	1,418,972
MA DFA—Waste Mgmt AMT	2.125%	12/1/2029	BBB	1,500	1,509,000
MA Port Auth—Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,495,568
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2016	NR	855	589,736
NJ EDA—Continental Airlines AMT	5.50%	6/1/2033	B	3,765	3,447,573
NJ EDA—Continental Airlines AMT	5.75%	9/15/2027	B	5,000	4,841,550
NYC Cap Res—Arthur Mgmt	7.00%	8/1/2025	NR	8,745	9,054,923
Onondaga Co IDA—Bristol Meyers AMT	5.75%	3/1/2024	A+	2,000	2,368,620
PA Econ Dev—US Airways	7.50%	5/1/2020	B-	1,500	1,602,255
PA Econ Dev—US Airways	8.00%	5/1/2029	B-	1,475	1,654,537
PR Ports Auth—American Airlines AMT(e)	6.25%	6/1/2026	NR	5,715	6,055,271
Selma IDB—Intl Paper	6.25%	11/1/2033	BBB	2,500	2,675,425
West Pace Coop Dist	9.125%	5/1/2039	NR	4,955	4,477,140
WI PFA—TRIPS AMT	5.00%	7/1/2042	BBB-	2,000	1,663,380
Total					69,835,335

Education 7.06%
Athens Clarke Ed—Ugaref Cent Precinct	5.00%	6/15/2031	Aa2	2,500	2,606,000
Athens Clarke Ed—Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2	2,000	2,165,520
Bourbonnais Vlg Ind—Olivet Nazarene Univ	5.50%	11/1/2042	BBB	1,700	1,687,726
Bulloch Co Dev—GA So Univ Hsg (AG)	5.25%	7/1/2028	A1	2,465	2,630,820
CA Fin Auth—Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,061,130
CA Fin Auth—Emerson Clg	6.00%	1/1/2042	BBB+	1,875	1,962,844
CA Stwde—Windrush Sch(e)	5.50%	7/1/2037	NR	1,000	10
CT Hlth & Ed—Quinnipiac Univ (NPFGC)	5.00%	7/1/2026	A	3,000	3,195,540

72	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Education (continued)
Detroit Mich City Sch Dist	5.00%	5/1/2029	Aa2		$4,000	$3,978,440
Detroit Mich City Sch Dist	5.00%	5/1/2033	Aa2		4,385	4,241,303
Dutchess Co LDC—Anderson Ctr	6.00%	10/1/2030	BB+		1,000	984,320
East Hempfield Twp IDA—Millersville Univ	5.00%	7/1/2045	BBB-		1,500	1,328,640
Gainesville Redev—Riverside Mil Admy	5.125%	3/1/2027	BB+	(d)	4,575	4,309,970
Hale Ctr—Wayland Baptist Univ	5.00%	3/1/2035	A-		6,300	6,357,960
Harrisburg Auth—Univ of Science(e)	6.00%	9/1/2036	NR		4,000	2,346,800
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2019	Baa3		1,000	1,003,020
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,895,820
IL Fin Auth—IL Inst of Tech	6.25%	2/1/2019	Baa3		2,635	2,796,921
IL Fin Auth—IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,055,660
IL Fin Auth—Univ of Chicago	5.75%	7/1/2033	Aa1		4,300	4,715,380
IN Fin Auth—Earlham Clg	5.00%	10/1/2042	A1		6,470	6,430,727
Louisville/Jeff Co Met Clg—Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,573,250
MA DFA—Wheelock Clg	5.25%	10/1/2037	BBB		5,000	5,005,350
Marietta Dev Auth—Life Univ	7.00%	6/15/2030	Ba3		5,000	5,127,600
Marietta Dev Auth—Life Univ	7.00%	6/15/2039	Ba3		2,000	2,042,920
MD Hlth & HI Ed—Loyola Univ	5.00%	10/1/2039	A		1,000	1,018,120
MD Hlth & Hi Ed—Wash Christian Admy(e)	5.50%	7/1/2038	NR		2,200	638,000
MI Hi Ed—Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,463,266
NC Cap Facs—High Point Univ	4.375%	5/1/2034	BBB+		1,000	882,630
NJ EDA—Sch Facs	5.00%	3/1/2026	A+		3,325	3,619,828
NY Dorm—NYU(c)	5.00%	7/1/2030	AA-		2,155	2,338,240
NY Dorm—NYU(c)	5.00%	7/1/2031	AA-		4,215	4,545,077
NY Dorm—NYU(c)	5.00%	7/1/2043	AA-		2,650	2,749,189
NY Dorm—Rochester Inst Tech	6.25%	7/1/2029	A1		5,000	6,140,250
NY Dorm—SUNY	5.00%	7/1/2035	Aa2		2,100	2,197,230
NY Dorm—SUNY	5.00%	7/1/2038	Aa3		5,000	5,123,700
Olmos Park Hi Ed—Univ Incarnate Word	5.00%	12/1/2021	A3		1,780	2,016,651
Olmos Park Hi Ed—Univ Incarnate Word	5.00%	12/1/2022	A3		1,950	2,210,169
Olmos Park Hi Ed—Univ Incarnate Word	5.00%	12/1/2023	A3		1,285	1,438,108
PA Hi Ed—Drexel Univ	5.00%	5/1/2031	A		4,645	4,819,745
PR Indl Tourist—Inter American Univ	5.00%	10/1/2021	A-		700	690,039
PR Indl Tourist—Inter American Univ	5.00%	10/1/2031	A-		500	410,980
Quad Cities Regl Econ Dev—Augustana Clg	5.00%	10/1/2023	Baa1		590	600,260
Quad Cities Regl Econ Dev—Augustana Clg	5.00%	10/1/2024	Baa1		550	555,956
Quad Cities Regl Econ Dev—Augustana Clg	5.00%	10/1/2027	Baa1		900	891,963

See Notes to Financial Statements.	73

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
Univ of Arkansas	5.00%	11/1/2026	Aa2	$1,655	$1,859,757
Univ of Arkansas	5.00%	11/1/2027	Aa2	1,000	1,108,500
Univ of Hawaii	6.00%	10/1/2038	Aa2	1,750	1,941,800
Total					121,763,129

General Obligation 13.64%
Bellwood GO	6.15%	12/1/2032	NR	2,765	2,470,693
CA State GO	5.00%	2/1/2033	A1	15,035	15,732,173
CA State GO	5.25%	9/1/2024	A1	15,000	17,201,400
CA State GO	5.50%	3/1/2040	A1	9,250	9,860,500
CA State GO	5.60%	3/1/2036	A1	7,330	7,914,054
CA State GO	6.50%	4/1/2033	A1	13,400	15,916,252
Central USD (AG)	5.625%	8/1/2033	AA-	2,360	2,546,015
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,795	2,114,205
Colton Jt USD	5.00%	8/1/2026	AA-	1,000	1,101,910
Cook Co GO	5.00%	11/15/2024	AA	10,000	10,631,500
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,158,800
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,158,800
Guam GO	7.00%	11/15/2039	B+	2,240	2,376,573
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,171,550
IL State GO	5.00%	8/1/2023	A-	8,000	8,523,840
IL State GO	5.00%	3/1/2030	A-	11,500	11,185,820
IL State GO	5.00%	3/1/2031	A-	4,750	4,599,520
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,562,730
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA-	2,000	1,505,880
Northern Mariana Islands Comwlth	5.00%	6/1/2030	NR	5,310	3,988,447
NYC GO	5.00%	10/1/2026	AA	26,860	29,786,666
NYC GO	6.25%	10/15/2028	AA	5,000	5,855,750
Philadelphia GO (AGM)	5.25%	12/15/2027	AA-	2,500	2,657,325
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,113,870
PR Comwlth GO	5.125%	7/1/2037	BBB-	360	255,665
PR Comwlth GO	5.50%	7/1/2039	BBB-	1,165	787,657
PR Comwlth GO	6.00%	7/1/2039	BBB-	5,000	3,616,800
PR Pub Bldg Auth GTD	5.25%	7/1/2042	BBB-	13,250	8,944,015
San Diego USD	5.00%	7/1/2027	AA-	3,295	3,702,822
San Diego USD	5.00%	7/1/2035	AA-	8,000	8,434,960
St Pub SBA—Philadelphia Sch Dist	5.00%	4/1/2021	Aa3	2,250	2,484,833
St Pub SBA—Philadelphia Sch Dist	5.00%	4/1/2022	Aa3	2,250	2,478,780

74	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
General Obligation (continued)
St Pub SBA—Philadelphia Sch Dist	5.00%	4/1/2023	Aa3		$3,250	$3,550,592
Stockton USD (AGM)	5.00%	7/1/2023	AA-		1,300	1,426,217
Stockton USD (AGM)	5.00%	7/1/2024	AA-		1,335	1,447,994
Stockton USD (AGM)	5.00%	7/1/2026	AA-		1,110	1,176,023
Union Co Util Auth—Covanta GTD AMT	4.75%	12/1/2031	AA+		4,000	3,929,080
Total						235,369,711

Health Care 19.32%
Abag Fin Auth—Episcopal Senior	5.00%	7/1/2042	BBB		2,775	2,431,011
Abag Fin Auth—Eskaton Pptys	5.00%	11/15/2035	BBB		2,600	2,381,808
Akron Bath Copley Hsp—Akron Gen	5.00%	1/1/2031	BBB-		5,250	5,148,517
Alachua Co Hlth—Bonita Springs	8.125%	11/15/2046	NR		5,000	5,356,000
Alachua Co IDA—No FL Retirement Vlg	5.875%	11/15/2036	NR		2,500	2,211,050
Alachua Co IDA—No FL Retirement Vlg	5.875%	11/15/2042	NR		3,250	2,801,403
Allen Co Hsp—Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-		12,000	12,268,320
AZ Hlth Facs—Phoenix Childrens Hsp	5.00%	2/1/2034	BBB+		3,150	2,962,103
Brevard Co Hlth—Health First	7.00%	4/1/2033	A-		1,000	1,149,320
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		1,500	1,767,810
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,600	4,160,916
CA Hlth—Adventist Hlth W	4.00%	3/1/2033	A		1,805	1,594,573
CA Hlth—City of Hope	5.00%	11/15/2024	A+		1,600	1,809,904
CA Hlth—City of Hope	5.00%	11/15/2025	A+		1,135	1,264,992
CA Hlth—City of Hope	5.00%	11/15/2026	A+		2,350	2,563,592
CA Hlth—Providence Hlth	6.25%	10/1/2024	AA		2,000	2,345,980
CA Hlth—Sutter Hlth	5.25%	8/15/2031	AA-		4,500	4,779,450
CA Stwde—Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,312,465
Cass Co—Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA-		5,000	5,121,000
Chautauqua Co—Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,291,200
Chautauqua Co—Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,685,661
CO Hlth Facs—Evangelical Lutheran(c)	5.625%	6/1/2043	A-		2,100	2,111,487
Cumberland Co Mun Auth—Diakon Lutheran	5.00%	1/1/2036	BBB+	(d)	500	484,945
Cumberland Co Mun Auth—Diakon Lutheran	6.125%	1/1/2029	BBB+	(d)	1,000	1,061,650
Delaware Co Hsp Auth—Cardinal Hlth	5.00%	8/1/2024	A3		2,000	2,059,880
Delaware Co Hsp Auth—Cardinal Hlth	5.25%	8/1/2036	A3		4,500	4,537,260
Flint Hsp Bldg Auth—Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,609,766
Flint Hsp Bldg Auth—Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,211,890
Gaithersburg Eco Dev—Asbury	5.125%	1/1/2036	BBB	(d)	4,300	4,020,930
Glynn Brunswick Mem Hsp—SE GA Hlth	5.50%	8/1/2028	A2		5,140	5,521,799

See Notes to Financial Statements.	75

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Harris Co Hlth—Mem Hermann Hlth	7.125%	12/1/2031	A+		$3,000	$3,843,570
HI Dept Budget—Hawaii Pacific Hlth(c)	5.50%	7/1/2043	A2		8,000	8,174,800
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2033	NR		2,000	1,762,060
Huntsville Redstone Vlg	5.50%	1/1/2028	NR		760	701,951
Huntsville Redstone Vlg	5.50%	1/1/2043	NR		1,350	1,153,913
IL Fin Auth—Friendship Vlg Shaumburg	7.125%	2/15/2039	BB-	(d)	1,500	1,512,375
IL Fin Auth—Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(d)	1,500	1,518,060
IL Fin Auth—Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,740,638
IL Fin Auth—Rush Univ Med	7.25%	11/1/2030	A		3,000	3,572,910
IN Fin Auth—Deaconess Hlth	5.00%	3/1/2035	A		3,210	3,160,117
IN Fin Auth—NW Cmnty Fndtn	5.00%	3/1/2023	A-		750	826,740
IN Fin Auth—NW Cmnty Fndtn	5.00%	3/1/2024	A-		1,000	1,087,920
IN Fin Auth—NW Cmnty Fndtn	5.00%	3/1/2025	A-		690	739,356
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA-		4,900	5,345,263
Kirkwood IDA—Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,100,650
Kirkwood IDA—Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,218,655
LA PFA—Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	8,623,293
Lincoln Hsp—Great Plains Rgl Med	5.00%	11/1/2023	A-		500	542,470
Lincoln Hsp—Great Plains Rgl Med	5.00%	11/1/2024	A-		1,250	1,331,075
Lincoln Hsp—Great Plains Rgl Med	5.00%	11/1/2025	A-		1,000	1,053,590
Lucas Co Hsp—ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,125,833
MA DFA—Groves in Lincoln(e)	7.25%	6/1/2016	NR		3,000	186,000
Martin Co Hlth—Martin Mem Med	5.50%	11/15/2042	Baa1		4,175	4,144,731
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	3,000	3,190,230
MD Hlth & Ed—Calvert Hlth	5.00%	7/1/2038	A3		3,545	3,524,793
MD Hlth & Ed—Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	11,908,062
ME Hlth & Hi Ed—Eastern ME Med	5.00%	7/1/2043	Baa1		5,625	5,455,181
ME Hlth & Hi Ed—MaineGeneral Hlth	7.50%	7/1/2032	Ba1		11,150	12,728,282
Medford Hsp—Rogue Valley Manor	5.00%	10/1/2042	BBB+		6,000	5,709,300
MO Hlth & Ed—Lutheran Senior Svcs	5.375%	2/1/2035	BBB+	(d)	3,355	3,331,582
Montgomery Co IDA—ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,231,868
Montgomery Co IDA—ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,319,942
Montgomery Co IDA—Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,797,185
Muskingum Co Hsp—Genesis Hlthcare	5.00%	2/15/2044	BB+		4,275	3,415,340
NJ Hlth—Barnabas Hlth	5.00%	7/1/2025	BBB+		1,000	1,039,410
NJ Hlth—Barnabas Hlth	5.625%	7/1/2032	BBB+		3,900	4,039,386
NJ Hlth—Barnabas Hlth	5.625%	7/1/2037	BBB+		3,675	3,780,289

76	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth—St Josephs Hlth	6.625%	7/1/2038	BBB-		$5,500	$5,509,185
NM Hsp—Haverland	5.00%	7/1/2042	BBB-	(d)	2,250	1,910,813
NY Dorm—NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,168,811
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,618,064
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	5,879,869
Onondaga CDC—St Josephs Hsp	5.00%	7/1/2042	BB+		2,500	2,165,400
Orange Co Hlth—Orlando Lutheran	5.50%	7/1/2032	NR		7,200	6,675,192
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Baa3		3,500	3,496,080
Pell City Spl Care Facs—Noland Hlth	5.00%	12/1/2031	A		5,000	5,049,750
Philadelphia Hsps—Temple Univ Hlth	5.625%	7/1/2036	BB+		3,645	3,171,296
Philadelphia Hsps—Temple Univ Hlth	5.625%	7/1/2042	BB+		4,000	3,391,800
Regents UCal Med Ctr	5.25%	5/15/2038	Aa2		8,000	8,286,720
San Buenaventura—Cmnty Mem Hlth	7.50%	12/1/2041	BB		10,000	10,969,200
Sarasota Hlth—Manatee	5.75%	7/1/2037	NR		1,000	893,170
SE Port Auth—Memorial Hlth	5.75%	12/1/2032	NR		1,900	1,827,344
SE Port Auth—Memorial Hlth	6.00%	12/1/2042	NR		2,250	2,148,660
Southcentral PA Auth—Wellspan Hlth	6.00%	6/1/2029	Aa3		1,010	1,143,512
Spartanburg Co Regl Hlth	5.00%	4/15/2032	A1		6,410	6,530,252
Sullivan Co Hlth & Ed—Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	1,902,740
Sweetwater Co Hsp—Memorial Hsp	5.00%	9/1/2037	BBB		3,500	3,186,365
Tarrant Co Cultural—Christus Hlth (AG)	6.25%	7/1/2028	AA-		1,500	1,674,660
Thomasville Hsp Auth—John Archbold	5.125%	11/1/2030	A		2,500	2,586,075
Tulsa IDA—Montereau	7.25%	11/1/2045	NR		3,000	3,167,820
Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	981,018
Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,308,805
Upland COP—San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		5,000	5,613,100
WI Hlth & Ed—Aurora Hlth	5.25%	4/15/2035	A3		3,600	3,599,928
WI Hlth & Ed—Wheaton Franciscan Hlth	5.25%	8/15/2023	A-		6,350	6,445,694
WV Hsp—Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,020,440
Total						333,285,265

Housing 1.15%
CA Stwde—CHF-Irvine LLC	6.00%	5/15/2023	Baa2		5,000	5,332,800
Dekalb Newton Gwinnett Co—GGC Fndtn	6.00%	7/1/2034	A+		1,500	1,609,530
East Point Hsg—Laurel Ridge Apts AMT (FNMA)	5.00%	10/1/2032	AA+		2,475	2,510,368
HI Hsg Fin & Dev—Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2		2,000	2,142,840
LA HFA—GMF-LA Chateau	8.00%	9/1/2039	BB		1,445	1,511,701

See Notes to Financial Statements.	77

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Housing (continued)
Los Angeles Hsg	6.25%		6/1/2034	NR	$4,220	$4,613,810
MO Hsg—Homeownership Ln AMT (GNMA)(FNMA)	5.90%		9/1/2035	Aaa	65	66,089
PA Hi Ed—Edinboro Univ	5.75%		7/1/2028	Baa3	1,000	1,006,080
PA Hi Ed—Edinboro Univ	5.80%		7/1/2030	Baa3	1,000	999,900
Total						19,793,118
Lease Obligations 10.31%
CA Pub Wks—Judicial Council	5.00%		12/1/2028	A2	5,600	5,938,296
CA Pub Wks—Various Cap Proj	5.00%		4/1/2033	A2	8,500	8,779,055
CA Pub Wks—Various Cap Proj	5.125%		10/1/2031	A2	2,500	2,659,150
CA Pub Wks—Various Cap Proj	5.375%		11/1/2022	A2	5,000	5,784,400
Erie Co IDA—Buffalo Sch Dist	5.00%		5/1/2026	AA-	10,275	11,448,919
Erie Co IDA—Buffalo Sch Dist	5.25%		5/1/2028	AA-	7,000	7,662,690
Goodyear Pub Impt	6.00%		7/1/2031	AA-	2,350	2,554,285
Houston Co Coop Dist—Country Crossing(e)	12.50%		6/7/2013	NR	1,768	247,520
IN Fin Auth—OH River Brdgs AMT	5.00%		7/1/2035	BBB	5,000	4,666,700
Indianapolis Local Pub Impt Bd Bk(b)	5.50%		2/1/2033	AA	12,000	13,004,340
Los Angeles USD	5.00%		10/1/2025	A+	6,525	7,059,985
McLennan Co PFC	6.625%		6/1/2035	AA-	7,135	7,635,378
MI Fin Auth—Detroit Sch Dist	5.50%		6/1/2021	A+	10,000	11,270,800
Miami Dade Co Spl Oblig (NPFGC)(FGIC)	3.572%	#	4/1/2014	Aa3	3,300	3,311,253
NJ EDA—Sch Facs	5.00%		3/1/2023	A+	9,160	10,434,614
NJ Trans Trust Fund	5.00%		12/15/2023	A+	8,675	9,967,401
North Hudson Sewerage Auth	5.00%		6/1/2024	A-	2,585	2,894,993
NY Liberty Dev Corp—4 WTC	5.00%		11/15/2031	A+	2,500	2,589,250
NY UDC—PIT(b)	5.00%		12/15/2025	AAA	1,980	2,176,841
NY UDC—PIT(b)	5.00%		12/15/2026	AAA	2,870	3,155,319
NYC TFA—Bldg Aid	5.00%		7/15/2030	AA-	10,000	10,780,000
NYC TFA—Bldg Aid	5.00%		7/15/2031	AA-	6,000	6,431,160
PA IDA—Economic Dev	5.50%		7/1/2023	A1	2,630	2,934,633
Philadelphia Muni Auth	6.375%		4/1/2029	A2	2,000	2,209,500
PR Pub Bldg Auth GTD	5.25%		7/1/2033	BBB-	3,805	2,789,484
PR Pub Bldg Auth GTD	6.50%		7/1/2030	BBB-	9,000	7,344,180
PR Pub Fin Corp	5.50%		8/1/2031	BBB-	8,000	5,921,440
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	A	3,150	3,517,794
San Diego PFA—Master Lease	5.25%		9/1/2035	A+	5,000	5,098,400
San Jose Fing Auth—Civic Ctr	5.00%		6/1/2025	AA	2,500	2,783,350

78	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Lease Obligations (continued)
San Jose Fing Auth—Civic Ctr	5.00%	6/1/2027	AA		$4,500	$4,879,980
Total						177,931,110

Other Revenue 7.74%
Apache Co Poll Ctl—Tucson Elec	4.50%	3/1/2030	BBB		7,985	7,414,312
Arlington Hi Ed Fin Corp—Arlington Classics	7.65%	8/15/2040	BB		5,750	6,059,292
Austin Convention†	5.75%	1/1/2034	Ba2		5,000	4,999,500
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		2,400	2,422,704
Baker Correctional Dev	7.50%	2/1/2030	NR		3,500	2,913,050
Baytown Twp—St Croix Prep Admy	6.75%	8/1/2028	BB		1,455	1,471,543
Brooklyn Arena LDC—Barclays Ctr	6.375%	7/15/2043	BBB-		6,000	6,333,720
CA Infra & Econ Dev—Gladstone Inst	5.25%	10/1/2034	A-		8,100	8,248,068
CA Stwde—Huntington Pk	5.15%	7/1/2030	NR		1,000	841,730
CA Stwde—Huntington Pk	5.25%	7/1/2042	NR		1,500	1,178,250
Chester Co IDA—Collegium Chtr Sch	5.00%	10/15/2022	BBB-		1,000	985,710
Chester Co IDA—Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	4,453,700
Cleveland Arpt	5.00%	1/1/2030	A-		2,000	2,013,280
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2032	BBB		915	854,519
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2042	BBB		1,235	1,098,841
Clifton Higher Ed—IDEA Pub Schs(c)	6.00%	8/15/2043	BBB		1,000	1,013,280
Clifton Higher Ed—Uplift Education	5.70%	12/1/2025	BBB-		2,000	2,082,040
Clifton Higher Ed—Uplift Education	6.00%	12/1/2030	BBB-		1,000	1,037,560
DC Rev—Friendship Pub Chtr Sch	5.00%	6/1/2042	BBB		2,000	1,759,880
DC Rev—KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,029,620
DC Rev—KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,019,840
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,535	1,087,885
FL DFC—Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(d)	9,000	9,275,130
Hammond Loc Pub Impt—Charter Sch	6.75%	8/15/2035	BBB-		1,000	1,021,290
IN Fin Auth—Drexel Foundation	6.625%	10/1/2029	BB-		750	742,350
IN Fin Auth—Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,230,888
Kansas City IDA—Derrick Thomas Sch†	5.875%	1/1/2037	NR		1,850	425,500
La Paz Co IDA—Imperial Regl Jail	7.80%	10/1/2039	NR		2,000	1,984,580
MA Dev Fin—Broad Inst	5.25%	4/1/2037	AA-		7,250	7,522,600
Maverick Co PFC	6.375%	2/1/2029	NR		2,580	1,626,071
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	11,778,690
MI Pub Ed—Bradford Admy	8.75%	9/1/2039	NR		2,250	1,170,000
MI Pub Ed—Landmark Admy	6.625%	6/1/2030	BBB-		2,000	2,024,940
Middlesex Co Impt Auth—Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	125,000

See Notes to Financial Statements.	79

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Other Revenue (continued)
Middlesex Co Impt Auth—Heldrich Ctr(e)	6.25%	1/1/2037	NR		$1,700	$170,000
Milwaukee Redev—Admy of Learning(e)	5.50%	8/1/2022	NR		300	108,000
Milwaukee Redev—Admy of Learning(e)	5.65%	8/1/2037	NR		250	90,000
Mohave Co IDA—Mohave Prison	8.00%	5/1/2025	BBB+		6,500	7,576,010
NYC IDA—United Jewish Appeal	5.00%	7/1/2034	Aa1		4,685	4,936,912
Otero Co Jail	5.75%	4/1/2018	NR		825	787,331
Otero Co Jail	6.00%	4/1/2028	NR		1,400	1,128,064
Philadelphia IDA—Please Touch Museum(e)	5.25%	9/1/2026	CC		1,600	962,560
Philadelphia IDA—Please Touch Museum(e)	5.25%	9/1/2036	CC		7,700	4,631,704
Pima Co IDA—American Charter Sch	5.50%	7/1/2026	BB	(d)	4,500	4,224,780
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		870	830,963
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,000	6,538,420
TX PFA—Cosmos Fndtn	5.375%	2/15/2037	BBB		1,230	1,144,171
TX PFA—Uplift Education	5.875%	12/1/2036	BBB-		1,145	1,145,515
Total						133,519,793

Special Tax 2.36%
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2		1,250	1,161,288
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		1,500	1,367,040
Altoona Urban Renewal	6.00%	6/1/2034	BBB+		1,000	1,041,890
Aurora TIF—East River	6.75%	12/30/2027	NR		905	912,403
Baltimore Spl Oblig—East Baltimore Resrch	7.00%	9/1/2038	NR		1,500	1,574,565
Fontana PFA—North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+		2,000	2,004,440
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		5,240	786,000
Gramercy Farms Cmnty Dev Dist	5.25%	5/1/2039	NR		1,340	13
HI Dept Homelands	5.875%	4/1/2034	A1		3,000	3,165,990
Houston Co Coop Dist—Country Crossing	10.00%	5/1/2039	NR		5,000	941,665
Mesquite Redev TIF	6.625%	6/1/2017	BBB+		1,605	1,630,728
Millsboro Spl Oblig—Plantation Lakes	5.45%	7/1/2036	NR		2,073	1,433,811
NJ EDA—Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,574,868
Riverside Co Redev Agy—Tax Alloc	6.50%	10/1/2040	A-		2,000	2,125,540
Riverside Co Redev Agy—Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-		11,195	7,066,060
San Diego Redev Agy—No Pk Redev	7.00%	11/1/2039	A-		2,500	2,830,425
San Francisco Redev—Mission Bay South	7.00%	8/1/2033	BBB		1,000	1,105,220

80	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Special Tax (continued)
San Francisco Redev—Mission Bay South	7.00%	8/1/2041	BBB		$1,400	$1,535,716
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B2		1,690	1,713,626
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B2		2,500	2,503,650
Stone Canyon CID(e)	5.70%	4/1/2022	NR		1,000	520,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR		1,300	676,000
Village CDD # 10	4.50%	5/1/2023	NR		2,055	1,980,938
Total						40,651,876

Tax Revenue 8.11%
AZ Sports & Tourism Auth—Stadium	5.00%	7/1/2028	A1		18,000	19,043,640
Guam Ltd Oblig—Section 30 Landfill	5.75%	12/1/2034	BBB+		3,690	3,825,017
MA Sch Bldg Auth—Sales Tax(b)	5.00%	10/15/2032	AA+		20,000	21,502,800
Miami Dade Co Transit	5.00%	7/1/2037	AA		5,425	5,520,751
NJ EDA—Cigarette Tax	4.25%	6/15/2027	BBB+		4,000	3,765,520
NJ EDA—Cigarette Tax	5.00%	6/15/2023	BBB+		2,000	2,142,580
NY Dorm—PIT	5.00%	3/15/2025	AAA		4,590	5,166,091
NY Dorm—PIT	5.00%	3/15/2026	AAA		2,580	2,871,153
NY UDC—PIT	5.00%	3/15/2028	AAA		5,000	5,472,950
NYC TFA—Future Tax(b)	5.00%	2/1/2027	AAA		12,000	13,179,480
NYC TFA—Future Tax(b)	5.00%	2/1/2028	AAA		4,000	4,393,160
PR Corp Sales Tax	5.25%	8/1/2041	A+		10,000	7,620,500
PR Corp Sales Tax	5.375%	8/1/2039	A+		5,000	3,931,200
PR Corp Sales Tax	5.50%	8/1/2037	A+		9,000	7,241,940
PR Corp Sales Tax	5.50%	8/1/2042	A+		6,000	4,730,940
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA		14,000	15,176,140
San Jose Spl Tax—Conv Ctr	6.125%	5/1/2031	A2		4,190	4,662,716
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA		1,500	1,628,505
Virgin Islands PFA—Matching Fund	5.25%	10/1/2029	Baa2		4,500	4,576,320
Yorba Linda Redev Agy	6.00%	9/1/2026	A-		1,145	1,280,007
Yorba Linda Redev Agy	6.50%	9/1/2032	A-		2,000	2,275,080
Total						140,006,490

Tobacco 3.06%
Buckeye Tobacco	5.125%	6/1/2024	B-		14,000	11,936,540
Golden St Tobacco	5.00%	6/1/2033	B-		6,000	4,632,840
Golden St Tobacco	5.30%	6/1/2037	B-		6,000	4,515,600
Inland Empire Tobacco	4.625%	6/1/2021	B	(d)	4,530	4,130,726
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-		5,600	5,974,360

See Notes to Financial Statements.	81

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tobacco (continued)
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	$2,005	$2,087,506
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1	5,500	4,826,525
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2	15,755	11,541,325
TSASC	5.00%	6/1/2026	B+	3,640	3,233,958
Total					52,879,380

Transportation 15.03%
Central TX Reg Mobility Auth	6.00%	1/1/2041	Baa2	10,000	10,098,200
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	9,645	10,736,759
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	6,135	6,829,447
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	7,160	7,970,471
DFW Arpt AMT	5.00%	11/1/2037	A+	4,840	4,643,593
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2035	BBB-	10,000	2,326,600
HI Arpt	5.00%	7/1/2034	A	3,000	3,073,950
Houston Arpt—Continental Airlines AMT	6.625%	7/15/2038	B	2,500	2,468,225
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,083,020
Lee Co Arpt AMT	5.375%	10/1/2032	A2	3,500	3,621,100
Met DC Airport AMT	5.00%	10/1/2024	AA-	5,230	5,792,591
Met DC Airport AMT	5.00%	10/1/2026	AA-	2,500	2,706,425
Met DC Airport AMT	5.00%	10/1/2028	AA-	2,000	2,107,780
Mid—Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	8,283,675
MTA NY	5.00%	11/15/2025	A	4,000	4,428,520
MTA NY	5.00%	11/15/2025	A	3,065	3,393,354
MTA NY	5.00%	11/15/2030	A	5,000	5,265,300
MTA NY	6.50%	11/15/2028	A	7,500	8,888,700
NJ Trans Trust Fund	5.25%	6/15/2026	A+	1,500	1,661,880
NJ Trans Trust Fund	6.00%	6/15/2035	A+	4,500	5,081,535
North Hudson Sewerage Auth	5.00%	6/1/2025	A-	3,225	3,570,914
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,373,127
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	10,813,000
North TX Twy Auth	5.75%	1/1/2033	A3	5,705	6,013,355
North TX Twy Auth	6.00%	1/1/2025	A2	5,000	5,640,150
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,238,325
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,562,875
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	1,500	1,577,850
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,173,950
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,577,382

82	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon		12/1/2034	A-	$12,000	$11,278,920
Port Auth NY & NJ AMT	5.00%		10/1/2033	AA-	17,500	18,111,975
Port Oakland AMT	5.00%		5/1/2028	A+	2,275	2,356,149
Port Oakland AMT (NPFGC)	5.00%		11/1/2026	A	2,285	2,422,169
PR Hwy & Trans Auth (AG)(AGM)	5.50%		7/1/2025	AA-	2,000	1,882,620
Regional Trans Dist—Denver Trans	6.00%		1/15/2034	Baa3	1,800	1,825,812
Regional Trans Dist COP	5.375%		6/1/2031	Aa3	5,200	5,498,896
San Francisco Arpt AMT	5.00%		5/1/2025	A+	15,000	16,012,200
San Francisco Arpt AMT	5.25%		5/1/2033	A+	7,000	7,201,390
San Jose Arpt AMT	6.25%		3/1/2034	A2	5,000	5,522,800
South Jersey Trans Auth	5.00%		11/1/2028	A-	1,750	1,860,145
St Louis Arpt—Lambert Intl Airport	6.25%		7/1/2029	A-	3,020	3,324,748
Triborough Brdg & Tunl Auth	5.00%		11/15/2022	A+	3,190	3,731,534
Triborough Brdg & Tunl Auth	5.00%		11/15/2027	A+	2,770	3,054,341
VA Small Bus Fing—95 Express Lanes AMT	5.00%		7/1/2034	BBB-	3,550	3,185,912
VA Small Bus Fing—95 Express Lanes AMT	5.00%		1/1/2040	BBB-	4,850	4,235,602
VA Small Bus Fing—Elizabeth River AMT	5.25%		1/1/2032	BBB-	6,100	5,718,262
Total						259,225,528

Utilities 10.41%
Amr Muni Pwr—Prairie St Energy	5.25%		2/15/2027	A1	3,000	3,184,530
Atlanta Wtr & Wastewtr	6.00%		11/1/2028	Aa3	3,000	3,449,820
Atlanta Wtr & Wastewtr	6.00%		11/1/2029	Aa3	4,000	4,571,320
Central Plains—Goldman Sachs	0.675%	#	12/1/2017	A-	5,000	4,650,450
Central Plains—Goldman Sachs	5.00%		9/1/2032	A-	5,000	4,945,550
Central Plains—Goldman Sachs	5.25%		9/1/2037	A-	5,000	5,035,150
Chula Vista IDR—San Diego G & E Rmkt	5.875%		1/1/2034	Aa3	2,125	2,301,439
Compton Water	6.00%		8/1/2039	NR	5,500	5,351,775
FL Muni Pwr Agy	6.25%		10/1/2031	A2	4,000	4,446,240
Hartford Co Met Dist—Clean Wtr	5.00%		4/1/2036	AA	9,500	9,948,400
IN Fin Auth—Ohio Vly Elec	5.00%		6/1/2032	BBB-	2,250	2,139,750
IN Fin Auth—Ohio Vly Elec	5.00%		6/1/2039	BBB-	2,000	1,819,800
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-	4,735	5,002,149
Long Island Power Auth	5.00%		9/1/2026	A-	6,000	6,385,680
Long Island Power Auth	6.25%		4/1/2033	A-	1,000	1,128,380
Los Angeles DEWAP—Pwr Sys (AMBAC)	5.00%		7/1/2028	AA-	4,925	5,305,604
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA	9,710	10,716,539

See Notes to Financial Statements.	83

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Utilities (continued)
Main St Nat Gas—JPM	5.00%		3/15/2022	A		$5,000	$5,362,850
Maricopa Co Poll Ctl—El Paso Elec	7.25%		2/1/2040	BBB		3,500	3,870,895
Maricopa Co Poll Ctl—So Cal Edison Rmkt	5.00%		6/1/2035	A1		2,400	2,464,104
Met Atlanta Rapid Trans Auth (AGM)	5.00%		7/1/2034	AA+		10,000	10,232,100
Met St Louis Sewer Dist	5.75%		5/1/2038	AAA		1,760	1,924,243
NJ EDA—UMM Energy AMT	5.00%		6/15/2037	Baa3		1,000	942,970
North Sumter Co Util Dep Dist	5.375%		10/1/2030	BBB+		5,000	5,205,250
Northern CA Pwr—Morgan Stanley	0.904%	#	7/1/2027	A-		5,000	4,186,700
OH Air Quality—FirstEnergy	5.70%		8/1/2020	BBB-		3,250	3,618,095
OH Air Quality—Ohio Vly Elec	5.625%		10/1/2019	BBB-		4,500	4,886,325
PA Econ Dev—Allegheny Energy	7.00%		7/15/2039	BBB-		1,000	1,021,240
Palm Beach Co Solid Waste	5.50%		10/1/2028	AA+		3,000	3,327,840
Pinal Co Elec Dist #4	6.00%		12/1/2028	A-		740	798,334
PR Aqueduct & Swr Auth	5.00%		7/1/2033	BB+		2,495	1,748,371
PR Aqueduct & Swr Auth	5.25%		7/1/2024	BB+		1,755	1,427,657
PR Aqueduct & Swr Auth	5.25%		7/1/2042	BB+		13,870	9,589,024
PR Aqueduct & Swr Auth	5.75%		7/1/2037	BB+		5,000	3,694,050
PR Elec Pwr Auth	0.884%	#	7/1/2031	BBB		4,000	2,250,680
PR Elec Pwr Auth	5.00%		7/1/2042	BBB		6,775	4,663,504
PR Elec Pwr Auth	6.75%		7/1/2036	BBB		10,585	8,659,588
Sabine River Auth—TXU	5.80%		7/1/2022	CC		1,000	35,000
Sacramento MUD	5.00%		8/15/2027	AA-		1,650	1,830,213
Salt Verde Fin Corp—Citi	5.25%		12/1/2027	A-		3,435	3,628,528
Southern CA Pub Pwr Auth—Nat Gas	1.648%	#	11/1/2038	A-		5,000	3,963,250
TEAC—Goldman Sachs	5.625%		9/1/2026	BBB	(d)	3,000	3,073,230
TX Muni Gas Acq & Supply—Macquarie	5.00%		12/15/2028	A3		3,000	2,965,200
TX Muni Gas Acq & Supply—Macquarie	5.00%		12/15/2029	A3		4,000	3,904,280
Total							179,656,097
Total Municipal Bonds (cost $1,783,782,557)							1,763,916,832

						Shares (000)
SHORT-TERM INVESTMENTS 0.29%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $909)						1	909

84	See Notes to Financial Statements.

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2013

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Variable Rate Demand Note 0.29%

Utilities
Las Vegas Valley Water District (cost $5,000,000)	0.30%	10/1/2013	6/1/2036	AA+	$5,000	$5,000,000
Total Short-Term Investments (cost $5,000,909)						5,000,909
Total Investments in Securities 102.53% (cost $1,788,783,466)						1,768,917,741
Liabilities in Excess of Cash and Other Assets(i) (2.53%)						(43,730,802)
Net Assets 100.00%						$1,725,186,939

Open Futures Contracts at September 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2013	31	Short	$(3,918,109)	$(77,310)
U.S. 30-Year Treasury Bond	December 2013	293	Short	(39,078,875)	(1,022,961)
Totals				$(42,996,984)	$(1,100,271)

Note: See Footnotes to Schedules of Investments on page 120 of this report.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,763,916,832	$—	$1,763,916,832
Money Market Mutual Fund	909	—	—	909
Variable Rate Demand Note	—	5,000,000	—	5,000,000
Total	$909	$1,768,916,832	$—	$1,768,917,741

Liabilities
Trust Certificates	$—	$(62,165,000)	$—	$(62,165,000)
Total	$—	$(62,165,000)	$—	$(62,165,000)

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1,100,271)	—	—	(1,100,271)
Total	$(1,100,271)	$—	$—	$(1,100,271)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended September 30, 2013.

See Notes to Financial Statements.	85

Schedule of Investments

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.04%

Corporate-Backed 11.23%
AK IDA—Anchorage Sportsplex(e)	6.12%	8/1/2031	NR	$3,285	$1,314,000
Aleutians E Burough—Pribilof Islands (ACA)	5.50%	6/1/2025	NR	1,375	1,353,990
Aleutians E Burough—Pribilof Islands (ACA)	5.50%	6/1/2036	NR	3,210	2,982,315
Allegheny Co IDA—US Steel	6.875%	5/1/2030	BB-	6,050	6,107,717
Beauregard Parish—Office Max	6.80%	2/1/2027	B2	6,250	6,275,750
Brazos River Auth—TXU Rmkt AMT	7.70%	4/1/2033	CC	2,000	70,000
Brazos River Auth—TXU Rmkt AMT†	8.25%	5/1/2033	C	2,000	70,000
CA Co Tobacco Sec—Sonoma Co	5.125%	6/1/2038	B-	5,040	3,854,995
Clayton Co SFR—Delta Airlines AMT	9.00%	6/1/2035	B	7,640	8,247,304
Cleveland Arpt—Continental Airlines AMT	5.375%	9/15/2027	B	16,240	15,000,401
Courtland IDB—Intl Paper AMT	5.20%	6/1/2025	BBB	5,545	5,576,995
DFW Arpt—American Airlines Rmkt AMT(e)	9.125%	5/1/2029	NR	13,500	13,171,815
Fort Bend Co IDC—NRG Energy Rmkt	4.75%	5/1/2038	Baa3	1,725	1,467,251
Greater Orlando Aviation—Jet Blue AMT	5.00%	11/15/2036	NR	1,670	1,372,339
Houston Arpt—Continental Airlines AMT	5.70%	7/15/2029	B	3,760	3,437,730
IL Fin Auth—Leafs Hockey Club(e)	5.875%	3/1/2027	NR	1,500	510,000
IL Fin Auth—Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,450	493,000
IL Fin Auth—United Sports/ Barrington†(e)	6.125%	10/1/2027	NR	1,475	265,500
IL Fin Auth—United Sports/ Barrington†(e)	6.25%	10/1/2037	NR	6,525	1,174,500
Love Field Arpt—Southwest Airlines AMT	5.00%	11/1/2028	BBB-	3,075	3,061,993
MA Port Auth—Delta Airlines AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,831,409
MA Port Auth—Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	9,961,720
Martin Co IDA—Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	3,000	2,541,960
Matagorda Co Nav Dist—AEP TX Central	4.00%	6/1/2030	BBB	2,000	1,732,560
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2016	NR	3,430	2,365,843
Niagara Area Dev Corp—Covanta AMT	5.25%	11/1/2042	Ba2	14,760	12,429,839
NJ EDA—Continental Airlines AMT	4.875%	9/15/2019	B	1,765	1,664,271
NJ EDA—Continental Airlines AMT	5.125%	9/15/2023	B	5,125	4,910,877
NJ EDA—Continental Airlines AMT	5.25%	9/15/2029	B	16,435	15,069,580
NJ EDA—Continental Airlines AMT	5.50%	4/1/2028	B	5,965	5,292,446
NJ EDA—Continental Airlines AMT	5.50%	6/1/2033	B	1,885	1,726,076
NJ EDA—Continental Airlines AMT	7.20%	11/15/2030	B	755	757,054
NJ EDA—Glimcher Pptys AMT	6.00%	11/1/2028	NR	6,190	5,754,595
NYC IDA—British Airways AMT	5.25%	12/1/2032	BB	7,580	6,825,487
NYC IDA—Jetblue AMT	5.00%	5/15/2020	B	1,285	1,261,536
NYC IDA—Jetblue AMT	5.125%	5/15/2030	B	1,000	875,290

86	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NYC IDA—TRIPS AMT	5.00%	7/1/2028	BBB-		$1,500	$1,390,440
PA Econ Dev—US Airways	8.00%	5/1/2029	B-		2,460	2,759,431
Phoenix IDA—US Airways AMT	6.25%	6/1/2019	Caa2		1,955	1,956,349
Phoenix IDA—US Airways AMT	6.30%	4/1/2023	Caa2		3,685	3,695,613
Port Bay City Auth—Celanese AMT	6.50%	5/1/2026	BB-		6,120	6,127,650
Port Corpus Christi Auth—Celanese	6.45%	11/1/2030	BB-		3,450	3,452,070
Rockdale Co Dev—Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,059,820
Rumford Solid Waste—Office Max AMT	6.875%	10/1/2026	B2		1,500	1,506,180
West Pace Coop Dist	9.125%	5/1/2039	NR		13,915	12,573,037
WI PFA—TRIPS AMT	5.00%	7/1/2042	BBB-		2,000	1,663,380
Total						191,992,108

Education 4.95%
Buffalo & Erie IDC—Medaille Clg	5.00%	4/1/2022	BB+		1,185	1,176,101
Buffalo & Erie IDC—Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,625,581
CA Stwde—Thomas Jeff Sch of Law†	7.25%	10/1/2032	B+		3,500	3,482,150
CA Stwde—Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	72
Dutchess Co LDC—Anderson Ctr	6.00%	10/1/2030	BB+		1,720	1,693,030
Gainesville Redev—Riverside Mil Admy	5.125%	3/1/2027	BB+	(d)	1,375	1,295,346
Gainesville Redev—Riverside Mil Admy	5.125%	3/1/2037	BB+	(d)	4,000	3,517,040
Harrisburg Auth—Univ of Science(e)	6.00%	9/1/2036	NR		12,725	7,465,757
IA Hi Ed—Central Clg	5.00%	10/1/2031	Baa3		3,900	3,818,451
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,287,718
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	3,899,720
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,384,300
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2026	Baa3		2,000	1,884,600
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2031	Baa3		2,700	2,377,998
IL Fin Auth—IL Inst of Tech	7.125%	2/1/2034	Baa3		2,500	2,639,150
Marietta Dev Auth—Life Univ	7.00%	6/15/2030	Ba3		5,000	5,127,600
MD Hlth & Hi Ed—Wash Christian Admy(e)	5.25%	7/1/2018	NR		250	72,500
MD Hlth & Hi Ed—Wash Christian Admy(e)	5.50%	7/1/2038	NR		2,300	667,000
NC Cap Facs—High Point Univ	4.375%	5/1/2034	BBB+		3,580	3,159,815
NH Hlth & Ed—Sthrn NH Univ	5.00%	1/1/2034	BBB		2,800	2,666,188
NJ Ed Facs—Univ Med & Dent	7.125%	12/1/2023	NR		4,000	5,181,400
NJ Ed Facs—Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,631,080
NY Dorm—NYU(c)	5.00%	7/1/2043	AA-		1,350	1,400,531
NYC IDA—Vaughn Clg	5.00%	12/1/2031	BB		1,510	1,347,298
NYC IDA—Vaughn Clg	5.25%	12/1/2036	BB		3,640	3,165,271

See Notes to Financial Statements.	87

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Education (continued)
OH Hi Ed—Ashland Univ	6.25%	9/1/2024	B3		$6,265	$6,271,516
PA Hi Ed—Shippensburg Univ	5.00%	10/1/2035	BBB-		800	743,544
Quad Cities Econ Dev—Augustana Clg	4.75%	10/1/2029	Baa1		845	799,649
Quad Cities Econ Dev—Augustana Clg	4.75%	10/1/2032	Baa1		1,000	927,860
Univ of California(b)	5.75%	5/15/2031	Aa1		7,000	7,852,110
Total						84,560,376

General Obligation 6.16%
Arkansas City Bldg—So Cent Reg Med	6.75%	9/1/2038	Baa3		6,360	6,953,770
Bellwood GO	5.875%	12/1/2027	NR		3,000	2,729,580
Bellwood GO	6.15%	12/1/2032	NR		2,770	2,475,161
Guam GO	6.75%	11/15/2029	B+		8,690	9,196,279
Guam GO	7.00%	11/15/2039	B+		2,175	2,307,610
IL State GO	5.00%	8/1/2025	A-		2,685	2,779,781
IL State GO	5.00%	3/1/2031	A-		2,250	2,178,720
IL State GO	5.00%	3/1/2032	A-		6,000	5,789,760
IL State GO	5.00%	1/1/2034	A-		2,275	2,163,593
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2		11,000	11,692,120
Maverick Co GO	8.75%	3/1/2034	NR		2,500	2,527,050
Maverick Co GO	8.75%	3/1/2034	NR		5,500	5,559,510
NYC GO(b)	5.125%	3/1/2026	AA		10,000	11,285,900
Oakland USD	6.125%	8/1/2029	NR		1,500	1,569,630
PR Comwlth GO	5.00%	7/1/2041	BBB-		4,920	3,225,060
PR Comwlth GO	5.25%	7/1/2037	BBB-		5,000	3,576,200
PR Comwlth GO	5.50%	7/1/2039	BBB-		16,600	11,223,260
PR Comwlth GO	5.625%	7/1/2033	BBB-		4,000	2,893,000
PR Pub Bldg Auth GTD	5.25%	7/1/2042	BBB-		16,395	11,066,953
PR Pub Bldg Auth GTD	5.625%	7/1/2039	BBB-		2,800	2,100,560
Woonsocket GO	7.125%	6/15/2016	B3		1,955	2,003,425
Total						105,296,922

Health Care 27.08%
Abag Fin Auth—Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,152,788
Alachua Co IDA—No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	8,844,200
Alachua Co IDA—No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	3,878,865
Atlantic Bch Hlth—Fleet Landing	5.00%	11/15/2037	BBB	(d)	1,300	1,212,029
AZ Hlth Facs—Beatitudes	5.20%	10/1/2037	NR		9,710	7,749,163
CA Stwde—Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,565,413

88	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde—So Cal Presbyterian	7.00%	11/15/2029	BBB-		$1,000	$1,107,540
CA Stwde—So Cal Presbyterian	7.25%	11/15/2041	BBB-		2,500	2,738,000
CA Stwde—Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	980,010
CA Stwde—Terraces San Joaquin	6.00%	10/1/2042	NR		1,070	1,071,466
CA Stwde—Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	988,550
Chesterfield Co EDA—Brandermill Woods	5.00%	1/1/2032	NR		2,000	1,823,260
Chesterfield Co EDA—Brandermill Woods	5.125%	1/1/2043	NR		1,000	875,000
CO Hlth Facs—American Baptist	7.75%	8/1/2029	NR		5,770	6,186,594
CO Hlth Facs—American Baptist	7.75%	8/1/2039	NR		5,045	5,338,720
CO Hlth Facs—Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	914,710
CO Hlth Facs—Evangelical Lutheran(c)	5.625%	6/1/2043	A-		1,150	1,156,291
Cumberland Co Mun Auth—Asbury	5.25%	1/1/2041	NR		2,000	1,819,640
Cumberland Mun Auth—Asbury	5.40%	1/1/2022	NR		585	598,631
Cumberland Mun Auth—Asbury	6.00%	1/1/2040	NR		2,000	2,055,240
Cuyahoga Co Hlth—Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,173,021
Cuyahoga Co Hlth—Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,404,125
Fairfax Co EDA—Vinson Hall	5.00%	12/1/2032	NR		1,000	933,310
Fairfax Co EDA—Vinson Hall	5.00%	12/1/2042	NR		2,800	2,497,264
Flint Hsp Bldg Auth—Hurley Med Ctr	5.25%	7/1/2039	Ba1		1,250	1,069,625
Flint Hsp Bldg Auth—Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,504,146
Flint Hsp Bldg Auth—Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,817,076
Flint Hsp Bldg Auth—Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	856,504
Gaithersburg Eco Dev—Asbury	5.125%	1/1/2036	BBB	(d)	4,700	4,394,970
Gaithersburg Eco Dev—Asbury	6.00%	1/1/2023	BBB	(d)	3,385	3,618,565
Hanover Co EDA—Covenant Woods	5.00%	7/1/2042	NR		2,000	1,633,840
Hanover Co EDA—Covenant Woods	5.00%	7/1/2047	NR		1,985	1,593,240
Harris Co—Childrens Med	5.00%	10/1/2024	AA		6,000	6,520,020
Harris Co—Childrens Med	5.25%	10/1/2029	AA		4,000	4,384,640
Harris Co Cultural Ed—Brazos	5.00%	1/1/2033	NR		545	497,149
Harris Co Cultural Ed—Brazos	5.00%	1/1/2038	NR		510	448,769
Harris Co Cultural Ed—Brazos	5.00%	1/1/2043	NR		520	446,129
Harris Co Cultural Ed—Brazos	5.125%	1/1/2048	NR		1,535	1,309,232
HFDC Cent TX—Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,883,059
HFDC Cent TX—Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,513,530
HI Dept Budget—Hawaii Pacific Hlth(c)	5.50%	7/1/2043	A2		1,090	1,113,817
Holmes Co Hsp—Doctors Mem Hsp	5.75%	11/1/2026	NR		5,385	5,146,498
Holmes Co Hsp—Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	6,473,583

See Notes to Financial Statements.	89

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2027	NR		$1,200	$1,136,664
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2033	NR		2,990	2,634,280
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2037	NR		6,270	5,345,865
Huntsville Redstone Vlg	5.50%	1/1/2028	NR		1,990	1,838,004
IL Fin Auth—Clare At Water Tower(e)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth—Clare At Water Tower(e)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth—Clare At Water Tower(e)	5.20%	5/15/2015	NR		700	70
IL Fin Auth—Clare At Water Tower(e)	5.30%	5/15/2016	NR		700	70
IL Fin Auth—Clare At Water Tower(e)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth—Clare At Water Tower(e)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth—Clare Oaks	Zero Coupon	11/15/2052	NR		2,845	55,618
IL Fin Auth—Clare Oaks~	Zero Coupon	11/15/2052	NR		569	189,436
IL Fin Auth—Clare Oaks~	Zero Coupon	11/15/2052	NR		569	138,421
IL Fin Auth—Clare Oaks	4.00%	11/15/2052	NR		4,550	2,536,481
IL Fin Auth—Clare Oaks	7.00%	11/15/2017	NR		520	513,214
IL Fin Auth—Clare Oaks	7.00%	11/15/2027	NR		830	767,011
IL Fin Auth—Clare Oaks	7.00%	11/15/2027	NR		1,040	958,974
IL Fin Auth—Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(d)	4,000	3,911,640
IL Fin Auth—Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(d)	7,975	7,375,360
IL Fin Auth—Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(d)	3,500	3,542,140
IL Fin Auth—Landing / Plymouth Place	6.00%	5/15/2043	NR		2,165	1,767,658
IL Fin Auth—Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		5,000	5,481,275
IL Fin Auth—Rush Univ Med	7.25%	11/1/2030	A		3,000	3,572,910
IL Fin Auth—Smith Vlg	5.25%	11/15/2016	NR		3,005	3,039,227
IL Fin Auth—Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,295,295
Iron River Hsp—Iron Co Comnty Hsps	6.50%	5/15/2033	NR		5,000	4,999,550
Kent Hsp Fin Auth—Metropolitan Hsp	5.75%	7/1/2025	BB+		3,325	3,332,315
Kent Hsp Fin Auth—Metropolitan Hsp	6.00%	7/1/2035	BB+		4,575	4,541,557
Kirkwood IDA—Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,100,650
Kirkwood IDA—Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,114,295
Kirkwood IDA—Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,426,161
KY EDA—Masonic Homes	5.375%	11/15/2032	NR		3,000	2,833,800
LA PFA—Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	5,738,267
LA PFA—Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	8,825,932
Lubbock Hlth—Carillon	6.30%	7/1/2019	NR		4,010	4,133,187
MA DFA—Boston Med Ctr	5.00%	7/1/2029	BBB+		2,500	2,438,625
MA DFA—Boston Med Ctr	5.25%	7/1/2026	BBB+		3,000	3,067,290

90	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
MA DFA—Groves in Lincoln(e)	7.50%	6/1/2029	NR		$4,000	$248,000
MA DFA—Groves in Lincoln(e)	7.75%	6/1/2039	NR		2,000	124,000
MA Hlth & Ed—Emerson Hsp (RADIAN)	5.00%	8/15/2025	NR		4,000	3,657,240
Martin Co Hlth—Martin Mem Med	5.50%	11/15/2032	Baa1		2,250	2,271,847
Martin Co Hlth—Martin Mem Med	5.50%	11/15/2042	Baa1		4,125	4,095,094
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	3,450	3,668,764
ME Hlth & Hi Ed—Eastern ME Med	5.00%	7/1/2043	Baa1		2,810	2,725,166
Montgomery Co IDA—Whitemarsh	6.25%	2/1/2035	NR		10,225	9,977,146
Muskingum Co Hsp—Genesis Hlthcare	5.00%	2/15/2044	BB+		8,175	6,531,089
NC Med—Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,114,325
NC Med—Lutheran Svcs	5.00%	3/1/2037	NR		1,000	901,730
NC Med—Lutheran Svcs	5.00%	3/1/2042	NR		1,000	887,930
NJ EDA—Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,160,713
NJ EDA—Seashore Gardens	5.375%	11/1/2036	NR		4,705	3,997,086
NJ Hlth—Somerset Med Ctr	5.50%	7/1/2033	Ba2		6,130	6,129,387
NM Hsp—Gerald Champion Hsp	5.50%	7/1/2042	B+		2,625	2,237,917
NM Hsp—Haverland	5.00%	7/1/2032	BBB-	(d)	2,800	2,481,388
NM Hsp—Haverland	5.00%	7/1/2042	BBB-	(d)	1,500	1,273,875
NY Dorm—Orange Regl Med	6.125%	12/1/2029	Ba1		5,650	5,690,341
OH Hsp—Cleveland Clinic(b)	5.50%	1/1/2034	AA-		13,500	14,332,410
Onondaga CDC—St Josephs Hsp	4.50%	7/1/2032	BB+		7,000	6,017,970
Orange Co Hlth—Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,093,455
Orange Co Hlth—Orlando Lutheran	5.50%	7/1/2038	NR		6,550	5,927,095
Orange Co Hlth—Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,878,156
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Baa3		5,000	5,244,150
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Baa3		500	499,440
Palomar Hlth Care Dist COP	6.625%	11/1/2029	Baa3		5,000	5,242,300
Philadelphia Hsps—Temple Univ Hlth	5.50%	7/1/2026	BB+		1,850	1,854,162
Philadelphia Hsps—Temple Univ Hlth	5.625%	7/1/2036	BB+		6,250	5,437,750
Philadelphia Hsps—Temple Univ Hlth	5.625%	7/1/2042	BB+		2,000	1,695,900
RI Hlth & Ed—St Joseph Hlth	5.50%	10/1/2029	CCC		15,270	10,615,093
Rochester Hlth Care—Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,061,116
Rochester Hlth Care—Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,368,340
Salem Hsp Fac—Capital Manor	5.625%	5/15/2032	NR		1,000	984,630
Salem Hsp Fac—Capital Manor	6.00%	5/15/2047	NR		1,600	1,563,712
San Buenaventura—Cmnty Mem Hlth	7.50%	12/1/2041	BB		3,100	3,400,452
San Buenaventura—Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	11,856,500

See Notes to Financial Statements.	91

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Sarasota Hlth—Manatee	5.75%	7/1/2037	NR		$2,895	$2,585,727
Sarasota Hlth—Manatee	5.75%	7/1/2045	NR		6,435	5,522,646
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR		4,000	2,623,680
SC Jobs EDA—Hampton Regl Med	5.25%	11/1/2028	NR		12,000	11,036,280
SE Port Auth—Memorial Hlth	5.75%	12/1/2032	NR		3,800	3,654,688
SE Port Auth—Memorial Hlth	6.00%	12/1/2042	NR		6,750	6,445,980
Shelby Co Hlth Ed Hsg—Vlg Germantwn	5.00%	12/1/2032	NR		2,100	1,869,168
Shelby Co Hlth Ed Hsg—Vlg Germantwn	5.25%	12/1/2042	NR		1,800	1,574,892
St Paul Port Auth—Healtheast Midway	5.75%	5/1/2025	BB+		1,520	1,559,292
St Paul Port Auth—Healtheast Midway	5.875%	5/1/2030	BB+		1,000	1,013,370
Sylacauga Hlth—Coosa Vy Med Ctr	5.375%	8/1/2015	NR		1,010	1,028,109
Sylacauga Hlth—Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,000	2,893,950
Sylacauga Hlth—Coosa Vy Med Ctr	6.00%	8/1/2035	NR		3,000	2,741,400
Upper IL River Vy—Pleasant View	7.25%	11/15/2040	NR		1,200	1,223,856
Upper IL River Vy—Pleasant View	7.375%	11/15/2045	NR		1,550	1,581,109
Vigo Co Hsp—Union Hsp†	5.70%	9/1/2037	NR		9,250	9,271,922
Vigo Co Hsp—Union Hsp†	5.75%	9/1/2042	NR		2,000	2,004,740
Vigo Co Hsp—Union Hsp	8.00%	9/1/2041	NR		2,955	3,392,872
WA Hlth Care—Kadlec Regl Med Ctr	5.00%	12/1/2042	Baa3		2,745	2,352,163
WA Hsg—Mirabella	6.50%	10/1/2032	NR		2,000	1,875,880
WA Hsg—Mirabella	6.75%	10/1/2047	NR		1,000	917,280
Westchester Co LDC—Kendal Hudson	5.00%	1/1/2034	BBB	(d)	1,250	1,221,888
Western IL EDA—Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,835,263
WI Hlth & Ed—Wheaton Franciscan Hlth	5.125%	8/15/2030	A-		5,000	4,913,850
WI Hlth—Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	3,579,400
WI PFA—Las Ventanas Retirement Ser B-1	Zero Coupon	10/1/2042	NR		2,961	903,283
WI PFA—Las Ventanas Retirement Ser C-1	Zero Coupon	10/1/2042	NR		2,961	30
WI PFA—Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,353,122
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,016,032
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2032	Baa2		1,445	1,404,988
WV Hsp—Herbert Thomas Hlth	6.50%	10/1/2028	NR		7,425	7,424,926
Total						463,008,379

Housing 0.73%
Alachua Co Hlth—Oak Hammock	8.00%	10/1/2042	NR		700	792,400
Alachua Co Hlth—Oak Hammock	8.00%	10/1/2046	NR		1,000	1,123,150

92	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Housing (continued)
CA Stwde—American Baptist	5.00%	10/1/2043	BBB		$2,450	$2,123,146
LA HFA—GMF-LA Chateau	8.00%	9/1/2039	BB		3,370	3,525,559
Met Govt Nashville H & E—Prestige Pt(e)	7.50%	12/20/2040	NR		3,930	2,358,000
MI Strategic Fd—Evangelical Homes	5.50%	6/1/2047	BB+	(d)	1,250	1,126,825
Saline EDC—Evangelical Homes	5.50%	6/1/2047	BB+	(d)	1,500	1,352,190
Total						12,401,270

Lease Obligations 1.31%
CA Pub Wks—State Prisons	5.75%	10/1/2031	A2		1,500	1,677,015
CA Pub Wks—Various Cap Proj	5.00%	4/1/2034	A2		5,000	5,128,700
Houston Co Coop Dist—Country Crossing(e)	12.50%	6/7/2013	NR		4,199	587,860
Philadelphia Muni Auth	6.375%	4/1/2029	A2		2,000	2,209,500
PR Pub Bldg Auth GTD	5.25%	7/1/2033	BBB-		5,000	3,665,550
PR Pub Fin Corp	5.50%	8/1/2031	BBB-		12,250	9,067,205
Total						22,335,830

Other Revenue 12.78%
Apache Co Poll Ctl—Tucson Elec	4.50%	3/1/2030	BBB		7,000	6,499,710
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,991,320
Baltimore Conv Ctr—Hilton Hotel	5.875%	9/1/2039	Ba2		10,845	10,232,908
Baltimore Conv Ctr—Hilton Hotel (XLCA)	5.25%	9/1/2039	BB+		2,975	2,658,282
Baytown Twp—St Croix Prep Admy	6.75%	8/1/2028	BB		3,450	3,489,226
Baytown Twp—St Croix Prep Admy	7.00%	8/1/2038	BB		3,000	3,030,210
CA Fin Auth—High Tech†	6.125%	7/1/2038	BB	(d)	1,250	1,157,900
CA Stwde—Huntington Pk	5.15%	7/1/2030	NR		2,340	1,969,648
CA Stwde—Huntington Pk	5.25%	7/1/2042	NR		1,500	1,178,250
Charyl Stockwell Admy COP	5.75%	10/1/2025	NR		4,130	3,950,799
Charyl Stockwell Admy COP	5.90%	10/1/2035	NR		3,000	2,703,600
Chester Co IDA—Collegium Chtr Sch	5.00%	10/15/2022	BBB-		1,000	985,710
Chester Co IDA—Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	4,453,700
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2032	BBB		915	854,519
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2042	BBB		1,240	1,103,290
Clifton Higher Ed—IDEA Pub Schs(c)	6.00%	8/15/2043	BBB		1,000	1,013,280
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,800	1,275,696
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036	BB+		5,000	4,515,300
FL DFC—Palm Bay Admy(e)	6.00%	5/15/2036	NR		2,000	1,351,720
FL DFC—Palm Bay Admy(e)	6.125%	5/15/2037	NR		1,855	1,253,590
FL DFC—Renaissance Chtr Sch	6.125%	6/15/2043	NR		3,000	2,590,230
FL DFC—Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(d)	9,350	9,623,207

See Notes to Financial Statements.	93

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
Florence Twn IDA—Legacy Trad Sch	6.00%	7/1/2043		BB	$3,250	$2,985,157
IA Fin Auth—Childserve	5.375%	6/1/2026		NR	1,795	1,661,793
IA Fin Auth—Childserve	5.50%	6/1/2031		NR	4,260	3,758,939
IA Fin Auth—Childserve	5.55%	6/1/2036		NR	5,960	5,098,422
IN Fin Auth—Drexel Foundation	6.625%	10/1/2029		BB-	750	742,350
IN Fin Auth—Drexel Foundation	7.00%	10/1/2039		BB-	1,250	1,230,888
Kansas City IDA—Derrick Thomas Sch†	5.875%	1/1/2037		NR	6,570	1,511,100
La Paz Co IDA—Imperial Regl Jail	7.80%	10/1/2039		NR	5,500	5,457,595
La Vernia Hi Ed—Amigos/Friends Life	6.25%	2/15/2026		NR	1,000	959,230
La Vernia Hi Ed—Amigos/Friends Life	6.375%	2/15/2037		NR	1,220	1,089,228
La Vernia Hi Ed—Cosmos Fndtn	7.125%	2/15/2038		BBB	6,515	6,886,941
La Vernia Hi Ed—Life Schools of Dallas	7.25%	8/15/2031		BBB-	4,750	5,313,065
Lombard PFC—Conf Ctr & Hotel	7.125%	1/1/2036		NR	8,500	5,820,460
Maverick Co PFC	6.25%	2/1/2024		NR	4,430	3,123,992
Maverick Co PFC	6.375%	2/1/2029		NR	1,640	1,033,626
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2031		NR	15,200	9,085,952
MD EDC—Chesapeake Bay Hyatt	5.25%	12/1/2031		NR	3,000	1,793,340
MI Pub Ed—Bradford Admy†	6.50%	9/1/2037		D	5,500	2,860,000
MI Pub Ed—Bradford Admy	8.75%	9/1/2039		D	2,250	1,170,000
MI Pub Ed—Crescent Admy	7.00%	10/1/2036		NR	707	654,494
MI Pub Ed—Landmark Admy	6.625%	6/1/2030		BBB-	1,955	1,979,379
MI Pub Ed—Old Redford	5.875%	12/1/2030		BB	3,720	3,463,097
MI St Strategic Fd(g)	—	—	(h)	NR	5,000	500
Middlesex Co Impt Auth—Heldrich Ctr(e)	6.125%	1/1/2025		NR	2,790	279,000
Middlesex Co Impt Auth—Heldrich Ctr(e)	6.25%	1/1/2037		NR	5,755	575,500
Milwaukee Redev—Admy of Learning(e)	5.65%	8/1/2037		NR	3,340	1,202,400
Mohave Co IDA—Mohave Prison	8.00%	5/1/2025		BBB+	10,250	11,946,785
North TX Edu Fin Corp—Uplift Education	4.875%	12/1/2032		BBB-	2,085	1,867,952
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2023		Ba1	635	638,156
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2036		Ba1	2,380	2,138,049
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2039		Ba1	4,460	3,935,995
Ohio St Pollution Ctl Rev	5.625%	3/1/2015		NR	2,965	297
Otero Co Jail	5.75%	4/1/2018		NR	1,955	1,865,735
Otero Co Jail	6.00%	4/1/2023		NR	1,350	1,189,121
Otero Co Jail	6.00%	4/1/2028		NR	1,925	1,551,088
Overland Pk Dev—Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+	5,000	4,617,400
Palm Bay Ed—Patriot Charter Sch(e)	6.75%	7/1/2022		NR	1,460	335,800
Palm Bay Ed—Patriot Charter Sch(e)	7.00%	7/1/2036		NR	5,000	1,150,000

94	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Other Revenue (continued)
Palm Beach Co—G Star Sch of Arts	6.75%	5/15/2035	BB		$2,455	$2,311,554
Pima Co IDA—American Charter Sch	5.50%	7/1/2026	BB	(d)	5,000	4,694,200
Pima Co IDA—American Charter Sch	5.625%	7/1/2038	BB	(d)	12,270	10,424,469
Pima Co IDA—Horizon Learning Ctr	5.25%	6/1/2035	BBB		10,000	8,951,700
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	BB-		1,475	1,235,667
Provo Charter Sch—Freedom Admy	5.50%	6/15/2037	NR		3,750	3,051,562
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		2,575	2,459,460
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,540	7,042,812
TX PFA—Cosmos Fndtn	5.375%	2/15/2037	BBB		3,410	3,172,050
Yonkers EDC—Charter Sch Ed Excellence	6.00%	10/15/2030	BB		1,300	1,305,135
Total						218,503,530

Special Tax 7.24%
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2		1,000	929,030
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		1,200	1,093,632
Anne Arundel Co—Natl Business Pk	5.625%	7/1/2025	NR		1,000	1,042,880
Anne Arundel Co—Natl Business Pk	6.10%	7/1/2040	NR		2,250	2,345,558
Arborwood CDD(e)	5.10%	5/1/2014	NR		35	21,000
Arborwood CDD	5.10%	5/1/2014	NR		95	95,315
Arborwood CDD(e)	5.35%	5/1/2036	NR		1,320	792,000
Arborwood CDD	5.35%	5/1/2036	NR		5,105	4,621,352
Arborwood CDD(e)	5.50%	5/1/2036	NR		1,235	741,000
Aurora TIF—East River	6.50%	12/30/2023	NR		2,560	2,585,651
Aurora TIF—East River	6.75%	12/30/2027	NR		1,490	1,502,188
Baltimore Spl Oblig—East Baltimore Resrch	7.00%	9/1/2038	NR		3,500	3,673,985
Capital Region CDD—St Joe Company	7.00%	5/1/2039	NR		4,395	4,274,050
Compton Redev Agy	6.00%	8/1/2042	NR		4,750	4,591,730
Corona Norco Sch Dist PFA	5.00%	9/1/2023	BBB+		790	844,747
Corona Norco Sch Dist PFA	5.00%	9/1/2026	BBB+		625	633,756
Corona Norco Sch Dist PFA	5.00%	9/1/2027	BBB+		1,250	1,257,713
Corona Norco Sch Dist PFA	5.00%	9/1/2032	BBB+		1,190	1,155,930
Corona Norco Sch Dist PFA	5.00%	9/1/2035	BBB+		585	562,384
Durbin Crossing CDD	5.50%	5/1/2037	NR		5,400	4,794,282
Grandview IDA—Grandview Crossing(e)	5.75%	12/1/2028	NR		1,000	260,000
Henderson Impt Dists—Inspirada	5.25%	9/1/2026	NR		8,090	6,676,434
Henderson Impt Dists—Inspirada	5.30%	9/1/2035	NR		2,480	1,819,402
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR		6,615	5,934,714
Houston Co Coop Dist—Country Crossing	10.00%	5/1/2039	NR		11,325	2,132,871

See Notes to Financial Statements.	95

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BB+	$12,000	$11,069,400
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,085,280
Lancaster Redev Agy	6.875%	8/1/2039	BBB	1,000	1,080,580
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,830	2,100,027
Mesquite Redev TIF	7.125%	6/1/2021	BBB+	1,000	1,011,990
Mesquite Redev TIF	7.375%	6/1/2024	BBB+	1,655	1,674,264
Millsboro Spl Oblig—Plantation Lakes	5.45%	7/1/2036	NR	5,428	3,754,331
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	2,895	2,659,202
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	540,485
Plaza Met Dist #1	5.00%	12/1/2022	NR	500	517,810
Plaza Met Dist #1	5.00%	12/1/2040	NR	2,500	2,314,675
Poway USD PFA	5.00%	9/15/2024	BBB	500	529,740
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,066,060
Poway USD PFA	5.00%	9/15/2032	BBB	995	965,339
Rancho Cordova CFD	5.00%	9/1/2027	NR	860	836,445
Rancho Cordova CFD	5.00%	9/1/2032	NR	1,260	1,190,687
Rancho Cordova CFD	5.00%	9/1/2037	NR	1,250	1,159,525
Rancho Cucamonga CFD—Etiwanda	5.375%	9/1/2036	NR	3,455	3,253,297
Riverside Co Redev Agy—Tax Alloc	6.50%	10/1/2040	A-	2,000	2,125,540
Riverside Co Tax Alloc—Jurupa (NPFGC)	4.75%	10/1/2035	A	9,000	8,219,790
San Francisco Redev—Mission Bay South	5.00%	8/1/2029	NR	1,300	1,292,889
San Francisco Redev—Mission Bay South	5.00%	8/1/2031	NR	1,140	1,117,519
San Jose Redev Agy (XLCA)	4.25%	8/1/2036	BBB	2,300	1,887,127
San Jose Redev Agy (AMBAC)	5.00%	8/1/2022	BBB	565	578,786
San Jose Redev Agy (AMBAC)	5.00%	8/1/2023	BBB	100	101,840
San Jose Redev Agy (NPFGC)	4.90%	8/1/2033	A	960	903,053
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2024	A	1,010	1,017,969
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB	1,100	968,748
San Mateo CFD—Bay Meadows	5.00%	9/1/2042	NR	2,000	1,834,360
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	1,000	1,020,790
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B2	5,500	5,508,030
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	772,200
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Village CDD #10	4.50%	5/1/2023	NR	1,575	1,518,237
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	412,200
Total					123,756,069

96	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tax Revenue 1.58%
Coop Dist Ft Spanish—Hwy 181	9.00%	2/1/2029	NR		$2,840	$3,222,775
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR		3,150	3,030,899
NY UDC—PIT(b)	5.00%	12/15/2025	AAA		3,730	4,103,450
NY UDC—PIT(b)	5.00%	12/15/2026	AAA		5,420	5,962,654
PR Corp Sales Tax	5.25%	8/1/2041	A+		8,500	6,477,425
San Jose Redev Agy (NPFGC)	5.00%	8/1/2026	A		260	259,810
Virgin Islands PFA—Gross Tax Rcpts	5.00%	10/1/2032	BBB+		4,000	3,956,480
Total						27,013,493

Tobacco 12.54%
Buckeye Tobacco	5.125%	6/1/2024	B-		30,980	26,413,858
Buckeye Tobacco	5.75%	6/1/2034	B-		12,295	9,438,134
Buckeye Tobacco	5.875%	6/1/2030	B-		11,000	8,756,330
Buckeye Tobacco	5.875%	6/1/2047	B-		10,195	7,650,940
Buckeye Tobacco	6.25%	6/1/2037	B-		13,370	10,628,615
Childrens Trust Fund Tob Settlement	5.50%	5/15/2039	Baa3		390	346,047
Golden St Tobacco	4.50%	6/1/2027	B		15,775	13,575,492
Golden St Tobacco	5.00%	6/1/2033	B-		31,105	24,017,415
Golden St Tobacco	5.125%	6/1/2047	B-		5,500	3,838,945
Golden St Tobacco	5.30%	6/1/2037	B-		7,000	5,268,200
Inland Empire Tobacco	4.625%	6/1/2021	B	(d)	4,570	4,167,200
Inland Empire Tobacco	5.00%	6/1/2021	B	(d)	2,250	2,109,285
MI Tob Settlement	5.125%	6/1/2022	B-		1,050	897,918
MI Tob Settlement	5.25%	6/1/2022	B-		4,210	3,633,398
MI Tob Settlement	6.00%	6/1/2034	B-		11,000	8,681,200
Nthrn AK Tobacco	5.00%	6/1/2032	B2		5,000	4,010,950
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	3,981,709
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	7,625,319
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(d)	2,400	2,189,328
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		1,000	800,420
Tobacco Settlement Auth IA	5.60%	6/1/2034	B+		8,260	6,997,872
Tobacco Settlement Auth IA	5.625%	6/1/2046	B+		240	192,684
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1		2,580	2,264,079
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2		8,990	6,585,624
Tobacco Settlement Fin Corp	5.00%	6/1/2029	B2		12,590	10,717,363
Tobacco Settlement Fin Corp	5.00%	6/1/2041	B2		35,125	25,160,740
Tobacco Settlement Fin Corp	5.00%	6/1/2047	B2		15,800	10,194,160

See Notes to Financial Statements.	97

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tobacco (continued)
TSASC	5.00%	6/1/2034	B	$600	$469,344
TSASC	5.125%	6/1/2042	B-	5,000	3,757,950
Total					214,370,519

Transportation 5.17%
Central TX Mobility Auth	5.00%	1/1/2033	Baa2	2,100	1,976,121
Central TX Mobility Auth	5.00%	1/1/2042	Baa3	2,500	2,076,200
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	BBB	5,000	1,268,300
E470 Pub Hwy Auth (NPFGC)	Zero Coupon	9/1/2031	A	25,000	9,361,500
E470 Pub Hwy Auth (NPFGC)	Zero Coupon	9/1/2034	A	5,885	1,809,520
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2030	BBB-	35,000	11,836,650
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	5,000	1,349,150
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2034	BBB-	25,535	6,399,837
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2035	BBB-	3,445	801,514
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2038	BBB-	1,000	186,350
Houston Arpt—Continental Airlines AMT	6.625%	7/15/2038	B	2,500	2,468,225
Met DC Airport	5.00%	10/1/2043	AA-	2,500	2,517,600
Mid—Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	8,283,675
MTA NY	5.00%	11/15/2025	A	5,000	5,535,650
MTA NY	5.00%	11/15/2038	A	5,250	5,341,507
NJ Trans Trust Fund	6.00%	6/15/2035	A+	2,700	3,048,921
Port New Orleans AMT	5.00%	4/1/2030	BBB+	250	248,335
Port New Orleans AMT	5.00%	4/1/2031	BBB+	1,000	981,710
Port New Orleans AMT	5.00%	4/1/2033	BBB+	550	532,367
San Joaquin Hills Trsp Corridor	5.00%	1/1/2033	BB-	255	235,401
San Joaquin Hills Trsp Corridor (NPFGC)	Zero Coupon	1/15/2022	A	400	258,512
San Joaquin Hills Trsp Corridor (NPFGC)	5.25%	1/15/2030	A	1,425	1,284,595
San Joaquin Hills Trsp Corridor (NPFGC)	5.375%	1/15/2029	A	845	783,780
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3	7,870	8,405,553
TX Tpk (AMBAC)	Zero Coupon	8/15/2031	A-	24,500	8,440,495
VA Small Bus Fing—95 Express Lanes AMT	5.00%	7/1/2034	BBB-	3,200	2,871,808
Total					88,303,276

Utilities 9.27%
Adelanto Util Sys	6.625%	7/1/2031	NR	11,000	11,557,150
Arborwood CDD	5.50%	5/1/2036	NR	615	603,284
Brazos River Auth—TXU AMT	5.00%	3/1/2041	CC	6,000	210,000
Brazos River Auth—TXU AMT	6.30%	7/1/2032	CC	2,000	70,000

98	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Central Plains—Goldman Sachs	5.00%	9/1/2032	A-	$12,000	$11,869,320
Compton Water	6.00%	8/1/2039	NR	3,710	3,610,015
Detroit Water	5.00%	7/1/2036	BB-	3,000	2,670,930
Detroit Water	5.25%	7/1/2041	BB-	5,000	4,501,950
IN Fin Auth—Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,139,750
IN Fin Auth—Ohio Vly Elec	5.00%	6/1/2039	BBB-	4,575	4,162,792
LA PFA—Cleco Pwr	4.25%	12/1/2038	BBB+	5,000	4,446,500
Lathrop Fin Auth	5.90%	6/1/2027	NR	4,440	4,441,465
Lathrop Fin Auth	6.00%	6/1/2035	NR	5,940	5,939,050
Long Island Power Auth	5.00%	9/1/2026	A-	3,500	3,724,980
Maricopa Co Poll Ctl—El Paso Elec	7.25%	2/1/2040	BBB	3,500	3,870,895
Moraine Ohio Solid Waste Disp AMT	6.75%	7/1/2014	NR	525	53
MSR Energy Auth—Citi	6.50%	11/1/2039	A-	5,350	6,201,131
NJ EDA—UMM Energy AMT	4.75%	6/15/2032	Baa3	730	682,674
NYC Muni Water(b)	5.00%	6/15/2029	AA+	11,000	12,002,815
NYC Muni Water(b)	5.125%	6/15/2030	AA+	1,000	1,091,165
Padre Dam Municipal Water Authority	5.25%	10/1/2034	AA	5,600	5,842,424
Pima Co IDA—Global Water AMT	5.60%	12/1/2022	NR	2,000	2,044,440
Pima Co IDA—Global Water AMT	5.75%	12/1/2032	NR	5,000	4,776,200
PR Aqueduct & Swr Auth	5.125%	7/1/2037	BB+	1,575	1,086,624
PR Aqueduct & Swr Auth	5.25%	7/1/2042	BB+	12,775	8,831,996
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	10,865	8,027,171
PR Aqueduct & Swr Auth	6.00%	7/1/2047	BB+	2,075	1,524,067
PR Elec Pwr Auth	5.00%	7/1/2029	BBB	1,500	1,113,960
PR Elec Pwr Auth	5.00%	7/1/2042	BBB	3,315	2,281,847
PR Elec Pwr Auth	6.75%	7/1/2036	BBB	2,585	2,114,789
Sabine River Auth—TXU AMT	6.45%	6/1/2021	CC	2,000	70,000
Salt Verde Fin Corp—Citi	5.00%	12/1/2032	A-	2,500	2,505,950
San Antonio Elec & Gas(b)	5.25%	2/1/2029	AA	19,375	21,214,143
San Antonio Elec & Gas(b)	5.25%	2/1/2031	AA	6,270	6,865,170
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2028	A3	5,000	4,942,000
Western Genr Agy—Wauna Cogen AMT	5.00%	1/1/2016	NR	1,500	1,499,880
Total					158,536,580
Total Municipal Bonds (cost $1,846,080,932)					1,710,078,352

See Notes to Financial Statements.	99

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

Investments	Shares (000)		Fair Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $797)	—	(j)	$797
Total Investments in Securities 100.04% (cost $1,846,081,729)			1,710,079,149
Liabilities in Excess of Cash and Other Assets(i) (0.04%)			(600,826)
Net Assets 100.00%			$1,709,478,323

Open Futures Contracts at September 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2013	57	Short	$(7,204,266)	$(142,151)
U.S. 30-Year Treasury Bond	December 2013	200	Short	(26,675,000)	(775,695)
Totals				$(33,879,266)	$(917,846)

Note: See Footnotes to Schedules of Investments on page 120 of this report.

100	See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$1,333,038,242	$—		$1,333,038,242
Other Revenue	—	218,502,733	797	(3)	218,503,530
Utilities	—	158,536,527	53	(3)	158,536,580
Money Market Mutual Fund	797	—	—		797
Total	$797	$1,710,077,502	$850		$1,710,079,149

Liabilities
Trust Certificates	$—	$(41,160,000)	$—		$(41,160,000)
Total	$—	$(41,160,000)	$—		$(41,160,000)

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(917,846)	—	—		(917,846)
Total	$(917,846)	$—	$—		$(917,846)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Municipal Bonds categorized as Level 3 investments include MI St Strategic Fd, Moraine Ohio Solid Waste Disp AMT, and Ohio St Pollution Ctl Rev.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2012	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(52,213)
Purchases	—
Sales	—
Net transfers in/(out) of Level 3	53,063
Balance as of September 30, 2013	$850

See Notes to Financial Statements.	101

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.93%

Corporate-Backed 0.17%
CA Co Tobacco Sec—Sonoma Co	5.125%	6/1/2038	B-	$500	$382,440

Education 7.18%
CA Ed Facs—Clg & Univ Fin Prog	5.00%	2/1/2037	Ba1	1,000	807,740
CA Ed Facs—Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,169,876
CA Fin Auth—Biola Univ	5.00%	10/1/2029	Baa1	330	330,257
CA Fin Auth—Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,151,326
CA Fin Auth—Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,304,025
CA Fin Auth—Univ of San Diego	5.00%	10/1/2029	A2	2,225	2,355,474
CA Infra & Econ Dev—Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,055,110
CA Pub Wks—UC Irvine Campus	5.00%	6/1/2027	Aa2	1,250	1,388,013
CA State Univ Sys	5.00%	11/1/2037	Aa2	1,250	1,297,900
CA Stwde—Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	13
Tustin Unified School District	6.00%	8/1/2036	AA	1,500	1,695,525
Univ of California(b)	5.75%	5/15/2031	Aa1	3,000	3,365,190
Total					15,920,449

General Obligation 21.19%
CA State GO	5.00%	9/1/2021	A1	2,000	2,358,400
CA State GO	5.00%	9/1/2029	A1	485	516,583
CA State GO	5.00%	2/1/2032	A1	2,000	2,098,440
CA State GO	5.00%	2/1/2033	A1	2,000	2,092,740
CA State GO	5.25%	9/1/2024	A1	2,000	2,293,520
CA State GO	5.25%	10/1/2029	A1	1,500	1,604,835
CA State GO	5.25%	10/1/2032	A1	4,000	4,277,120
CA State GO	5.25%	4/1/2035	A1	3,000	3,190,050
CA State GO	5.50%	3/1/2040	A1	2,000	2,132,000
CA State GO	6.50%	4/1/2033	A1	3,500	4,157,230
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,177,830
Colton Jt USD (AGM)	5.00%	8/1/2027	AA-	1,000	1,087,330
Guam GO	7.00%	11/15/2039	B+	390	413,778
Kern HSD	5.00%	8/1/2021	Aa2	1,000	1,177,480
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,375,699
Los Angeles USD (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,122,440
Montebello USD (AGM)	5.00%	8/1/2028	AA-	1,335	1,423,177
Mount Diablo USD	5.00%	8/1/2025	Aa3	2,000	2,195,760
Oakland USD	6.125%	8/1/2029	NR	1,000	1,046,420

102	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
General Obligation (continued)
Piedmont USD	5.00%	8/1/2033	AA		$1,070	$1,124,506
Piedmont USD	5.00%	8/1/2034	AA		1,200	1,256,052
PR Comwlth GO	5.50%	7/1/2031	BBB-		3,000	2,267,370
San Diego USD	5.00%	7/1/2027	AA-		2,000	2,247,540
Stockton USD (AGM)	5.00%	7/1/2025	AA-		1,060	1,136,691
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,225,160
Total						46,998,151

Health Care 13.45%
Abag Fin Auth—Episcopal Senior	5.00%	7/1/2032	BBB		1,060	1,005,526
Abag Fin Auth—Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	916,080
Abag Fin Auth—Sharp Hlthcare	5.00%	8/1/2022	A+		100	113,141
CA Hlth—Catholic Hlthcare W	5.50%	7/1/2025	A		2,500	2,739,575
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	978,300
CA Hlth—Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,051,520
CA Hlth—City of Hope	5.00%	11/15/2025	A+		1,000	1,114,530
CA Hlth—Memorial Hlth	5.00%	10/1/2024	AA-		2,110	2,367,990
CA Hlth—Providence Hlth	6.25%	10/1/2024	AA		1,025	1,202,315
CA Hlth—Rady Childrens Hsp	5.50%	8/15/2033	A2		2,000	2,140,720
CA Hlth—Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,257,800
CA Stwde—Episcopal Cmntys	5.00%	5/15/2020	A-	(d)	605	636,605
CA Stwde—Episcopal Cmntys	5.00%	5/15/2021	A-	(d)	505	528,063
CA Stwde—Episcopal Cmntys	5.00%	5/15/2024	A-	(d)	300	303,123
CA Stwde—So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,107,540
CA Stwde—Terraces San Joaquin	6.00%	10/1/2042	NR		500	500,685
Newport Beach—Hoag Mem Hsp	5.875%	12/1/2030	AA		500	635,710
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Baa3		520	545,392
PR Indl Tourist—Hsp Auxilio Mutuo	6.00%	7/1/2033	A-		2,000	1,919,440
San Buenaventura—Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,320,720
Turlock Hlth—Emanuel Med Ctr COP	5.50%	10/15/2037	BBB-		1,000	1,066,080
Upland COP—San Antonio Cmnty Hsp	6.00%	1/1/2026	A		2,000	2,281,660
Whittier Hlth Fac—Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A+		1,000	1,099,890
Total						29,832,405

Housing 1.10%
CA Stwde—CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	940,640
CA Stwde—CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,495,605
Total						2,436,245

See Notes to Financial Statements.	103

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Lease Obligations 8.05%
CA Pub Wks—Dept Forestry & Fire	5.00%	11/1/2024	A2		$1,550	$1,689,252
CA Pub Wks—Judicial Council	5.00%	12/1/2028	A2		1,000	1,060,410
CA Pub Wks—State Prisons	5.75%	10/1/2031	A2		2,000	2,236,020
CA Pub Wks—Various Cap Proj	5.00%	4/1/2037	A2		1,000	1,008,260
CA Pub Wks—Various Cap Proj	5.375%	11/1/2022	A2		1,000	1,156,880
CA Pub Wks—Various Cap Proj	6.375%	11/1/2034	A2		2,000	2,322,980
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-		1,000	816,020
San Diego PFA—Master Lease	5.25%	9/1/2035	A+		1,220	1,244,010
San Jose Fing Auth—Civic Ctr	5.00%	6/1/2027	AA		1,000	1,084,440
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,322,200
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA-		2,295	1,912,079
Total						17,852,551

Other Revenue 3.59%
CA Fin Auth—Amern Heritage Fndtn	5.25%	6/1/2036	BB-		1,000	832,100
CA Fin Auth—High Tech†	6.00%	7/1/2028	BB	(d)	850	822,477
CA Fin Auth—OCEAA	6.75%	10/1/2028	NR		1,445	1,352,086
CA Infra & Econ Dev—Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,036,560
CA Stwde—Huntington Pk	5.15%	7/1/2030	NR		500	420,865
CA Stwde—Huntington Pk	5.25%	7/1/2042	NR		1,225	962,238
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,530,045
Total						7,956,371

Special Tax 6.75%
Corona Norco Sch Dist PFA	5.00%	9/1/2021	BBB+		350	375,242
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BB+		1,535	1,415,961
Irvine Pub Facs & Infra Auth	4.50%	9/2/2025	BBB+		650	642,304
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,085,280
Norco Redev Agy—Proj #1	6.00%	3/1/2036	A		1,120	1,211,448
Poway USD PFA	5.00%	9/15/2024	BBB		280	296,654
Riverside Co Redev Agy—Tax Alloc	6.00%	10/1/2037	BBB		2,000	1,970,000
San Diego Redev Agy—No Pk Redev	7.00%	11/1/2039	A-		1,000	1,132,170
San Francisco Redev—Mission Bay North	6.75%	8/1/2033	A-		500	580,350
San Francisco Redev—Mission Bay North	6.75%	8/1/2041	A-		1,000	1,151,170
San Francisco Redev—Mission Bay South	6.625%	8/1/2039	BBB		1,500	1,610,040
San Mateo CFD—Bay Meadows	5.00%	9/1/2032	NR		600	580,728
Santa Cruz Redev Agy—Live Oak	6.625%	9/1/2029	A		500	559,810
Santa Cruz Redev Agy—Live Oak	7.00%	9/1/2036	A		500	567,550

104	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Special Tax (continued)
Union City Redev Agy—Tax Alloc	6.875%		12/1/2033	A		$1,500	$1,784,985
Total							14,963,692

Tax Revenue 3.42%
Guam Ltd Oblig—Section 30 Landfill	5.75%		12/1/2034	BBB+		1,030	1,067,688
Sacramento Trsp Dist	5.00%		3/1/2020	A2		500	560,395
Sacramento Trsp Dist	5.00%		3/1/2024	A2		500	540,255
San Diego Co Regl Trsp Commn	5.00%		4/1/2025	AAA		1,895	2,174,266
San Joaquin Co Trsp Auth	5.75%		3/1/2028	AA		450	513,684
San Jose Spl Tax—Conv Ctr	6.125%		5/1/2031	A2		1,000	1,112,820
Sonoma Marin Area Rail Rmkt	5.00%		3/1/2029	AA		1,500	1,612,845
Total							7,581,953

Tobacco 7.00%
CA Co Tobacco Sec—LA Co	5.45%		6/1/2028	B2		1,000	913,070
Golden St Tobacco	4.50%		6/1/2027	B		875	752,999
Golden St Tobacco	5.00%		6/1/2033	B-		1,070	826,190
Golden St Tobacco	5.00%		6/1/2045	A2		3,000	2,893,590
Golden St Tobacco	5.125%		6/1/2047	B-		2,520	1,758,935
Golden St Tobacco	5.75%		6/1/2047	B-		1,000	768,460
Golden St Tobacco (FGIC)	5.00%		6/1/2035	A2		4,555	4,513,048
Inland Empire Tobacco	4.625%		6/1/2021	B	(d)	745	679,336
Inland Empire Tobacco	5.00%		6/1/2021	B	(d)	825	773,404
Sthrn CA Tobacco	5.00%		6/1/2037	BB+		2,175	1,638,841
Total							15,517,873

Transportation 8.63%
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-		800	923,424
Bay Area Toll Auth	0.77%	#	4/1/2047	AA		1,000	989,950
Bay Area Toll Auth	5.00%		10/1/2033	A+		2,905	3,008,970
Foothill / Eastern Corridor Toll Rd	5.80%		1/15/2020	BBB-		2,000	2,030,100
Los Angeles Dept Arpts—LAX	5.00%		5/15/2035	AA		2,000	2,078,620
Los Angeles Dept Arpts—LAX AMT	5.00%		5/15/2021	AA		1,325	1,509,042
Port Oakland AMT	5.00%		5/1/2021	A+		1,000	1,104,660
Port Oakland AMT	5.125%		5/1/2031	A+		1,250	1,281,088
San Diego Co Regl Arpt Auth AMT	5.00%		7/1/2022	A+		1,705	1,948,576
San Francisco Arpt	4.00%		5/1/2023	A+		1,010	1,100,547
San Francisco Arpt AMT	5.00%		5/1/2027	A+		1,430	1,496,924

See Notes to Financial Statements.	105

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
San Jose Arpt AMT	6.25%		3/1/2034	A2	$1,500	$1,656,840
Total						19,128,741

Utilities 18.40%
Adelanto Util Sys	6.625%		7/1/2031	NR	1,000	1,050,650
Burbank Water & Pwr Elec	5.00%		6/1/2023	AA-	2,000	2,205,520
CA Dept Wtr Res Wtr—Central Valley	5.00%		12/1/2026	AAA	2,000	2,246,740
Chino Basin Desalter Auth (AG)	5.00%		6/1/2027	AA-	2,000	2,158,260
Chula Vista IDR—San Diego G & E Rmkt	5.875%		1/1/2034	Aa3	1,000	1,083,030
Dublin San Ramon Svcs Dist Wtr	5.25%		8/1/2029	AA-	1,250	1,392,812
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2025	AA-	750	819,330
Lathrop Fin Auth	6.00%		6/1/2035	NR	2,075	2,074,668
Long Beach Nat Gas—ML	1.607%	#	11/15/2026	A-	1,000	880,190
Long Beach Nat Gas—ML	5.25%		11/15/2020	A-	1,505	1,662,604
Los Angeles DEWAP—Pwr Sys	5.00%		7/1/2026	AA-	2,000	2,245,020
Modesto Irrigation Dist	5.00%		7/1/2021	A+	750	877,215
MSR Energy Auth—Citi	7.00%		11/1/2034	A-	1,000	1,220,000
Northern CA Pwr—Geothermal #3	5.50%		7/1/2022	A1	1,985	2,256,191
Northern CA Pwr—Hydroelec #1 (AG)	5.00%		7/1/2024	AA-	1,770	1,960,062
Northern CA Pwr (AG)	0.904%	#	7/1/2027	A-	1,000	837,340
PR Aqueduct & Swr Auth	5.75%		7/1/2037	BB+	2,100	1,551,501
PR Elec Pwr Auth	5.00%		7/1/2029	BBB	750	556,980
Riverside Elec (AGM)	5.00%		10/1/2027	AA-	1,000	1,061,130
Rowland Water Dist COP	6.50%		12/1/2035	AA-	1,500	1,706,160
Sacramento Co Santn Dist (NPFGC)	5.25%		12/1/2023	AA	1,500	1,780,635
Sacramento MUD	5.00%		8/15/2026	AA-	1,500	1,682,310
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	A	2,000	2,098,440
Santa Rosa Wastewtr	5.00%		9/1/2025	AA-	2,025	2,278,854
Southern CA Pub Pwr Auth—Nat Gas	5.00%		11/1/2033	A-	2,000	1,965,100
Southern CA Pub Pwr Auth—So Transmn	5.00%		7/1/2020	AA-	1,000	1,153,480
Total						40,804,222
Total Municipal Bonds (cost $214,962,554)						219,375,093

106	See Notes to Financial Statements.

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2013

Investments	Shares (000)		Fair Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal (cost $26)	—	(j)	$26
Total Investments in Securities 98.93% (cost $214,962,580)			219,375,119
Cash and Other Assets in Excess of Liabilities(i) 1.07%			2,370,190
Net Assets 100.00%			$221,745,309

Open Futures Contracts at September 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2013	11	Short	$(1,390,297)	$(27,432)
U.S. 30-Year Treasury Bond	December 2013	9	Short	(1,200,375)	(37,914)
Totals				$(2,590,672)	$(65,346)

Note: See Footnotes to Schedules of Investments on page 120 of this report.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$219,375,093	$—	$219,375,093
Money Market Mutual Fund	26	—	—	26
Total	$26	$219,375,093	$—	$219,375,119

Liabilities
Trust Certificates	$—	$(1,500,000)	$—	$(1,500,000)
Total	$—	$(1,500,000)	$—	$(1,500,000)

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(65,346)	—	—	(65,346)
Total	$(65,346)	$—	$—	$(65,346)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended September 30, 2013.

See Notes to Financial Statements.	107

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.71%

Corporate-Backed 3.56%
NJ EDA—Continental Airlines AMT	5.25%	9/15/2029	B	$2,000	$1,833,840
NJ EDA—Continental Airlines AMT	5.50%	4/1/2028	B	320	283,920
NJ EDA—Continental Airlines AMT	5.50%	6/1/2033	B	350	320,492
NJ EDA—Glimcher Pptys AMT	6.00%	11/1/2028	NR	1,085	1,008,681
PR Ports Auth—American Airlines AMT(e)	6.25%	6/1/2026	NR	1,000	1,059,540
Total					4,506,473

Education 12.14%
NJ Ed Facs—Kean Univ	5.25%	9/1/2029	A2	1,750	1,897,612
NJ Ed Facs—Montclair State Univ	5.00%	7/1/2029	A1	1,000	1,064,550
NJ Ed Facs—Ramapo Clg	4.00%	7/1/2024	A	1,035	1,067,344
NJ Ed Facs—Rider Univ	5.00%	7/1/2032	BBB+	500	503,150
NJ Ed Facs—Rider Univ	5.00%	7/1/2037	BBB+	500	489,750
NJ Ed Facs—Rowan Univ	5.00%	7/1/2022	A+	425	473,386
NJ Ed Facs—Rowan Univ (AG)	5.00%	7/1/2027	AA-	1,000	1,077,230
NJ Ed Facs—Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,023,950
NJ Ed Facs—Seton Hall Univ	6.00%	7/1/2028	A	2,450	2,792,069
NJ EDA—Rutgers State Univ	5.00%	6/15/2038	AA-	500	523,850
NJ Higher Ed Assistance Auth	5.00%	12/1/2021	AA	1,000	1,074,760
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,250,413
NJ Inst of Tech	5.00%	7/1/2032	A+	500	535,795
Rutgers State Univ	5.00%	5/1/2031	AA-	1,500	1,581,180
Total					15,355,039

General Obligation 8.42%
Atlantic City Brd Ed (AGM)	5.00%	4/1/2022	AA-	1,150	1,266,035
Atlantic City GO (AGM)	4.00%	11/1/2023	AA-	1,000	1,019,830
Guam GO	7.00%	11/15/2039	B+	140	148,536
Hudson Co Impt—Lease Revenue GTD	5.00%	4/1/2023	Aa3	545	613,577
Hudson Co Impt Auth—Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,016,254
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	840	947,864
New Brunswick GO	5.00%	10/1/2023	AA-	1,000	1,115,990
Northern Mariana Islands Comwlth	5.00%	10/1/2033	NR	995	709,664
PR Comwlth GO	5.375%	7/1/2030	BBB-	1,000	760,730
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,103
Union Co Util Auth—Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	982,270

108	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA-	$1,020	$1,068,399
Total					10,654,252

Health Care 14.55%
NJ EDA—Seabrook Vlg	5.25%	11/15/2036	NR	1,000	925,610
NJ EDA—Seashore Gardens	5.375%	11/1/2036	NR	1,000	849,540
NJ Hlth—AHS Hsp Corp	5.00%	7/1/2027	A+	1,000	1,043,200
NJ Hlth—AHS Hsp Corp	6.00%	7/1/2037	A+	650	724,347
NJ Hlth—Barnabas Hlth	5.00%	7/1/2023	BBB+	1,605	1,693,243
NJ Hlth—Barnabas Hlth	5.625%	7/1/2032	BBB+	925	958,060
NJ Hlth—Barnabas Hlth	5.625%	7/1/2037	BBB+	875	900,069
NJ Hlth—Catholic Hlth E	4.75%	11/15/2029	A+	625	632,875
NJ Hlth—Chilton Mem Hsp	5.75%	7/1/2039	BBB+	2,000	2,078,980
NJ Hlth—Kennedy Hlth Sys	5.00%	7/1/2037	A3	500	497,210
NJ Hlth—Kennedy Hlth Sys	5.00%	7/1/2042	A3	500	482,235
NJ Hlth—Robert Wood Hsp	5.25%	7/1/2028	A	500	532,125
NJ Hlth—St Josephs Hlth	6.625%	7/1/2038	BBB-	1,500	1,502,505
NJ Hlth—St Lukes Warren Hsp	5.00%	8/15/2031	A3	1,000	1,032,190
NJ Hlth—Trinitas Hsp	5.25%	7/1/2030	BBB-	1,000	1,000,920
NJ Hlth—Virtua Hlth	5.75%	7/1/2033	A+	2,000	2,134,540
PR Indl Tourist—Ascension Hlth	6.125%	11/15/2025	AA+	415	416,506
PR Indl Tourist—Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,003,440
Total					18,407,595

Housing 1.67%
NJ EDA—Montclair St Std Hsg	5.75%	6/1/2031	Baa3	1,000	1,058,210
NJ EDA—Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,000	1,050,130
Total					2,108,340

Lease Obligations 22.65%
Essex Co Impt Auth—Newark	6.25%	11/1/2030	Baa1	1,250	1,320,775
Middlesex Co COP	5.00%	10/15/2026	AA+	1,265	1,399,280
Newark Hsg—Police Fac (AG)	6.75%	12/1/2038	A3	750	864,240
NJ EDA—Sch Facs	5.00%	3/1/2022	A+	2,000	2,285,760
NJ EDA—Sch Facs	5.00%	9/1/2033	A+	1,020	1,039,961
NJ EDA—Sch Facs	5.00%	3/1/2035	A+	2,000	2,050,520
NJ EDA—Sch Facs	5.25%	9/1/2026	A+	755	831,255
NJ EDA—Sch Facs	5.50%	12/15/2029	A+	1,275	1,391,892

See Notes to Financial Statements.	109

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA—Sch Facs (AMBAC)	5.50%	9/1/2024	A+	$1,000	$1,171,140
NJ EDA—Seeing Eye	5.00%	6/1/2032	A	1,000	1,031,860
NJ Hlth—Hsp Asset Trans	5.00%	10/1/2028	A+	2,950	3,156,736
NJ Hlth—Hsp Asset Trans	5.75%	10/1/2031	A+	1,425	1,581,579
NJ State COP—Equip Lease COP	5.25%	6/15/2029	A+	1,000	1,063,610
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A+	5,000	1,919,550
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A+	5,000	1,186,600
NJ Trans Trust Fund	5.00%	6/15/2022	A+	1,500	1,723,200
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A+	1,640	1,924,589
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	1,000	1,069,520
PR Infra Fin Auth—Mepsi Campus	6.50%	10/1/2037	NR	1,000	833,680
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-	1,000	816,020
Total					28,661,767

Other Revenue 0.91%
Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,020,030
Middlesex Co Impt Auth—Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	130,000
Total					1,150,030

Special Tax 1.00%
NJ EDA—Kapkowski Rd Landfill	5.75%	10/1/2021	Ba2	500	519,455
NJ EDA—Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	747,542
Total					1,266,997

Tax Revenue 7.03%
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	2,805	3,404,036
Guam Ltd Oblig—Section 30 Landfill	5.75%	12/1/2034	BBB+	375	388,721
NJ EDA—Cigarette Tax	4.25%	6/15/2027	BBB+	500	470,690
NJ EDA—Cigarette Tax	5.00%	6/15/2024	BBB+	1,000	1,056,240
NJ EDA—Cigarette Tax	5.00%	6/15/2025	BBB+	140	140,774
PR Corp Sales Tax	5.00%	8/1/2035	A+	1,750	1,372,630
PR Corp Sales Tax	5.25%	8/1/2027	A+	1,020	903,037
Virgin Islands PFA—Matching Fund	5.00%	10/1/2029	BBB	650	645,755
Virgin Islands PFA—Matching Fund	5.25%	10/1/2029	Baa2	500	508,480
Total					8,890,363

Tobacco 5.67%
NJ EDA—Cigarette Tax	5.00%	6/15/2026	BBB+	1,520	1,559,794
Tobacco Settlement Fin Corp	4.50%	6/1/2023	B1	1,560	1,475,526

110	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tobacco (continued)
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1	$2,085	$1,829,692
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2	3,155	2,311,195
Total					7,176,207

Transportation 11.58%
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,000	1,023,720
Delaware River Jt Toll Brdg Commn	4.00%	7/1/2027	A2	1,000	1,006,560
Delaware River Port Auth	5.00%	1/1/2022	BBB-	1,250	1,303,938
Hudson Co Impt—Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA-	1,500	1,553,175
NJ Tpk Auth	5.00%	1/1/2028	A+	1,000	1,076,580
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA-	1,750	1,975,505
NJ Trans Trust Fund	6.00%	6/15/2035	A+	2,000	2,258,460
Port Auth NY & NJ	4.75%	11/1/2036	AA-	1,000	1,015,630
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,099,260
South Jersey Port Corp—Marine Terminal AMT	4.00%	1/1/2021	A1	1,000	1,029,770
South Jersey Trans Auth	5.00%	11/1/2029	A-	1,250	1,304,637
Total					14,647,235

Utilities 7.53%
Essex Co Utils Auth Solid Waste (AG)	5.00%	4/1/2020	Aa2	1,000	1,116,710
NJ EDA—UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	935,170
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,795	2,139,407
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A2	525	353,335
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	1,000	738,810
PR Elec Pwr Auth	5.00%	7/1/2028	BBB	1,000	725,540
PR Elec Pwr Auth	5.25%	7/1/2040	BBB	1,000	695,830
PR Elec Pwr Auth	5.75%	7/1/2036	BBB	1,000	746,650
Salem Co Poll Ctl—Atlantic City Elec	4.875%	6/1/2029	A	$2,000	2,074,220
Total					9,525,672
Total Municipal Bonds (cost $124,955,458)					122,349,970

See Notes to Financial Statements.	111

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2013

Investments	Shares (000)		Fair Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $5)	—	(j)	$5
Total Investments in Securities 96.71% (cost $124,955,463)			122,349,975
Cash and Other Assets in Excess of Liabilities(i) 3.29%			4,166,205
Net Assets 100.00%			$126,516,180

Open Futures Contracts at September 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2013	3	Short	$(379,172)	$(7,481)
U.S. 30-Year Treasury Bond	December 2013	19	Short	(2,534,125)	(80,040)
Totals				$(2,913,297)	$(87,521)

Note: See Footnotes to Schedules of Investments on page 120 of this report.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$122,349,970	$—	$122,349,970
Money Market Mutual Fund	5	—	—	5
Total	$5	$122,349,970	$—	$122,349,975

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(87,521)	—	—	(87,521)
Total	$(87,521)	$—	$—	$(87,521)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended September 30, 2013.

112	See Notes to Financial Statements.

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.30%

Corporate-Backed 7.23%
Broome Co IDA—University Plaza (ACA)	5.10%	8/1/2036	NR	$500	$409,590
Broome Co IDA—University Plaza (ACA)	5.20%	8/1/2030	NR	750	647,603
Broome Co IDA—University Plaza (ACA)	5.20%	8/1/2036	NR	1,000	830,840
Essex Co IDA—Intl Paper AMT	4.60%	12/1/2030	BBB	1,400	1,300,796
Liberty Dev Corp—Goldman Sachs	5.25%	10/1/2035	A-	1,750	1,861,177
Niagara Area Dev Corp—Covanta	4.00%	11/1/2024	Ba2	500	451,900
Niagara Area Dev Corp—Covanta AMT	5.25%	11/1/2042	Ba2	500	421,065
NY Liberty Dev Corp—7 WTC	5.00%	9/15/2040	Aaa	2,000	2,051,220
NY Liberty Dev Corp—B of A Tower	5.625%	7/15/2047	AA	1,600	1,694,752
NYC Cap Res—Arthur Mgmt	7.00%	8/1/2025	NR	1,435	1,485,856
NYC IDA—British Airways AMT	5.25%	12/1/2032	BB	2,265	2,039,542
NYC IDA—InterActive Corp	5.00%	9/1/2035	BBB	1,315	1,246,226
NYC IDA—Jetblue AMT	5.125%	5/15/2030	B	2,350	2,056,931
NYC IDA—TRIPS AMT	5.00%	7/1/2028	BBB-	1,750	1,622,180
NYC IDA—Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	495	462,969
Syracuse IDA—Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	4,900,950
Total					23,483,597

Education 13.22%
Buffalo & Erie IDC—Buffalo State College	5.75%	10/1/2026	A+	1,350	1,536,314
Cattaraugus Co IDA—St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	510,520
Cattaraugus Co IDA—St Bonaventure Univ	5.10%	5/1/2031	BBB-	1,075	1,077,526
Dutchess Co LDC—Anderson Ctr	6.00%	10/1/2030	BB+	1,000	984,320
Monroe Co IDC—Univ of Rochester	5.00%	7/1/2036	AA-	3,500	3,640,980
Niagara Area Dev Corp—Niagara Univ	5.00%	5/1/2035	BBB+	500	490,275
Niagara Area Dev Corp—Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,166,172
NY Dorm—Brooklyn Law School	5.00%	7/1/2024	BBB+	1,000	1,046,050
NY Dorm—Brooklyn Law School	5.00%	7/1/2025	BBB+	1,000	1,038,680
NY Dorm—Cornell Univ	5.00%	7/1/2040	Aa1	1,250	1,283,725
NY Dorm—Fordham University	5.25%	7/1/2031	A	2,275	2,436,047
NY Dorm—Long Island Univ	5.00%	9/1/2026	BBB-	1,000	1,031,150
NY Dorm—NYU	5.25%	7/1/2034	AA-	5,500	6,050,715
NY Dorm—Pace Univ	4.00%	5/1/2022	BBB-	500	496,760
NY Dorm—Pace Univ	5.00%	5/1/2023	BBB-	500	526,820
NY Dorm—Rockefeller Univ	5.00%	7/1/2038	AA+	2,155	2,275,098
NY Dorm—SUNY	5.00%	7/1/2021	Aa3	1,000	1,154,430

See Notes to Financial Statements.	113

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
NY Dorm—SUNY	5.00%	7/1/2022	Aa3	$735	$849,131
NY Dorm—SUNY	5.00%	7/1/2035	Aa2	1,750	1,831,025
NY Dorm—Teachers Clg	5.375%	3/1/2029	A1	1,025	1,080,688
NYC IDA—Polytechnic Univ (ACA)	5.25%	11/1/2037	BBB-	4,295	4,370,420
NYC IDA—Vaughn Clg	5.00%	12/1/2031	BB	1,510	1,347,298
Onondaga CDC—Upstate Prop Dev	5.50%	12/1/2031	A+	1,000	1,058,500
Onondaga Co Cultural—Syracuse Univ	5.00%	12/1/2036	AA-	500	519,310
Onondage CO Cultural—Syracuse Univ	5.00%	12/1/2038	AA-	1,210	1,255,835
St Lawrence IDA—Clarkson Univ	6.00%	9/1/2034	A3	1,575	1,723,050
Troy IDA—Rensselaer Poly	5.00%	9/1/2030	A-	1,000	1,045,080
Yonkers IDA—Sarah Lawrence Clg	6.00%	6/1/2029	BBB	1,000	1,077,780
Total					42,903,699

General Obligation 8.89%
Guam GO	7.00%	11/15/2039	B+	280	297,072
Northern Mariana Islands Comwlth	5.00%	10/1/2033	NR	1,990	1,419,328
NYC GO	5.00%	8/1/2021	AA	1,070	1,239,092
NYC GO	5.00%	4/1/2022	AA	2,500	2,940,075
NYC GO	5.00%	8/1/2022	AA	1,200	1,414,428
NYC GO	5.00%	8/1/2022	AA	2,000	2,357,380
NYC GO	5.00%	8/1/2023	AA	1,895	2,147,357
NYC GO	5.00%	8/1/2023	AA	2,405	2,787,659
NYC GO	5.00%	10/1/2024	AA	1,500	1,700,430
NYC GO	5.00%	8/1/2025	AA	2,500	2,831,250
NYC GO	5.00%	8/1/2026	AA	1,500	1,677,990
NYC GO	5.00%	8/1/2027	AA	1,410	1,561,462
NYC GO	5.00%	10/1/2034	AA	1,500	1,586,820
PR Comwlth GO	5.375%	7/1/2030	BBB-	3,500	2,662,555
Yonkers City	5.00%	10/1/2020	BBB+	2,000	2,243,980
Total					28,866,878

Health Care 10.92%
Albany IDA—St Peters Hsp	5.25%	11/15/2027	A-	1,500	1,558,905
Albany IDA—St Peters Hsp	5.50%	11/15/2027	A-	1,000	1,048,240
Chautauqua Co—Woman’s Christian Assn	8.00%	11/15/2030	NR	1,000	1,041,600
East Rochester Hsg—Woodland Vlg	5.50%	8/1/2033	NR	1,700	1,598,306
Genesee Co IDA—United Mem Med Ctr	5.00%	12/1/2032	NR	1,000	878,660
Madison Co IDA—Oneida Hlth	5.25%	2/1/2027	BBB-	750	730,320

114	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Madison Co IDA—Oneida Hlth	5.50%	2/1/2032	BBB-		$750	$728,040
Nassau Co LEAC—S Nassau Cmntys Hsp	5.00%	7/1/2027	A3		1,000	1,038,680
Nassau Co LEAC—Winthrop Univ Hsp	5.00%	7/1/2032	Baa1		2,000	1,910,800
NY Dorm—Catholic Hlth	5.00%	7/1/2032	BBB+		500	503,840
NY Dorm—Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(d)	750	753,660
NY Dorm—Mt Sinai Hsp	5.00%	7/1/2026	A2		3,950	4,224,604
NY Dorm—North Shore LI Jewish	5.00%	5/1/2022	A-		1,215	1,363,704
NY Dorm—North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,063,510
NY Dorm—NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,638,900
NY Dorm—Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,014,280
NY Dorm—United Cerebral Palsy (AMBAC)	5.75%	7/1/2018	NR		1,000	1,000,630
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,000	1,155,580
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,550	1,690,833
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,213,933
Onondaga CDC—St Josephs Hsp	5.00%	7/1/2042	BB+		1,000	866,160
Suffolk Co EDC—Catholic Hlth Long Island	5.00%	7/1/2028	BBB+		1,000	1,012,740
Suffolk Co IDA—Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		1,105	1,029,959
Suffolk Co IDA—Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	887,380
Ulster Co IDA—Kingston Lvg Ctr	6.00%	9/15/2027	NR		3,000	2,351,580
Westchester Co Hlth Care	6.00%	11/1/2030	A3		850	940,066
Westchester Co LDC—Kendal Hudson	5.00%	1/1/2034	BBB	(d)	1,250	1,221,888
Total						35,466,798

Housing 0.71%
NY Mtg Agy—Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,301,047

Lease Obligations 12.97%
Erie Co IDA—Buffalo Sch Dist	5.00%	5/1/2023	AA-		1,000	1,135,370
Erie Co IDA—Buffalo Sch Dist	5.25%	5/1/2030	AA-		2,575	2,776,571
Erie Co IDA—Buffalo Sch Dist	5.25%	5/1/2032	AA-		1,000	1,061,510
Monroe Co IDA—Rochester Schools	5.00%	5/1/2021	AA-		2,500	2,878,650
NY Dorm—Court Facs	Zero Coupon	8/1/2021	AA+		3,265	2,731,956
NY Dorm—Master BOCES	5.50%	8/15/2026	Aa3		1,560	1,746,670
NY Dorm—NY Downtown Hospital	5.00%	2/15/2022	AA-		1,000	1,140,490
NY Dorm—Oneida	5.25%	8/15/2028	Aa3		3,375	3,682,800
NY Dorm—State Univ—Third Resolution	5.00%	5/15/2026	AA-		2,840	3,181,339
NY Liberty Dev Corp—4 WTC	5.00%	11/15/2031	A+		1,000	1,035,700
NY UDC	5.70%	4/1/2020	AA-		4,150	4,818,731

See Notes to Financial Statements.	115

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NYC IDA—Stock Exchange	4.75%	5/1/2029	AA-	$2,500	$2,576,450
NYC IDA—USTA National Tennis Ctr (AGM)	5.00%	11/15/2023	AA-	1,830	1,945,455
NYC TFA—Bldg Aid	5.00%	7/15/2022	AA-	2,150	2,490,044
NYC TFA—Bldg Aid	5.00%	7/15/2025	AA-	2,840	3,187,531
NYC TFA—Bldg Aid	5.00%	7/15/2025	AA-	1,500	1,697,880
NYC TFA—Bldg Aid	5.00%	7/15/2027	AA-	1,425	1,562,341
PR Infra Fin Auth—Mepsi Campus	6.50%	10/1/2037	NR	1,000	833,680
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-	2,000	1,632,040
Total					42,115,208

Other Revenue 5.99%
Brooklyn Arena LDC—Barclays Ctr	6.25%	7/15/2040	BBB-	3,000	3,147,060
Build NYC Res Corp—YMCA	5.00%	8/1/2042	A-	1,265	1,262,989
NY Dorm—NYSARC Inc	5.125%	7/1/2030	Aa3	2,000	2,108,760
NY Dorm—SUNY	5.00%	7/1/2037	Aa2	1,000	1,040,890
NYC Cultural—Museum Modern Art	5.00%	4/1/2031	AA	4,500	4,932,045
NYC Cultural—Whitney Museum	5.00%	7/1/2031	A	2,000	2,064,840
NYC Cultural—Wildlife Conservation Society	5.00%	8/1/2033	AA-	2,000	2,127,640
NYS Muni Bd Bk—Lease	5.00%	12/1/2022	AA-	1,410	1,659,076
Yonkers EDC—Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,102,442
Total					19,445,742

Special Tax 0.59%
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	2,075	1,905,991

Tax Revenue 11.88%
Guam Ltd Oblig—Section 30 Landfill	5.75%	12/1/2034	BBB+	755	782,625
Hudson Yards	5.75%	2/15/2047	A	2,650	2,809,556
MTA NY—Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,190,336
MTA NY—Dedicated Tax	5.00%	11/15/2034	AA	2,000	2,083,240
NY Dorm—PIT	5.00%	12/15/2025	AAA	2,740	3,118,531
NY Twy Auth—PIT	5.00%	3/15/2023	AAA	2,025	2,331,484
NY Twy Auth—PIT	5.00%	3/15/2024	AAA	500	568,095
NY UDC—PIT(b)	5.00%	12/15/2025	AAA	3,290	3,621,299
NY UDC—PIT(b)	5.00%	12/15/2026	AAA	4,790	5,272,346
NY UDC—PIT	5.00%	12/15/2028	AAA	3,500	3,816,960
NYC TFA—Future Tax	4.00%	11/1/2022	AAA	1,000	1,107,420
NYC TFA—Future Tax	5.00%	11/1/2021	AAA	2,000	2,368,440
NYC TFA—Future Tax	5.00%	2/1/2022	AAA	2,000	2,365,480

116	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Tax Revenue (continued)
NYC TFA—Future Tax	5.00%	11/1/2023	AAA		$1,000	$1,176,130
NYC TFA—Future Tax	5.00%	2/1/2027	AAA		1,500	1,652,400
NYC TFA—Future Tax	5.00%	5/1/2034	AAA		2,500	2,640,425
PR Corp Sales Tax	5.75%	8/1/2037	A+		2,000	1,655,940
Total						38,560,707

Tobacco 3.15%
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,251,389
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,081,258
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(d)	1,745	1,591,824
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(d)	2,350	1,986,620
TSASC	5.00%	6/1/2026	B+		2,250	1,999,012
TSASC	5.125%	6/1/2042	B-		3,100	2,329,929
Total						10,240,032

Transportation 13.07%
MTA NY	5.00%	11/15/2021	A		1,040	1,180,213
MTA NY	5.00%	11/15/2023	A		2,455	2,783,258
MTA NY	5.00%	11/15/2023	A		1,000	1,128,520
MTA NY	5.00%	11/15/2023	A		1,395	1,563,669
MTA NY	5.00%	11/15/2028	A		1,000	1,071,770
MTA NY	5.00%	11/15/2031	A		2,500	2,559,950
MTA NY	5.25%	11/15/2029	A		1,000	1,087,490
NY Bridge Auth	4.00%	1/1/2027	AA-		3,250	3,348,897
NY Twy Auth	5.00%	1/1/2028	A+		2,000	2,183,180
NY Twy Auth—Hwy & Brdg	5.00%	4/1/2028	AA		2,000	2,160,160
NYC IDA—Terminal One Group AMT	5.50%	1/1/2021	A3		1,250	1,337,813
NYC IDA—Terminal One Group AMT	5.50%	1/1/2024	A3		2,000	2,130,080
Port Auth NY & NJ	4.00%	12/1/2022	AA-		2,060	2,237,325
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-		1,000	1,111,460
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-		1,250	1,398,875
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-		1,525	1,578,329
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-		1,250	1,266,475
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-		5,455	5,686,401
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+		1,000	1,169,760
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+		2,525	2,934,909
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-		1,000	1,183,910
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-		1,250	1,341,338
Total						42,443,782

See Notes to Financial Statements.	117

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)		Fair Value
Utilities 10.68%
Long Island Power Auth	5.00%	9/1/2025	A-	$1,000		$1,085,240
Long Island Power Auth	5.00%	5/1/2038	A-	1,880		1,894,081
Long Island Power Auth	5.50%	4/1/2024	A-	2,215		2,458,052
NY Energy—Brooklyn Union Gas RIBs AMT	6.952%	7/1/2026	A3	8,000		8,026,160
NY Env Facs—Clean Wtr & Drinking	4.75%	6/15/2032	AAA	5,000		5,103,350
NY Env Facs—Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000		2,221,340
NY Env Facs—Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250		1,325,263
NYC Muni Water	5.00%	6/15/2029	AA+	2,000		2,185,060
NYC Muni Water	5.00%	6/15/2034	AA+	3,525		3,749,683
NYC Muni Water	5.00%	6/15/2035	AA+	1,250		1,330,975
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	2,600		1,920,906
PR Elec Pwr Auth	5.75%	7/1/2036	BBB	4,500		3,359,925
Total						34,660,035
Total Municipal Bonds (cost $325,474,696)						322,393,516

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $331)				—	(j)	331
Total Investments in Securities 99.30% (cost $325,475,027)						322,393,847
Cash and Other Assets in Excess of Liabilities(i) 0.70%						2,278,704
Net Assets 100.00%						$324,672,551

Open Futures Contracts at September 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	December 2013	45	Short	$(6,001,875)	$(189,568)

Note: See Footnotes to Schedules of Investments on page 120 of this report.

118	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$322,393,516	$—	$322,393,516
Money Market Mutual Fund	331	—	—	331
Total	$331	$322,393,516	$—	$322,393,847

Liabilities
Trust Certificates	$—	$(4,030,000)	$—	$(4,030,000)
Total	$—	$(4,030,000)	$—	$(4,030,000)

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(189,568)	—	—	(189,568)
Total	$(189,568)	$—	$—	$(189,568)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended September 30, 2013.

See Notes to Financial Statements.	119

Footnotes to Schedules of Investments

September 30, 2013

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded	Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 2013.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2013.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted security.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual and has no stated maturity date.
(i)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(j)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Guaranty
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

120	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities

September 30, 2013

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$2,579,260,021	$3,326,365,839	$147,486,384
Investments in securities, at fair value	$2,586,200,049	$3,338,625,582	$142,974,019
Cash	28,044,121	53,588,797	2,006,399
Deposits with brokers for futures collateral	—	182,500	—
Receivables:
Interest	21,230,079	44,000,923	2,215,322
Investment securities sold	1,303,819	8,499,635	94,225
Capital shares sold	9,170,309	12,110,318	946,659
From advisor (See Note 3)	174,727	74,242	37,464
Variation margin	—	4,595	—
Prepaid expenses and other assets	202,626	208,078	50,439
Total assets	2,646,325,730	3,457,294,670	148,324,527
LIABILITIES:
Payables:
Investment securities purchased	23,986,816	—	1,376,024
Trust certificates (See Note 2(h))	17,000,000	11,815,000	—
Capital shares reacquired	13,982,023	13,301,500	869,057
Management fee	834,035	1,117,892	60,565
12b-1 distribution fees	653,424	1,064,584	44,250
Interest expense and fees (See Note 2(h))	34,960	24,575	—
Directors’ fees	148,780	215,580	6,649
Fund administration	84,580	114,858	4,845
Distributions payable	2,546,641	8,208,720	470,254
Accrued expenses	248,461	508,688	52,478
Total liabilities	59,519,720	36,371,397	2,884,122
NET ASSETS	$2,586,806,010	$3,420,923,273	$145,440,405
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,579,100,578	$3,386,002,532	$150,344,852
Undistributed (distributions in excess of) net investment income	321,075	4,376,579	201,796
Accumulated net realized gain (loss) on investments and futures contracts	444,329	18,591,940	(593,878)
Net unrealized appreciation (depreciation) on investments and futures contracts	6,940,028	11,952,222	(4,512,365)
Net Assets	$2,586,806,010	$3,420,923,273	$145,440,405

122	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,788,783,466	$1,846,081,729	$214,962,580	$124,955,463	$325,475,027
$1,768,917,741	$1,710,079,149	$219,375,119	$122,349,975	$322,393,847
20,356,007	20,758,231	1,261,005	1,524,191	613,852
778,225	584,075	38,725	51,925	112,500

27,342,275	30,425,440	3,429,497	1,786,380	4,715,049
1,785,086	455,116	—	1,179,284	1,510,000
7,117,185	9,541,331	792,298	257,371	1,175,603
—	—	—	—	—
16,986	10,055	74	1,059	2,841
82,334	102,278	22,758	17,617	23,665
1,826,395,839	1,771,955,675	224,919,476	127,167,802	330,547,357

25,713,159	4,619,229	—	—	—
62,165,000	41,160,000	1,500,000	—	4,030,000
5,301,191	7,618,002	620,954	87,190	476,830
604,145	657,607	81,983	46,678	118,916
559,379	492,989	68,583	31,858	105,970
127,413	60,381	3,879	—	7,588
469,139	183,528	119,467	37,893	111,983
56,305	54,801	7,288	4,149	10,570
5,899,338	7,123,547	697,426	396,917	943,675
313,831	507,268	74,587	46,937	69,274
101,208,900	62,477,352	3,174,167	651,622	5,874,806
$1,725,186,939	$1,709,478,323	$221,745,309	$126,516,180	$324,672,551

$1,767,711,157	$2,176,962,781	$229,065,171	$136,072,497	$339,367,969

4,178,657	9,171,667	(167,050)	(153,528)	(635,342)

(25,736,879)	(339,735,699)	(11,500,005)	(6,709,780)	(10,789,328)

(20,965,996)	(136,920,426)	4,347,193	(2,693,009)	(3,270,748)
$1,725,186,939	$1,709,478,323	$221,745,309	$126,516,180	$324,672,551

See Notes to Financial Statements.	123

Statements of Assets and Liabilities (concluded)

September 30, 2013

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,476,264,296	$1,829,613,899	$106,851,537
Class B Shares	—	$4,586,688	—
Class C Shares	$285,610,624	$634,304,897	$19,779,399
Class F Shares	$757,444,467	$899,589,555	$18,701,921
Class I Shares	$67,486,623	$52,813,672	$107,548
Class P Shares	—	$14,562	—
Outstanding shares by class*:
Class A Shares	93,990,087	174,372,954	7,107,159
Class B Shares	—	437,483	—
Class C Shares	18,183,450	60,526,030	1,315,987
Class F Shares	48,221,377	85,747,578	1,244,012
Class I Shares	4,296,688	5,032,730	7,149
Class P Shares	—	1,388	—
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.71	$10.49	$15.03
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.07	$10.73	$15.38
Class B Shares-Net asset value	—	$10.48	—
Class C Shares-Net asset value	$15.71	$10.48	$15.03
Class F Shares-Net asset value	$15.71	$10.49	$15.03
Class I Shares-Net asset value	$15.71	$10.49	$15.04
Class P Shares-Net asset value	—	$10.49	—
*	Lord Abbett Municipal Income Fund, Inc. has 4,400,001,000 authorized shares of capital stock (par value $.001), of which 4,080,001,000 are designated as follows: 900,001,000 to Short Duration, 930,000,000 to Intermediate, 140,000,000 to AMT Free, 465,000,000 to National, 925,000,000 to High Yield and 240,000,000 to each of California, New Jersey and New York.

124	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,438,697,030	$1,071,511,047	$166,442,659	$121,722,275	$262,088,822
$5,442,841	—	—	—	—
$177,168,582	$407,216,936	$33,741,276	—	$45,152,310
$103,159,539	$228,483,625	$21,549,072	$4,782,076	$16,844,333
$718,947	$2,254,895	$12,302	$11,829	$587,086
—	$11,820	—	—	—

135,718,853	98,186,208	16,486,410	26,121,871	24,744,905
510,900	—	—	—	—
16,694,334	37,302,730	3,340,889	—	4,268,888
9,738,755	20,920,746	2,134,561	1,025,666	1,589,005
67,828	206,555	1,219	2,536	55,403
—	1,082	—	—	—

$10.60	$10.91	$10.10	$4.66	$10.59

$10.84	$11.16	$10.33	$4.77	$10.83
$10.65	—	—	—	—
$10.61	$10.92	$10.10	—	$10.58
$10.59	$10.92	$10.10	$4.66	$10.60
$10.60	$10.92	$10.09	$4.66	$10.60
—	$10.92	—	—	—

See Notes to Financial Statements.	125

Statements of Operations

For the Year Ended September 30, 2013

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$51,055,343	$136,314,839	$7,801,432
Total investment income	51,055,343	136,314,839	7,801,432
Expenses:
Management fee	10,318,451	15,728,953	929,858
12b-1 distribution plan-Class A	3,107,235	4,298,153	253,911
12b-1 distribution plan-Class B	—	54,090	—
12b-1 distribution plan-Class C	2,587,850	6,412,159	217,759
12b-1 distribution plan-Class F	734,720	1,130,375	32,595
12b-1 distribution plan-Class P	—	68	—
Interest expense and fees (See Note 2(h))	108,307	75,189	—
Shareholder servicing	916,112	2,091,755	98,797
Professional	62,999	72,258	43,030
Reports to shareholders	84,863	191,094	11,083
Fund administration	1,047,301	1,624,422	74,389
Custody	35,816	57,442	7,227
Directors’ fees	101,364	157,517	7,242
Registration	379,262	342,395	69,668
Other	53,315	77,839	11,141
Gross expenses	19,537,595	32,313,709	1,756,700
Expense reductions (See Note 8)	(2,600)	(4,074)	(188)
Management fee waived (See Note 3)	(1,914,730)	(713,976)	(539,285)
Net expenses	17,620,265	31,595,659	1,217,227
Net investment income	33,435,078	104,719,180	6,584,205
Net realized and unrealized loss:
Net realized gain (loss) on investments and futures contracts	2,054,318	20,190,158	253,871
Net change in unrealized appreciation/depreciation on investments and futures contracts	(45,441,251)	(221,927,561)	(17,358,196)
Net realized and unrealized loss	(43,386,933)	(201,737,403)	(17,104,325)
Net Decrease in Net Assets Resulting From Operations	$(9,951,855)	$(97,018,223)	$(10,520,120)

126	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$95,442,747	$117,626,571	$11,243,308	$6,320,156	$15,326,025
95,442,747	117,626,571	11,243,308	6,320,156	15,326,025

8,695,468	9,716,194	1,162,585	662,961	1,678,222
3,393,516	2,465,177	387,236	279,395	601,817
69,713	—	—	—	—
1,869,729	4,356,910	338,618	—	443,066
136,618	310,858	25,139	7,578	19,254
—	57	—	—	—
457,787	323,591	10,842	—	28,128
1,096,442	1,088,795	109,026	83,842	170,521
144,545	781,719	104,638	38,211	42,583
96,426	111,519	14,878	6,854	15,239
825,165	824,765	103,341	58,930	149,175
31,383	32,230	6,397	4,871	8,764
80,297	79,758	10,060	5,717	14,475
153,785	212,739	50,529	39,483	55,316
45,126	44,147	12,665	10,346	14,312
17,096,000	20,348,459	2,335,954	1,198,188	3,240,872
(2,062)	(2,071)	(258)	(147)	(374)
—	—	—	—	—
17,093,938	20,346,388	2,335,696	1,198,041	3,240,498
78,348,809	97,280,183	8,907,612	5,122,115	12,085,527

20,409,334	(15,394,153)	2,542,351	1,752,734	2,313,040

(192,053,862)	(164,982,136)	(18,907,848)	(14,317,328)	(30,186,862)
(171,644,528)	(180,376,289)	(16,365,497)	(12,564,594)	(27,873,822)

$(93,295,719)	$(83,096,106)	$(7,457,885)	$(7,442,479)	$(15,788,295)

See Notes to Financial Statements.	127

Statements of Changes in Net Assets

	Short Duration
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2013	September 30, 2012
Operations:
Net investment income	$33,435,078	$34,443,281
Net realized gain (loss) on investments and futures contracts	2,054,318	(464,551)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(45,441,251)	21,505,754
Net increase (decrease) in net assets resulting from operations	(9,951,855)	55,484,484
Distributions to shareholders from:
Net investment income
Class A	(20,483,348)	(22,359,668)
Class B	—	—
Class C	(1,979,967)	(2,674,252)
Class F	(10,376,523)	(9,009,268)
Class I	(444,534)	(293,820)
Class P	—	—
Net realized gain
Class A	(704,626)	(846,074)
Class C	(136,979)	(171,996)
Class F	(332,734)	(297,799)
Class I	(12,716)	(10,321)
Total distributions to shareholders	(34,471,427)	(35,663,198)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	1,470,576,771	1,420,928,413
Reinvestment of distributions	20,775,673	21,528,512
Cost of shares reacquired	(1,397,079,850)	(791,558,177)
Net increase (decrease) in net assets resulting from capital share transactions	94,272,594	650,898,748
Net increase (decrease) in net assets	49,849,312	670,720,034
NET ASSETS:
Beginning of year	$2,536,956,698	$1,866,236,664
End of year	$2,586,806,010	$2,536,956,698
Undistributed net investment income	$321,075	$260,826

128	See Notes to Financial Statements.

Intermediate		AMT Free
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012

$104,719,180	$92,720,748	$6,584,205	$4,711,600
20,190,158	10,796,363	253,871	(486,689)

(221,927,561)	128,879,848	(17,358,196)	9,879,097

(97,018,223)	232,396,959	(10,520,120)	14,104,008

(56,590,879)	(52,205,880)	(4,536,902)	(3,547,198)
(99,376)	(142,990)	—	—
(14,298,868)	(13,658,169)	(654,598)	(294,085)
(30,921,841)	(24,736,756)	(1,194,378)	(605,084)
(1,287,224)	(630,532)	(123,125)	(192,821)
(357)	(409)	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(103,198,545)	(91,374,736)	(6,509,003)	(4,639,188)

1,618,626,671	1,928,294,655	112,053,906	142,271,448
68,989,684	57,708,104	5,043,190	2,972,202
(1,881,393,026)	(707,729,786)	(129,656,853)	(48,270,525)

(193,776,671)	1,278,272,973	(12,559,757)	96,973,125
(393,993,439)	1,419,295,196	(29,588,880)	106,437,945

$3,814,916,712	$2,395,621,516	$175,029,285	$68,591,340
$3,420,923,273	$3,814,916,712	$145,440,405	$175,029,285
$4,376,579	$2,935,222	$201,796	$135,301

See Notes to Financial Statements.	129

Statements of Changes in Net Assets (continued)

	National
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2013	September 30, 2012
Operations:
Net investment income	$78,348,809	$80,765,348
Net realized gain (loss) on investments and futures contracts	20,409,334	25,163,787
Net change in unrealized appreciation/depreciation on investments and futures contracts	(192,053,862)	135,610,284
Net increase (decrease) in net assets resulting from operations	(93,295,719)	241,539,419
Distributions to shareholders from:
Net investment income
Class A	(64,586,573)	(67,778,224)
Class B	(209,346)	(316,036)
Class C	(6,892,498)	(6,959,541)
Class F	(5,309,367)	(4,213,750)
Class I	(24,919)	(691)
Class P	—	—
Total distributions to shareholders	(77,022,703)	(79,268,242)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	437,915,576	441,338,756
Reinvestment of distributions	63,013,557	62,190,720
Cost of shares reacquired	(646,628,236)	(273,072,767)
Net increase (decrease) in net assets resulting from capital share transactions	(145,699,103)	230,456,709
Net increase (decrease) in net assets	(316,017,525)	392,727,886
NET ASSETS:
Beginning of year	$2,041,204,464	$1,648,476,578
End of year	$1,725,186,939	$2,041,204,464
Undistributed (distributions in excess of) net investment income	$4,178,657	$3,013,489

130	See Notes to Financial Statements.

High Yield		California
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012

$97,280,183	$89,790,144	$8,907,612	$8,865,613
(15,394,153)	(30,573,526)	2,542,351	(1,270,821)

(164,982,136)	155,073,931	(18,907,848)	18,233,732

(83,096,106)	214,290,549	(7,457,885)	25,828,524

(57,944,026)	(53,090,674)	(6,764,904)	(6,855,427)
—	(513)	—	—
(20,938,392)	(22,299,473)	(1,116,857)	(1,120,992)
(14,833,632)	(11,033,831)	(901,582)	(771,882)
(122,828)	(119,465)	(471)	(515)
(567)	(593)	—	—
(93,839,445)	(86,544,549)	(8,783,814)	(8,748,816)

806,595,645	642,846,669	62,306,691	72,999,015
74,584,538	65,845,017	6,730,119	6,322,161
(967,626,215)	(411,469,709)	(83,245,179)	(37,267,519)

(86,446,032)	297,221,977	(14,208,369)	42,053,657
(263,381,583)	424,967,977	(30,450,068)	59,133,365

$1,972,859,906	$1,547,891,929	$252,195,377	$193,062,012
$1,709,478,323	$1,972,859,906	$221,745,309	$252,195,377

$9,171,667	$5,752,777	$(167,050)	$(281,826)

See Notes to Financial Statements.	131

Statements of Changes in Net Assets (concluded)

	New Jersey
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2013	September 30, 2012
Operations:
Net investment income	$5,122,115	$5,195,380
Net realized gain (loss) on investments and futures contracts	1,752,734	543,709
Net change in unrealized appreciation/depreciation on investments and futures contracts	(14,317,328)	9,711,729
Net increase (decrease) in net assets resulting from operations	(7,442,479)	15,450,818
Distributions to shareholders from:
Net investment income
Class A	(4,809,534)	(4,925,407)
Class C	—	—
Class F	(266,643)	(223,034)
Class I	(454)	(487)
Total distributions to shareholders	(5,076,631)	(5,148,928)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	21,606,051	45,630,626
Reinvestment of distributions	3,290,527	3,957,276
Cost of shares reacquired	(29,358,660)	(34,135,448)
Net increase (decrease) in net assets resulting from capital share transactions	(4,462,082)	15,452,454
Net increase (decrease) in net assets	(16,981,192)	25,754,344
NET ASSETS:
Beginning of year	$143,497,372	$117,743,028
End of year	$126,516,180	$143,497,372
Distributions in excess of net investment income	$(153,528)	$(202,418)

132	See Notes to Financial Statements.

New York
For the	For the
Year Ended	Year Ended
September 30, 2013	September 30, 2012

$12,085,527	$11,398,356
2,313,040	(1,800,255)

(30,186,862)	20,964,457

(15,788,295)	30,562,558

(9,962,891)	(9,414,311)
(1,376,762)	(1,421,009)
(654,229)	(491,047)
(15,450)	(2,141)
(12,009,332)	(11,328,508)

92,708,180	100,503,194
9,188,316	7,878,560
(102,035,821)	(37,676,228)

(139,325)	70,705,526
(27,936,952)	89,939,576

$352,609,503	$262,669,927
$324,672,551	$352,609,503
$(635,342)	$(700,859)

See Notes to Financial Statements.	133

Financial Highlights

SHORT DURATION TAX FREE FUND

	Class A Shares
	Year Ended 9/30								12/12/2008(a) to
	2013		2012		2011		2010		9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.97		$15.83		$15.80		$15.60		$15.00
Investment operations:
Net investment income(b)	.21		.26		.33		.30		.33
Net realized and unrealized gain (loss)	(.25)		.15		.03		.20		.68
Total from investment operations	(.04)		.41		.36		.50		1.01
Distributions to shareholders from:
Net investment income	(.21)		(.26)		(.33)		(.30)		(.41)
Net realized gain	(.01)		(.01)		—		—		—
Total distributions	(.22)		(.27)		(.33)		(.30)		(.41)
Net asset value, end of period	$15.71		$15.97		$15.83		$15.80		$15.60
Total Return(c)	(.28)%		2.65%		2.30%		3.24%		6.82	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63%		.61%		.59%		.55%		.44	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.62	%(f)	.60	%(f)	.58	%(f)	.55	%(f)	.44	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70%		.70%		.70%		.70%		.75	%(e)
Net investment income	1.32%		1.65%		2.08%		1.91%		2.68	%(e)

Supplemental Data:
Net assets, end of period (000)	$1,476,264		$1,511,237		$1,249,341		$1,326,511		$609,072
Portfolio turnover rate	23.80%		18.11%		52.51%		36.21%		64.00%
(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

134	See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class C Shares
	Year Ended 9/30								12/12/2008(a) to
	2013		2012		2011		2010		9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.97		$15.83		$15.80		$15.60		$15.00
Investment operations:
Net investment income(b)	.11		.16		.21		.18		.23
Net realized and unrealized gain (loss)	(.26)		.15		.03		.19		.68
Total from investment operations	(.15)		.31		.24		.37		.91
Distributions to shareholders from:
Net investment income	(.10)		(.16)		(.21)		(.17)		(.31)
Net realized gain	(.01)		(.01)		—		—		—
Total distributions	(.11)		(.17)		(.21)		(.17)		(.31)
Net asset value, end of period	$15.71		$15.97		$15.83		$15.80		$15.60
Total Return(c)	(.93)%		1.97%		1.56%		2.42%		6.10	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.29%		1.27%		1.31%		1.35%		1.23	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.29	%(f)	1.26	%(f)	1.31	%(f)	1.35	%(f)	1.23	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.36%		1.36%		1.41%		1.50%		1.51	%(e)
Net investment income	.67%		1.00%		1.36%		1.12%		1.88	%(e)

Supplemental Data:
Net assets, end of period (000)	$285,611		$298,123		$244,872		$251,390		$128,116
Portfolio turnover rate	23.80%		18.11%		52.51%		36.21%		64.00%
(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	135

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class F Shares
	Year Ended 9/30								12/12/2008(a) to
	2013		2012		2011		2010		9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.97		$15.83		$15.80		$15.60		$15.00
Investment operations:
Net investment income(b)	.23		.27		.34		.32		.36
Net realized and unrealized gain (loss)	(.25)		.16		.03		.20		.66
Total from investment operations	(.02)		.43		.37		.52		1.02
Distributions to shareholders from:
Net investment income	(.23)		(.28)		(.34)		(.32)		(.42)
Net realized gain	(.01)		(.01)		—		—		—
Total distributions	(.24)		(.29)		(.34)		(.32)		(.42)
Net asset value, end of period	$15.71		$15.97		$15.83		$15.80		$15.60
Total Return(c)	(.18)%		2.75%		2.40%		3.34%		6.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53%		.51%		.49%		.45%		.34	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.52	%(f)	.50	%(f)	.48	%(f)	.45	%(f)	.34	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60%		.60%		.60%		.61%		.64	%(e)
Net investment income	1.42%		1.72%		2.18%		2.02%		2.88	%(e)

Supplemental Data:
Net assets, end of period (000)	$757,444		$704,486		$365,694		$284,289		$100,723
Portfolio turnover rate	23.80%		18.11%		52.51%		36.21%		64.00%
(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

136	See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION TAX FREE FUND

	Class I Shares
	Year Ended 9/30								12/12/2008(a) to
	2013		2012		2011		2010		9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.97		$15.83		$15.80		$15.60		$15.00
Investment operations:
Net investment income(b)	.24		.28		.35		.33		.34
Net realized and unrealized gain (loss)	(.25)		.16		.04		.20		.70
Total from investment operations	(.01)		.44		.39		.53		1.04
Distributions to shareholders from:
Net investment income	(.24)		(.29)		(.36)		(.33)		(.44)
Net realized gain	(.01)		(.01)		—		—		—
Total distributions	(.25)		(.30)		(.36)		(.33)		(.44)
Net asset value, end of period	$15.71		$15.97		$15.83		$15.80		$15.60
Total Return(c)	(.08)%		2.83%		2.48%		3.43%		7.04	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43%		.41%		.39%		.35%		.25	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.42	%(f)	.40	%(f)	.39	%(f)	.34	%(f)	.25	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.50%		.50%		.49%		.50%		.57	%(e)
Net investment income	1.50%		1.77%		2.22%		2.11%		2.71	%(e)

Supplemental Data:
Net assets, end of period (000)	$67,487		$23,111		$6,330		$2,221		$3,407
Portfolio turnover rate	23.80%		18.11%		52.51%		36.21%		64.00%
(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	137

Financial Highlights

INTERMEDIATE TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.99	$10.49	$10.52	$10.28	$ 9.42
Investment operations:
Net investment income(a)	.29	.33	.39	.39	.38
Net realized and unrealized gain (loss)	(.50)	.50	(.03)	.23	.86
Total from investment operations	(.21)	.83	.36	.62	1.24
Distributions to shareholders from:
Net investment income	(.29)	(.33)	(.39)	(.38)	(.38)
Net asset value, end of year	$10.49	$10.99	$10.49	$10.52	$10.28
Total Return(b)	(1.99)%	8.04%	3.55%	6.22%	13.50%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.69%	.67%	.65%	.63%	.44%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.68%	.66%	.64%	.63%	.44%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70%	.70%	.72%	.71%	.72%
Net investment income	2.67%	3.10%	3.82%	3.76%	3.89%

Supplemental Data:
Net assets, end of year (000)	$1,829,614	$2,064,377	$1,385,337	$1,320,285	$798,344
Portfolio turnover rate	30.59%	21.39%	38.81%	30.23%	15.70%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

138	See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class B Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.98	$10.48	$10.51	$10.27	$ 9.41
Investment operations:
Net investment income(a)	.20	.25	.31	.31	.30
Net realized and unrealized gain (loss)	(.50)	.50	(.04)	.23	.87
Total from investment operations	(.30)	.75	.27	.54	1.17
Distributions to shareholders from:
Net investment income	(.20)	(.25)	(.30)	(.30)	(.31)
Net asset value, end of year	$10.48	$10.98	$10.48	$10.51	$10.27
Total Return(b)	(2.78)%	7.19%	2.73%	5.38%	12.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.49%	1.47%	1.45%	1.43%	1.24%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	1.48%	1.46%	1.44%	1.43%	1.23%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.50%	1.50%	1.52%	1.51%	1.52%
Net investment income	1.88%	2.34%	3.03%	2.98%	3.10%

Supplemental Data:
Net assets, end of year (000)	$4,587	$5,933	$6,526	$7,725	$6,315
Portfolio turnover rate	30.59%	21.39%	38.81%	30.23%	15.70%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	139

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.98	$10.48	$10.51	$10.27	$ 9.41
Investment operations:
Net investment income(a)	.22	.26	.32	.31	.31
Net realized and unrealized gain (loss)	(.51)	.50	(.04)	.24	.87
Total from investment operations	(.29)	.76	.28	.55	1.18
Distributions to shareholders from:
Net investment income	(.21)	(.26)	(.31)	(.31)	(.32)
Net asset value, end of year	$10.48	$10.98	$10.48	$10.51	$10.27
Total Return(b)	(2.66)%	7.32%	2.81%	5.44%	12.76%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.36%	1.34%	1.37%	1.37%	1.10%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	1.36%	1.34%	1.36%	1.37%	1.09%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.38%	1.38%	1.43%	1.46%	1.47%
Net investment income	2.00%	2.42%	3.10%	3.01%	3.22%

Supplemental Data:
Net assets, end of year (000)	$634,305	$699,128	$453,450	$391,138	$180,270
Portfolio turnover rate	30.59%	21.39%	38.81%	30.23%	15.70%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

140	See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.99	$10.49	$10.52	$10.28	$ 9.42
Investment operations:
Net investment income(a)	.30	.34	.40	.40	.38
Net realized and unrealized gain (loss)	(.50)	.50	(.03)	.23	.87
Total from investment operations	(.20)	.84	.37	.63	1.25
Distributions to shareholders from:
Net investment income	(.30)	(.34)	(.40)	(.39)	(.39)
Net asset value, end of year	$10.49	$10.99	$10.49	$10.52	$10.28
Total Return(b)	(1.89)%	8.15%	3.66%	6.33%	13.61%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59%	.57%	.55%	.53%	.40%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.58%	.56%	.54%	.53%	.39%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60%	.61%	.62%	.61%	.64%
Net investment income	2.77%	3.19%	3.92%	3.86%	3.90%

Supplemental Data:
Net assets, end of year (000)	$899,590	$1,007,950	$547,652	$307,256	$103,873
Portfolio turnover rate	30.59%	21.39%	38.81%	30.23%	15.70%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	141

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class I Shares
	Year Ended 9/30		1/31/2011(a) to
	2013	2012	9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$11.00	$10.50	$ 9.96
Investment operations:
Net investment income(b)			—	(c)
Net realized and unrealized loss			(.01)
Total from investment operations			(.01)
Net asset value on SEC Effective Date, 2/1/2011			$ 9.95
Investment operations:
Net investment income(b)	.31	.34	.27
Net realized and unrealized gain (loss)	(.51)	.51	.55	(d)
Total from investment operations	(.20)	.85	.82
Distributions to shareholders from:
Net investment income	(.31)	(.35)	(.27)
Net asset value, end of period	$10.49	$11.00	$10.50
Total Return(e)			8.26	%(f)(g)
Total Return(e)	(1.89)%	8.22%	8.35	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.49%	.47%	.45	%(i)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(j)	.48%	.46%	.44	%(i)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.50%	.51%	.54	%(i)
Net investment income	2.87%	3.17%	3.81	%(i)

Supplemental Data:
Net assets, end of period (000)	$52,814	$37,514	$2,572
Portfolio turnover rate	30.59%	21.39%	38.81%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Annualized.
(j)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

142	See Notes to Financial Statements.

Financial Highlights (concluded)

INTERMEDIATE TAX FREE FUND

	Class P Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.00	$10.50	$10.52	$10.28	$ 9.42
Investment operations:
Net investment income(a)	.27	.31	.37	.36	.36
Net realized and unrealized gain (loss)	(.52)	.50	(.03)	.24	.86
Total from investment operations	(.25)	.81	.34	.60	1.22
Distributions to shareholders from:
Net investment income	(.26)	(.31)	(.36)	(.36)	(.36)
Net asset value, end of year	$10.49	$11.00	$10.50	$10.52	$10.28
Total Return(b)	(2.32)%	7.79%	3.41%	5.99%	13.27%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.92%	.90%	.89%	.86%	.65%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(c)	.92%	.90%	.88%	.86%	.64%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94%	.94%	.96%	.94%	.96%
Net investment income	2.44%	2.90%	3.60%	3.56%	3.73%

Supplemental Data:
Net assets, end of year (000)	$15	$15	$14	$13	$13
Portfolio turnover rate	30.59%	21.39%	38.81%	30.23%	15.70%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	143

Financial Highlights

AMT FREE MUNICIPAL BOND FUND

	Class A Shares
	Year Ended 9/30			10/26/2010(a) to
	2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$16.38	$15.08		$15.00
Investment operations:
Net investment income(b)	.58	.65		.65
Net realized and unrealized gain (loss)	(1.35)	1.30		.05
Total from investment operations	(.77)	1.95		.70
Distributions to shareholders from:
Net investment income	(.58)	(.65)		(.62)
Net asset value, end of period	$15.03	$16.38		$15.08
Total Return(c)	(4.88)%	13.16%		4.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.58%	.55%		.50	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.58%	.53	%(f)	.50	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.87%	.91%		1.13	%(e)
Net investment income	3.62%	4.12%		4.81	%(e)

Supplemental Data:
Net assets, end of period (000)	$106,852	$115,862		$62,280
Portfolio turnover rate	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

144	See Notes to Financial Statements.

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class C Shares
	Year Ended 9/30			10/26/2010(a) to
	2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$16.38	$15.07		$15.00
Investment operations:
Net investment income(b)	.46	.51		.54
Net realized and unrealized gain (loss)	(1.35)	1.32		.04
Total from investment operations	(.89)	1.83		.58
Distributions to shareholders from:
Net investment income	(.46)	(.52)		(.51)
Net asset value, end of period	$15.03	$16.38		$15.07
Total Return(c)	(5.53)%	12.29%		4.03	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.33%	1.32%		1.29	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.33%	1.30	%(f)	1.29	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.62%	1.66%		1.84	%(e)
Net investment income	2.87%	3.22%		3.97	%(e)

Supplemental Data:
Net assets, end of period (000)	$19,779	$18,242		$2,532
Portfolio turnover rate	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	145

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class F Shares
	Year Ended 9/30			10/26/2010(a) to
	2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$16.38	$15.09		$15.00
Investment operations:
Net investment income(b)	.60	.65		.67
Net realized and unrealized gain (loss)	(1.36)	1.30		.05
Total from investment operations	(.76)	1.95		.72
Distributions to shareholders from:
Net investment income	(.59)	(.66)		(.63)
Net asset value, end of period	$15.03	$16.38		$15.09
Total Return(c)	(4.78)%	13.20%		5.04	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.48%	.45%		.40	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.48%	.44	%(f)	.39	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77%	.80%		.90	%(e)
Net investment income	3.71%	4.08%		4.85	%(e)

Supplemental Data:
Net assets, end of period (000)	$18,702	$32,554		$3,769
Portfolio turnover rate	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

146	See Notes to Financial Statements.

Financial Highlights (concluded)

AMT FREE MUNICIPAL BOND FUND

	Class I Shares
	Year Ended 9/30			10/26/2010(a) to
	2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$16.39	$15.08		$15.00
Investment operations:
Net investment income(b)	.63	.66		.66
Net realized and unrealized gain (loss)	(1.37)	1.33		.07
Total from investment operations	(.74)	1.99		.73
Distributions to shareholders from:
Net investment income	(.61)	(.68)		(.65)
Net asset value, end of period	$15.04	$16.39		$15.08
Total Return(c)	(4.65)%	13.41%		5.13	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37%	.36%		.29	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.37%	.35	%(f)	.29	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67%	.69%		2.12	%(e)
Net investment income	3.80%	4.10%		4.91	%(e)

Supplemental Data:
Net assets, end of period (000)	$108	$8,372		$11
Portfolio turnover rate	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	147

Financial Highlights

NATIONAL TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.52	$10.53	$10.84	$10.62	$ 9.71
Investment operations:
Net investment income(a)	.44	.50	.52	.54	.52
Net realized and unrealized gain (loss)	(.93)	.98	(.31)	.21	.90
Total from investment operations	(.49)	1.48	.21	.75	1.42
Distributions to shareholders from:
Net investment income	(.43)	(.49)	(.52)	(.53)	(.51)
Net asset value, end of year	$10.60	$11.52	$10.53	$10.84	$10.62
Total Return(b)	(4.40)%	14.37%	2.15%	7.34%	15.40%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.76%	.79%	.83%	.86%	.92%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.74%	.73%	.76%	.77%	.77%
Expenses, excluding expense reductions and expenses reimbursed	.76%	.79%	.83%	.86%	.92%
Net investment income	3.87%	4.52%	5.12%	5.12%	5.49%

Supplemental Data:
Net assets, end of year (000)	$1,438,697	$1,694,729	$1,406,579	$1,007,123	$889,665
Portfolio turnover rate	33.78%	43.81%	87.43%	63.31%	45.22%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

148	See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class B Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.58	$10.58	$10.90	$10.68	$ 9.75
Investment operations:
Net investment income(a)	.35	.42	.45	.46	.45
Net realized and unrealized gain (loss)	(.94)	.99	(.33)	.21	.91
Total from investment operations	(.59)	1.41	.12	.67	1.36
Distributions to shareholders from:
Net investment income	(.34)	(.41)	(.44)	(.45)	(.43)
Net asset value, end of year	$10.65	$11.58	$10.58	$10.90	$10.68
Total Return(b)	(5.21)%	13.52%	1.26%	6.48%	14.48%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.57%	1.60%	1.64%	1.66%	1.72%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.54%	1.53%	1.57%	1.57%	1.57%
Expenses, excluding expense reductions and expenses reimbursed	1.57%	1.60%	1.64%	1.66%	1.72%
Net investment income	3.07%	3.77%	4.31%	4.33%	4.70%

Supplemental Data:
Net assets, end of year (000)	$5,443	$7,762	$9,190	$16,143	$18,540
Portfolio turnover rate	33.78%	43.81%	87.43%	63.31%	45.22%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	149

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.53	$10.54	$10.86	$10.63	$ 9.73
Investment operations:
Net investment income(a)	.37	.43	.46	.46	.46
Net realized and unrealized gain (loss)	(.93)	.98	(.33)	.23	.89
Total from investment operations	(.56)	1.41	.13	.69	1.35
Distributions to shareholders from:
Net investment income	(.36)	(.42)	(.45)	(.46)	(.45)
Net asset value, end of year	$10.61	$11.53	$10.54	$10.86	$10.63
Total Return(b)	(5.02)%	13.64%	1.38%	6.69%	14.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.42%	1.43%	1.50%	1.56%	1.59%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.40%	1.37%	1.43%	1.47%	1.45%
Expenses, excluding expense reductions and expenses reimbursed	1.42%	1.43%	1.50%	1.56%	1.59%
Net investment income	3.21%	3.87%	4.44%	4.40%	4.78%

Supplemental Data:
Net assets, end of year (000)	$177,169	$215,692	$158,714	$181,209	$133,922
Portfolio turnover rate	33.78%	43.81%	87.43%	63.31%	45.22%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

150	See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.51	$10.52	$10.83	$10.61	$ 9.71
Investment operations:
Net investment income(a)	.45	.51	.53	.55	.53
Net realized and unrealized gain (loss)	(.93)	.98	(.31)	.21	.89
Total from investment operations	(.48)	1.49	.22	.76	1.42
Distributions to shareholders from:
Net investment income	(.44)	(.50)	(.53)	(.54)	(.52)
Net asset value, end of year	$10.59	$11.51	$10.52	$10.83	$10.61
Total Return(b)	(4.31)%	14.48%	2.24%	7.43%	15.44%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.66%	.69%	.73%	.76%	.81%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.64%	.63%	.66%	.66%	.67%
Expenses, excluding expense reductions and expenses reimbursed	.66%	.69%	.73%	.76%	.81%
Net investment income	3.95%	4.58%	5.21%	5.18%	5.45%

Supplemental Data:
Net assets, end of year (000)	$103,160	$122,943	$73,983	$62,200	$28,791
Portfolio turnover rate	33.78%	43.81%	87.43%	63.31%	45.22%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	151

Financial Highlights (concluded)

NATIONAL TAX FREE FUND

	Class I Shares
	Year Ended 9/30			7/26/2010(a) to
	2013	2012	2011	9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$11.52	$10.53	$10.84	$10.59
Investment operations:
Net investment income(b)	.46	.51	.55	.10
Net realized and unrealized gain (loss)	(.93)	1.00	(.32)	.25
Total from investment operations	(.47)	1.51	.23	.35
Distributions to shareholders from:
Net investment income	(.45)	(.52)	(.54)	(.10)
Net asset value, end of period	$10.60	$11.52	$10.53	$10.84
Total Return(c)	(4.23)%	14.62%	2.40%	3.31	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(e)	.54%	.52%	.54%	.55	%(f)
Expenses, excluding expense reductions	.57%	.59%	.61%	.64	%(f)
Net investment income	4.05%	4.58%	5.35%	5.21	%(f)

Supplemental Data:
Net assets, end of period (000)	$719	$78	$11	$10
Portfolio turnover rate	33.78%	43.81%	87.43%	63.31%
(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

152	See Notes to Financial Statements.

Financial Highlights

HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.93	$11.06	$11.81	$11.49	$11.89
Investment operations:
Net investment income(a)	.58	.63	.69	.67	.72
Net realized and unrealized gain (loss)	(1.04)	.85	(.77)	.31	(.37	)(b)
Total from investment operations	(.46)	1.48	(.08)	.98	.35
Distributions to shareholders from:
Net investment income	(.56)	(.61)	(.67)	(.66)	(.75)
Net asset value, end of year	$10.91	$11.93	$11.06	$11.81	$11.49
Total Return(c)	(4.11)%	13.79%	(.46)%	8.88%	4.14%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.84%	.86%	.89%	.91%	1.03%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.83%	.80%	.82%	.80%	.84%
Expenses, excluding expense reductions and expenses reimbursed	.84%	.86%	.89%	.91%	1.03%
Net investment income	4.87%	5.52%	6.24%	5.88%	7.13%

Supplemental Data:
Net assets, end of year (000)	$1,071,511	$1,185,644	$919,758	$1,236,637	$976,708
Portfolio turnover rate	24.47%	27.20%	40.94%	37.68%	32.88%
(a)	Calculated using average shares outstanding during the year.
(b)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	153

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.93	$11.06	$11.81	$11.50	$11.89
Investment operations:
Net investment income(a)	.50	.56	.62	.59	.66
Net realized and unrealized gain (loss)	(1.03)	.85	(.77)	.30	(.37	)(b)
Total from investment operations	(.53)	1.41	(.15)	.89	.29
Distributions to shareholders from:
Net investment income	(.48)	(.54)	(.60)	(.58)	(.68)
Net asset value, end of year	$10.92	$11.93	$11.06	$11.81	$11.50
Total Return(c)	(4.64)%	13.08%	(1.11)%	7.99%	3.57%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.49%	1.49%	1.56%	1.65%	1.66%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	1.47%	1.44%	1.48%	1.55%	1.48%
Expenses, excluding expense reductions and expenses reimbursed	1.49%	1.49%	1.56%	1.65%	1.67%
Net investment income	4.23%	4.91%	5.59%	5.14%	6.55%

Supplemental Data:
Net assets, end of year (000)	$407,217	$526,880	$450,802	$585,366	$455,042
Portfolio turnover rate	24.47%	27.20%	40.94%	37.68%	32.88%
(a)	Calculated using average shares outstanding during the year.
(b)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

154	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class F Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.94	$11.07	$11.82	$11.50	$11.90
Investment operations:
Net investment income(a)	.59	.64	.70	.69	.70
Net realized and unrealized gain (loss)	(1.04)	.85	(.76)	.30	(.34	)(b)
Total from investment operations	(.45)	1.49	(.06)	.99	.36
Distributions to shareholders from:
Net investment income	(.57)	(.62)	(.69)	(.67)	(.76)
Net asset value, end of year	$10.92	$11.94	$11.07	$11.82	$11.50
Total Return(c)	(4.01)%	13.89%	(.35)%	8.98%	4.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.74%	.76%	.79%	.81%	.91%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.72%	.70%	.72%	.71%	.73%
Expenses, excluding expense reductions and expenses reimbursed	.74%	.76%	.79%	.81%	.91%
Net investment income	4.94%	5.60%	6.35%	5.97%	6.83%

Supplemental Data:
Net assets, end of year (000)	$228,484	$258,682	$175,052	$215,479	$112,500
Portfolio turnover rate	24.47%	27.20%	40.94%	37.68%	32.88%
(a)	Calculated using average shares outstanding during the year.
(b)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	155

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class I Shares
	Year Ended 9/30			7/26/2010(a) to
	2013	2012	2011	9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$11.94	$11.06	$11.81	$11.58
Investment operations:
Net investment income(b)	.60	.66	.68	.12
Net realized and unrealized gain (loss)	(1.04)	.85	(.74)	.23
Total from investment operations	(.44)	1.51	(.06)	.35
Distributions to shareholders from:
Net investment income	(.58)	(.63)	(.69)	(.12)
Net asset value, end of period	$10.92	$11.94	$11.06	$11.81
Total Return(c)	(3.92)%	14.08%	(.28)%	3.05	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(e)	.62%	.60%	.62%	.62	%(f)
Expenses, excluding expense reductions	.64%	.66%	.70%	.72	%(f)
Net investment income	5.04%	5.78%	6.18%	5.75	%(f)

Supplemental Data:
Net assets, end of period (000)	$2,255	$1,629	$2,258	$112
Portfolio turnover rate	24.47%	27.20%	40.94%	37.68%
(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

156	See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.94	$11.07	$11.82	$11.50	$11.90
Investment operations:
Net investment income(a)	.56	.61	.67	.66	.71
Net realized and unrealized gain (loss)	(1.04)	.85	(.77)	.30	(.39	)(b)
Total from investment operations	(.48)	1.46	(.10)	.96	.32
Distributions to shareholders from:
Net investment income	(.54)	(.59)	(.65)	(.64)	(.72)
Net asset value, end of year	$10.92	$11.94	$11.07	$11.82	$11.50
Total Return(c)	(4.29)%	13.56%	(.65)%	8.67%	3.87%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.07%	1.08%	1.11%	1.12%	1.26%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	1.05%	1.02%	1.04%	1.02%	1.08%
Expenses, excluding expense reductions and expenses reimbursed	1.07%	1.08%	1.11%	1.12%	1.26%
Net investment income	4.69%	5.36%	6.07%	5.71%	7.04%

Supplemental Data:
Net assets, end of year (000)	$12	$12	$11	$11	$10
Portfolio turnover rate	24.47%	27.20%	40.94%	37.68%	32.88%
(a)	Calculated using average shares outstanding during the year.
(b)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	157

Financial Highlights

CALIFORNIA TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.73	$ 9.90	$10.24	$10.17	$ 9.38
Investment operations:
Net investment income(a)	.38	.43	.48	.47	.45
Net realized and unrealized gain (loss)	(.64)	.83	(.35)	.07	.80
Total from investment operations	(.26)	1.26	.13	.54	1.25
Distributions to shareholders from:
Net investment income	(.37)	(.43)	(.47)	(.47)	(.46)
Net asset value, end of year	$10.10	$10.73	$ 9.90	$10.24	$10.17
Total Return(b)	(2.51)%	12.94%	1.56%	5.52%	13.92%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.81%	.82%	.85%	.84%	.91%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.81%	.79%	.79%	.78%	.78%
Expenses, excluding expense reductions and expenses reimbursed	.81%	.82%	.85%	.84%	.91%
Net investment income	3.54%	4.16%	4.96%	4.74%	4.87%

Supplemental Data:
Net assets, end of year (000)	$166,443	$191,127	$150,423	$166,247	$159,768
Portfolio turnover rate	18.05%	28.15%	36.60%	47.68%	34.04%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

158	See Notes to Financial Statements.

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.73	$ 9.90	$10.25	$10.17	$ 9.39
Investment operations:
Net investment income(a)	.31	.36	.42	.40	.38
Net realized and unrealized gain (loss)	(.64)	.83	(.36)	.08	.80
Total from investment operations	(.33)	1.19	.06	.48	1.18
Distributions to shareholders from:
Net investment income	(.30)	(.36)	(.41)	(.40)	(.40)
Net asset value, end of year	$10.10	$10.73	$ 9.90	$10.25	$10.17
Total Return(b)	(3.15)%	12.23%	.80%	4.88%	13.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.47%	1.45%	1.50%	1.55%	1.60%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.47%	1.42%	1.44%	1.49%	1.48%
Expenses, excluding expense reductions and expenses reimbursed	1.47%	1.45%	1.50%	1.55%	1.60%
Net investment income	2.88%	3.51%	4.32%	4.02%	4.14%

Supplemental Data:
Net assets, end of year (000)	$33,741	$38,712	$28,023	$33,280	$28,896
Portfolio turnover rate	18.05%	28.15%	36.60%	47.68%	34.04%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	159

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.73	$ 9.90	$10.24	$10.17	$ 9.38
Investment operations:
Net investment income(a)	.39	.44	.49	.48	.46
Net realized and unrealized gain (loss)	(.64)	.83	(.35)	.07	.80
Total from investment operations	(.25)	1.27	.14	.55	1.26
Distributions to shareholders from:
Net investment income	(.38)	(.44)	(.48)	(.48)	(.47)
Net asset value, end of year	$10.10	$10.73	$ 9.90	$10.24	$10.17
Total Return(b)	(2.42)%	13.04%	1.65%	5.62%	14.06%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.71%	.72%	.75%	.74%	.79%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.71%	.69%	.69%	.68%	.67%
Expenses, excluding expense reductions and expenses reimbursed	.71%	.72%	.75%	.74%	.79%
Net investment income	3.63%	4.23%	5.06%	4.81%	4.84%

Supplemental Data:
Net assets, end of year (000)	$21,549	$22,344	$14,605	$12,683	$6,578
Portfolio turnover rate	18.05%	28.15%	36.60%	47.68%	34.04%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

160	See Notes to Financial Statements.

Financial Highlights (concluded)

CALIFORNIA TAX FREE FUND

	Class I Shares
	Year Ended 9/30		1/31/2011(a) to
	2013	2012	9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.73	$ 9.90	$9.24
Investment operations:
Net investment income(b)			—	(c)
Net realized and unrealized loss			(.01)
Total from investment operations			(.01)
Net asset value on SEC Effective Date, 2/1/2011			$9.23
Investment operations:
Net investment income(b)	.40	.45	.33
Net realized and unrealized gain (loss)	(.65)	.83	.67	(d)
Total from investment operations	(.25)	1.28	1.00
Distributions to shareholders from:
Net investment income	(.39)	(.45)	(.33)
Net asset value, end of period	$10.09	$10.73	$9.90
Total Return(e)			10.89	%(f)(g)
Total Return(e)	(2.40)%	13.17%	10.99	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.61%	.59%	.60	%(j)
Expenses, excluding expense reductions	.62%	.62%	.69	%(j)
Net investment income	3.77%	4.39%	5.24	%(j)

Supplemental Data:
Net assets, end of period (000)	$12	$13	$11
Portfolio turnover rate	18.05%	28.15%	36.60%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.	161

Financial Highlights

NEW JERSEY TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2013	2012		2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of year	$5.07	$4.69		$4.85		$4.78		$4.43
Investment operations:
Net investment income(a)	.17	.19		.21		.21		.21
Net realized and unrealized gain (loss)	(.41)	.38		(.16)		.07		.35
Total from investment operations	(.24)	.57		.05		.28		.56
Distributions to shareholders from:
Net investment income	(.17)	(.19)		(.21)		(.21)		(.21)
Net asset value, end of year	$4.66	$5.07		$4.69		$4.85		$4.78
Total Return(b)	(4.85)%	12.41%		1.23%		6.13%		13.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.82%	.83%		.85%		.83%		.81%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.82%	.82	%(c)	.82	%(c)	.80	%(c)	.81%
Expenses, excluding expense reductions and expenses reimbursed	.82%	.83%		.85%		.83%		.81%
Net investment income	3.47%	3.96%		4.62%		4.53%		4.78%

Supplemental Data:
Net assets, end of year (000)	$121,722	$136,085		$113,783		$125,722		$128,778
Portfolio turnover rate	18.17%	31.06%		23.14%		32.22%		20.68%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

162	See Notes to Financial Statements.

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2013	2012		2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of year	$5.07	$4.69		$4.85		$4.78		$4.43
Investment operations:
Net investment income(a)	.18	.20		.22		.22		.21
Net realized and unrealized gain (loss)	(.41)	.38		(.17)		.07		.35
Total from investment operations	(.23)	.58		.05		.29		.56
Distributions to shareholders from:
Net investment income	(.18)	(.20)		(.21)		(.22)		(.21)
Net asset value, end of year	$4.66	$5.07		$4.69		$4.85		$4.78
Total Return(b)	(4.76)%	12.51%		1.33%		6.23%		13.26%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.72%	.73%		.75%		.72%		.70%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.72%	.72	%(c)	.72	%(c)	.70	%(c)	.70%
Expenses, excluding expense reductions and expenses reimbursed	.72%	.73%		.75%		.72%		.70%
Net investment income	3.55%	3.98%		4.70%		4.61%		4.73%

Supplemental Data:
Net assets, end of year (000)	$4,782	$7,400		$3,949		$2,775		$969
Portfolio turnover rate	18.17%	31.06%		23.14%		32.22%		20.68%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	163

Financial Highlights (concluded)

NEW JERSEY TAX FREE FUND

	Class I Shares
	Year Ended 9/30			1/31/2011(a) to
	2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$5.07	$4.69		$4.42
Investment operations:
Net investment income(b)				—	(c)
Net realized and unrealized loss				(.01)
Total from investment operations				(.01)
Net asset value on SEC Effective Date, 2/1/2011				$4.41
Investment operations:
Net investment income(b)	.18	.21		.15
Net realized and unrealized gain (loss)	(.41)	.37		.28	(d)
Total from investment operations	(.23)	.58		.43
Distributions to shareholders from:
Net investment income	(.18)	(.20)		(.15)
Net asset value, end of period	$4.66	$5.07		$4.69
Total Return(e)				9.79	%(f)(g)
Total Return(e)	(4.63)%	12.43%		10.02	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions	.61%	.60	%(i)	.59	%(i)(j)
Expenses, excluding expense reductions	.61%	.61%		.64	%(j)
Net investment income	3.70%	4.18%		4.85	%(j)

Supplemental Data:
Net assets, end of period (000)	$12	$12		$11
Portfolio turnover rate	18.17%	31.06%		23.14%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

164	See Notes to Financial Statements.

Financial Highlights

NEW YORK TAX FREE FUND

	Class A Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.38	$10.66	$10.96	$10.78	$ 9.71
Investment operations:
Net investment income(a)	.37	.43	.48	.49	.48
Net realized and unrealized gain (loss)	(.79)	.73	(.30)	.17	1.06
Total from investment operations	(.42)	1.16	.18	.66	1.54
Distributions to shareholders from:
Net investment income	(.37)	(.44)	(.48)	(.48)	(.47)
Net asset value, end of year	$10.59	$11.38	$10.66	$10.96	$10.78
Total Return(b)	(3.80)%	11.05%	1.85%	6.37%	16.49%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.78%	.84%	.85%	.85%	.87%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.78%	.78%	.78%	.77%	.78%
Expenses, excluding expense reductions and expenses reimbursed	.78%	.84%	.85%	.85%	.87%
Net investment income	3.33%	3.95%	4.64%	4.55%	4.90%

Supplemental Data:
Net assets, end of year (000)	$262,089	$285,447	$216,126	$238,259	$231,452
Portfolio turnover rate	16.89%	18.34%	47.37%	30.34%	22.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	165

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class C Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.37	$10.65	$10.95	$10.76	$ 9.70
Investment operations:
Net investment income(a)	.30	.36	.42	.41	.41
Net realized and unrealized gain (loss)	(.79)	.72	(.31)	.19	1.06
Total from investment operations	(.49)	1.08	.11	.60	1.47
Distributions to shareholders from:
Net investment income	(.30)	(.36)	(.41)	(.41)	(.41)
Net asset value, end of year	$10.58	$11.37	$10.65	$10.95	$10.76
Total Return(b)	(4.43)%	10.36%	1.19%	5.74%	15.69%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.44%	1.47%	1.50%	1.54%	1.55%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.43%	1.42%	1.43%	1.46%	1.46%
Expenses, excluding expense reductions and expenses reimbursed	1.44%	1.47%	1.50%	1.54%	1.55%
Net investment income	2.67%	3.31%	3.99%	3.85%	4.21%

Supplemental Data:
Net assets, end of year (000)	$45,152	$50,407	$38,627	$42,397	$37,554
Portfolio turnover rate	16.89%	18.34%	47.37%	30.34%	22.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

166	See Notes to Financial Statements.

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class F Shares
	Year Ended 9/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.39	$10.67	$10.97	$10.78	$ 9.72
Investment operations:
Net investment income(a)	.38	.44	.49	.50	.48
Net realized and unrealized gain (loss)	(.79)	.73	(.30)	.18	1.06
Total from investment operations	(.41)	1.17	.19	.68	1.54
Distributions to shareholders from:
Net investment income	(.38)	(.45)	(.49)	(.49)	(.48)
Net asset value, end of year	$10.60	$11.39	$10.67	$10.97	$10.78
Total Return(b)	(3.70)%	11.15%	1.95%	6.57%	16.51%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.68%	.74%	.75%	.75%	.77%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.68%	.68%	.68%	.67%	.68%
Expenses, excluding expense reductions and expenses reimbursed	.68%	.74%	.75%	.75%	.77%
Net investment income	3.42%	3.99%	4.73%	4.64%	4.81%

Supplemental Data:
Net assets, end of year (000)	$16,844	$16,491	$7,907	$7,631	$3,143
Portfolio turnover rate	16.89%	18.34%	47.37%	30.34%	22.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	167

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Class I Shares
	Year Ended 9/30		1/31/2011(a) to
	2013	2012	9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$11.39	$10.67	$10.10
Investment operations:
Net investment income(b)			—	(c)
Net realized and unrealized loss			(.01)
Total from investment operations			(.01)
Net asset value on SEC Effective Date, 2/1/2011			$10.09
Investment operations:
Net investment income(b)	.39	.41	.34
Net realized and unrealized gain (loss)	(.79)	.77	.58	(d)
Total from investment operations	(.40)	1.18	.92
Distributions to shareholders from:
Net investment income	(.39)	(.46)	(.34)
Net asset value, end of period	$10.60	$11.39	$10.67
Total Return(e)			9.12	%(f)(g)
Total Return(e)	(3.60)%	11.30%	9.21	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.58%	.58%	.57	%(j)
Expenses, excluding expense reductions	.59%	.64%	.67	%(j)
Net investment income	3.54%	3.68%	4.91	%(j)

Supplemental Data:
Net assets, end of period (000)	$587	$265	$11
Portfolio turnover rate	16.89%	18.34%	47.37%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

168	See Notes to Financial Statements.

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,I and P

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. High Yield’s Class B shares were fully redeemed on March 12, 2013. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2010 through September 30,

Notes to Financial Statements (continued)

2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of September 30, 2013, each Fund, except Short Duration and AMT Free, had open futures contracts.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity

Notes to Financial Statements (continued)

support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2013, as well as the average trust certificates outstanding for the fiscal year ended September 30, 2013:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$17,000,000.08%		$34,154,380	$17,000,000
Intermediate	11,815,000	.07% - .09%	24,548,264	11,815,000
AMT Free	—	—	—	—
National	62,165,000	.07% - .12%	136,979,605	68,351,000
High Yield	41,160,000	.07% - .12%	90,191,092	47,460,000
California	1,500,000.08%		3,365,190	1,500,000
New Jersey	—	—	—	—
New York	4,030,000.08%		8,893,645	4,030,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of September 30, 2013, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets. Effective February 1, 2013, the management agreement was amended, resulting in the following annual rates:

	Effective February 1, 2013	Prior to February 1, 2013
First $2 billion	.40%	.40%
Next $3 billion	.375%	.375%
Next $5 billion	.35%	.35%
Over $10 billion	.32%	.35%

The management fee for each of AMT Free and High Yield is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (continued)

For the fiscal year ended September 30, 2013, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Effective Management
Fee
Short Duration	.32%
Intermediate	.37%
AMT Free	.21%
National	.42%
High Yield	.47%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period February 1, 2013 through January 31, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Short Duration, Intermediate and AMT Free and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, do not exceed an annualized rate of .43%, .49% and .40%, respectively. This agreement may be terminated only upon the approval of the Board.

For the twelve month period through January 31, 2013, Lord Abbett had contractually agreed to waive all or a portion of its management fee for Short Duration, Intermediate and AMT Free and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, did not exceed an annualized rate of .41%, .47% and .35%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees	Class A	Class B	Class C(1)	Class F	Class P
Service	.15%	.25%	.25%	—	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)	The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended September 30, 2013:

Notes to Financial Statements (continued)

	Distributor Commissions	Dealers’ Concessions
Short Duration	$85,576	$515,185
Intermediate	296,263	1,749,013
AMT Free	31,773	185,947
National	263,744	1,573,937
High Yield	229,179	1,458,049
California	19,497	108,593
New Jersey	8,220	49,562
New York	22,400	141,981

Distributor received the following amount of CDSCs for the fiscal year ended September 30, 2013:

	Class A	Class C
Short Duration	$483,936	$113,184
Intermediate	420,120	220,301
AMT Free	35,817	16,031
National	114,516	64,792
High Yield	236,517	99,509
California	32,159	16,300
New Jersey	195	—
New York	41,361	9,799

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended September 30, 2013 and 2012 was as follows:

		Short Duration		Intermediate
	Year Ended 9/30/2013	Year Ended 9/30/2012	Year Ended 9/30/2013	Year Ended 9/30/2012
Distributions paid from:
Tax-exempt income	$33,284,372	$34,337,008	$103,198,545	$91,374,736
Net long-term capital gains	1,187,055	1,326,190	—	—
Total distributions paid	$34,471,427	$35,663,198	$103,198,545	$91,374,736

Notes to Financial Statements (continued)

		AMT Free		National
	Year Ended 9/30/2013	Year Ended 9/30/2012	Year Ended 9/30/2013	Year Ended 9/30/2012
Distributions paid from:
Tax-exempt income	$6,467,944	$4,639,188	$75,945,903	$79,268,242
Ordinary income	41,059	—	1,076,800	—
Total distributions paid	$6,509,003	$4,639,188	$77,022,703	$79,268,242

		High Yield		California
	Year Ended 9/30/2013	Year Ended 9/30/2012	Year Ended 9/30/2013	Year Ended 9/30/2012
Distributions paid from:
Tax-exempt income	$92,541,609	$85,717,155	$8,736,647	$8,748,816
Ordinary income	1,297,836	827,394	47,167	—
Total distributions paid	$93,839,445	$86,544,549	$8,783,814	$8,748,816

		New Jersey		New York
	Year Ended 9/30/2013	Year Ended 9/30/2012	Year Ended 9/30/2013	Year Ended 9/30/2012
Distributions paid from:
Tax-exempt income	$5,076,631	$5,148,928	$12,009,332	$11,328,508
Total distributions paid	$5,076,631	$5,148,928	$12,009,332	$11,328,508

As of September 30, 2013, the components of accumulated gains (losses) on a tax-basis were as follows:

	Short Duration	Intermediate
Undistributed tax-exempt income-net	$232,023	$1,025,694
Undistributed long-term capital gains	1,909,036	21,275,393
Total undistributed earnings	2,141,059	22,301,087
Temporary differences	(148,780)	(215,580)
Unrealized gains-net	5,713,153	12,835,234
Total accumulated gains-net	$7,705,432	$34,920,741

	AMT Free	National
Undistributed tax-exempt income-net	$94,996	$1,926,758
Total undistributed earnings	94,996	1,926,758
Capital loss carryforwards*	—	(11,663,983)
Temporary differences	(600,368)	(13,288,685)
Unrealized losses-net	(4,399,075)	(19,498,308)
Total accumulated losses-net	$(4,904,447)	$(42,524,218)

	High Yield	California
Undistributed tax-exempt income-net	$1,287,152	$—
Total undistributed earnings	1,287,152	—
Capital loss carryforwards*	(323,097,007)	(10,751,072)
Temporary differences	(12,002,939)	(651,898)
Unrealized gains (losses)-net	(133,671,664)	4,083,108
Total accumulated losses-net	$(467,484,458)	$(7,319,862)

Notes to Financial Statements (continued)

	New Jersey	New York
Capital loss carryforwards*	$(6,797,300)	$(10,338,312)
Temporary differences	(262,721)	(1,526,149)
Unrealized losses-net	(2,496,296)	(2,830,957)
Total accumulated losses-net	$(9,556,317)	$(14,695,418)

*	As of September 30, 2013, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2014	2015	2016	2017	2018	2019	Indefinite	Total
National	$—	$—	$—	$—	$11,663,983	$—	$—	$11,663,983
High Yield	1,759,893	9,152,078	16,838,530	112,613,733	77,996,014	36,257,876	68,478,883	323,097,007
California	—	429,137	3,345	1,405,669	5,151,330	502,921	3,258,670	10,751,072
New Jersey	87,412	—	—	—	4,168,179	1,290,500	1,251,209	6,797,300
New York	562,562	—	—	1,280,143	5,906,184	2,268,803	320,620	10,338,312

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer post-October capital losses during the fiscal 2013 as follows:

AMT Free	$593,719
National	12,819,548
High Yield	11,819,410
California	162,011
New York	640,588

As of September 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$2,563,486,896	$23,314,955	$(17,601,802)	$5,713,153
Intermediate	3,313,975,348	100,763,215	(87,927,981)	12,835,234
AMT Free	147,373,094	2,733,213	(7,132,288)	(4,399,075)
National	1,726,251,049	67,439,059	(86,937,367)	(19,498,308)
High Yield	1,802,590,813	67,041,786	(200,713,450)	(133,671,664)
California	213,792,011	10,120,217	(6,037,109)	4,083,108
New Jersey	124,846,271	4,129,701	(6,625,997)	(2,496,296)
New York	321,194,804	9,992,282	(12,823,239)	(2,830,957)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, wash sales and other temporary adjustments.

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended September 30, 2013 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Short Duration	$(90,457)	$90,457
Intermediate	(79,278)	79,278
AMT Free	(8,707)	8,707
National	(160,938)	160,938
High Yield	(21,848)	21,848
California	(9,022)	9,022
New Jersey	3,406	(3,406)
New York	(10,678)	10,678

The permanent differences are attributable to the tax treatment of accretion on market discount.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended September 30, 2013 were as follows:

	Purchases	Sales
Short Duration	$631,496,428	$510,611,732
Intermediate	1,196,753,797	1,302,494,789
AMT Free	82,968,776	93,007,493
National	704,990,887	849,804,195
High Yield	501,131,098	615,023,349
California	45,826,356	57,876,831
New Jersey	26,131,084	30,542,559
New York	66,967,074	62,136,231

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2013.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except Short Duration entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2013 (as described in note 2(f)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2013, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain/(loss) and net change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

Notes to Financial Statements (continued)

The following is a summary of U.S. Treasury futures contracts as of and during the fiscal year ended September 30, 2013:

	Net Unrealized Depreciation as of September 30, 2013	Net Realized Gain	Net Change in Unrealized Appreciation/ Depreciation	Average Number of Contracts*
Intermediate	$(307,521)	$8,985,268	$138,521	832
AMT Free	—	377,949	17,553	57
National	(1,100,271)	5,972,083	(1,024,313)	629
High Yield	(917,846)	4,774,620	(828,179)	618
California	(65,346)	596,139	3,012	88
New Jersey	(87,521)	428,477	(79,103)	50
New York	(189,568)	1,092,724	(169,427)	111

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2013.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

9.	LINE OF CREDIT

During the fiscal year ended September 30, 2013, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective July 1, 2013, the Funds and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

Notes to Financial Statements (continued)

During the fiscal year ended September 30, 2013, a participating fund also managed by Lord Abbett utilized the Facility and fully repaid its borrowings on June 13, 2013. As of September 30, 2013, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, each Fund, to the extent it invests in long-term bonds and inverse floaters, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, and High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free and High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield

Notes to Financial Statements (continued)

may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Year Ended September 30, 2013		Year Ended September 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	40,427,080	$642,925,053	42,634,932	$677,233,559
Reinvestment of distributions	917,815	14,572,874	962,340	15,283,241
Shares reacquired	(41,978,110)	(666,124,307)	(27,890,001)	(442,708,942)
Increase (decrease)	(633,215)	$(8,626,380)	15,707,271	$249,807,858

Class C Shares
Shares sold	6,098,242	$96,872,477	6,990,353	$111,023,211
Reinvestment of distributions	83,037	1,319,056	102,850	1,632,797
Shares reacquired	(6,663,608)	(105,666,893)	(3,894,296)	(61,852,259)
Increase (decrease)	(482,329)	$(7,475,360)	3,198,907	$50,803,749

Class F Shares
Shares sold	40,838,069	$648,324,294	37,232,554	$591,634,817
Reinvestment of distributions	282,655	4,488,181	274,754	4,364,848
Shares reacquired	(37,007,827)	(587,157,501)	(16,502,555)	(262,303,705)
Increase	4,112,897	$65,654,974	21,004,753	$333,695,960

Class I Shares
Shares sold	5,227,262	$82,454,947	2,584,913	$41,036,826
Reinvestment of distributions	24,935	395,562	15,568	247,626
Shares reacquired	(2,402,569)	(38,131,149)	(1,553,382)	(24,693,271)
Increase	2,849,628	$44,719,360	1,047,099	$16,591,181

Notes to Financial Statements (continued)

Intermediate	Year Ended September 30, 2013		Year Ended September 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	73,834,189	$809,597,096	93,112,669	$1,002,185,243
Converted from Class B*	24,921	270,660	34,912	375,792
Reinvestment of distributions	4,173,006	45,271,282	3,565,467	38,478,162
Shares reacquired	(91,435,385)	(985,095,405)	(40,951,426)	(439,417,803)
Increase (decrease)	(13,403,269)	$(129,956,367)	55,761,622	$601,621,394

Class B Shares
Shares sold	48,010	$522,066	29,128	$313,376
Reinvestment of distributions	6,043	65,556	8,701	93,516
Shares reacquired	(131,802)	(1,423,668)	(85,187)	(913,705)
Converted to Class A*	(24,943)	(270,660)	(34,944)	(375,792)
Decrease	(102,692)	$(1,106,706)	(82,302)	$(882,605)

Class C Shares
Shares sold	17,160,063	$188,293,927	26,726,818	$287,280,002
Reinvestment of distributions	865,592	9,374,231	775,821	8,358,675
Shares reacquired	(21,169,831)	(226,914,490)	(7,103,145)	(76,377,675)
Increase (decrease)	(3,144,176)	$(29,246,332)	20,399,494	$219,261,002

Class F Shares
Shares sold	52,836,876	$578,923,973	55,913,926	$600,833,634
Reinvestment of distributions	1,256,977	13,635,709	973,940	10,522,333
Shares reacquired	(60,041,670)	(643,628,093)	(17,386,747)	(187,081,406)
Increase (decrease)	(5,947,817)	$(51,068,411)	39,501,119	$424,274,561

Class I Shares
Shares sold	3,793,533	$41,289,609	3,505,459	$37,682,400
Reinvestment of distributions	59,182	642,548	23,494	255,009
Shares reacquired	(2,231,633)	(24,331,370)	(362,249)	(3,939,197)
Increase	1,621,082	$17,600,787	3,166,704	$33,998,212

Class P Shares
Reinvestment of distributions	33.437	$358	37.982	$409
Increase	33.437	$358	37.982	$409

AMT Free	Year Ended September 30, 2013		Year Ended September 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,771,823	$78,414,729	5,125,553	$80,830,989
Reinvestment of distributions	247,248	3,963,850	159,905	2,542,938
Shares reacquired	(4,985,348)	(79,318,161)	(2,341,903)	(37,010,690)
Increase	33,723	$3,060,418	2,943,555	$46,363,237

Class C Shares
Shares sold	722,547	$11,927,539	1,004,269	$15,895,353
Reinvestment of distributions	26,115	418,440	12,078	192,957
Shares reacquired	(546,636)	(8,626,986)	(70,344)	(1,119,948)
Increase	202,026	$3,718,993	946,003	$14,968,362

Notes to Financial Statements (continued)

AMT Free	Year Ended September 30, 2013		Year Ended September 30, 2012
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,322,162	$21,691,638	1,972,709	$31,322,368
Reinvestment of distributions	37,137	598,767	14,665	235,359
Shares reacquired	(2,102,645)	(33,491,915)	(249,847)	(3,989,887)
Increase (decrease)	(743,346)	$(11,201,510)	1,737,527	$27,567,840

Class I Shares
Shares sold	1,218	$20,000	893,026	$14,222,738
Reinvestment of distributions	3,753	62,133	59	948
Shares reacquired	(508,734)	(8,219,791)	(382,874)	(6,150,000)
Increase (decrease)	(503,763)	$(8,137,658)	510,211	$8,073,686

National	Year Ended September 30, 2013		Year Ended September 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	26,550,235	$305,968,554	28,420,946	$315,267,233
Converted from Class B*	64,076	728,359	120,130	1,323,114
Reinvestment of distributions	4,876,144	55,115,049	5,018,202	55,496,738
Shares reacquired	(42,882,010)	(478,436,502)	(20,036,068)	(220,598,682)
Increase (decrease)	(11,391,555)	$(116,624,540)	13,523,210	$151,488,403

Class B Shares
Shares sold	24,447	$281,007	31,421	$339,685
Reinvestment of distributions	13,624	154,992	21,004	232,543
Shares reacquired	(133,874)	(1,496,893)	(130,923)	(1,450,927)
Converted to Class A*	(63,765)	(728,359)	(119,536)	(1,323,114)
Decrease	(159,568)	$(1,789,253)	(198,034)	$(2,201,813)

Class C Shares
Shares sold	4,467,729	$51,718,089	5,516,258	$61,212,972
Reinvestment of distributions	396,175	4,482,770	371,609	4,118,872
Shares reacquired	(6,871,545)	(76,530,016)	(2,242,441)	(24,765,890)
Increase (decrease)	(2,007,641)	$(20,329,157)	3,645,426	$40,565,954

Class F Shares
Shares sold	6,886,175	$79,063,508	5,825,691	$64,453,660
Reinvestment of distributions	286,662	3,242,014	210,971	2,341,872
Shares reacquired	(8,114,480)	(89,985,759)	(2,388,365)	(26,257,268)
Increase (decrease)	(941,643)	$(7,680,237)	3,648,297	$40,538,264

Class I Shares
Shares sold	76,223	$884,418	5,686	$65,206
Reinvestment of distributions	1,680	18,732	62	695
Shares reacquired	(16,832)	(179,066)	—	—
Increase	61,071	$724,084	5,748	$65,901

Notes to Financial Statements (continued)

High Yield	Year Ended September 30, 2013		Year Ended September 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	40,708,559	$481,261,804	33,169,150	$380,677,984
Converted from Class B*	1,003	12,204	—	—
Reinvestment of distributions	4,316,702	50,978,450	3,917,450	44,772,742
Shares reacquired	(46,215,107)	(539,890,865)	(20,893,388)	(235,241,433)
Increase (decrease)	(1,188,843)	$(7,638,407)	16,193,212	$190,209,293

Class B Shares
Reinvestment of distributions	6	$78	44.665	$512
Shares reacquired	(3)	(44)	—	—
Converted to Class A*	(1,002)	(12,204)	—	—
Increase (decrease)	(999)	$(12,170)	44.665	$512

Class C Shares
Shares sold	7,547,244	$91,004,457	9,914,109	$113,874,665
Reinvestment of distributions	1,264,557	14,948,397	1,321,792	15,090,829
Shares reacquired	(15,655,364)	(183,113,266)	(7,844,922)	(88,941,259)
Increase (decrease)	(6,843,563)	$(77,160,412)	3,390,979	$40,024,235

Class F Shares
Shares sold	19,096,685	$230,409,225	12,839,207	$147,250,418
Reinvestment of distributions	725,875	8,590,763	520,235	5,968,087
Shares reacquired	(20,568,708)	(241,506,034)	(7,512,729)	(85,432,106)
Increase (decrease)	(746,148)	$(2,506,046)	5,846,713	$67,786,399

Class I Shares
Shares sold	325,375	$3,920,159	90,432	$1,043,602
Reinvestment of distributions	5,621	66,285	1,050	12,256
Shares reacquired	(260,895)	(3,116,006)	(159,093)	(1,854,911)
Increase (decrease)	70,101	$870,438	(67,611)	$(799,053)

Class P Shares
Reinvestment of distributions	48	$565	51.365	$591
Increase	48	$565	51.365	$591

California	Year Ended September 30, 2013		Year Ended September 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,767,244	$40,401,981	4,558,879	$47,597,103
Reinvestment of distributions	512,794	5,423,959	502,520	5,218,897
Shares reacquired	(5,608,736)	(58,454,980)	(2,442,508)	(25,218,536)
Increase (decrease)	(1,328,698)	$(12,629,040)	2,618,891	$27,597,464

Class C Shares
Shares sold	909,491	$9,782,806	1,239,388	$12,927,225
Reinvestment of distributions	76,201	806,615	69,196	719,790
Shares reacquired	(1,251,815)	(13,058,316)	(531,315)	(5,515,593)
Increase (decrease)	(266,123)	$(2,468,895)	777,269	$8,131,422

Notes to Financial Statements (continued)

California	Year Ended September 30, 2013		Year Ended September 30, 2012
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,127,752	$12,121,904	1,195,948	$12,474,687
Reinvestment of distributions	47,176	499,076	36,780	382,961
Shares reacquired	(1,123,161)	(11,731,883)	(625,484)	(6,533,390)
Increase	51,767	$889,097	607,244	$6,324,258

Class I Shares
Reinvestment of distributions	45	$469	49	$513
Increase	45	$469	49	$513

New Jersey	Year Ended September 30, 2013		Year Ended September 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,764,261	$19,106,426	8,392,260	$40,514,369
Reinvestment of distributions	634,657	3,142,480	782,762	3,836,105
Shares reacquired	(5,118,826)	(24,775,700)	(6,583,445)	(31,927,739)
Increase (decrease)	(719,908)	$(2,526,794)	2,591,577	$12,422,735

Class F Shares
Shares sold	495,293	$2,499,625	1,041,622	$5,116,257
Reinvestment of distributions	29,795	147,596	24,444	120,686
Shares reacquired	(958,148)	(4,582,960)	(448,666)	(2,207,709)
Increase (decrease)	(433,060)	$(1,935,739)	617,400	$3,029,234

Class I Shares
Reinvestment of distributions	91	$451	98	$485
Increase	91	$451	98	$485

New York	Year Ended September 30, 2013		Year Ended September 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,157,810	$70,282,466	6,773,327	$75,297,315
Reinvestment of distributions	712,573	7,934,450	610,578	6,745,539
Shares reacquired	(7,203,158)	(79,186,772)	(2,571,509)	(28,328,743)
Increase (decrease)	(332,775)	$(969,856)	4,812,396	$53,714,111

Class C Shares
Shares sold	912,372	$10,354,785	1,339,145	$14,844,381
Reinvestment of distributions	77,383	860,498	73,210	807,397
Shares reacquired	(1,155,453)	(12,690,140)	(604,643)	(6,677,400)
Increase (decrease)	(165,698)	$(1,474,857)	807,712	$8,974,378

Class F Shares
Shares sold	1,032,465	$11,720,929	918,529	$10,111,498
Reinvestment of distributions	33,901	377,885	29,164	323,460
Shares reacquired	(924,924)	(10,157,826)	(240,832)	(2,670,085)
Increase	141,442	$1,940,988	706,861	$7,764,873

Notes to Financial Statements (concluded)

New York	Year Ended September 30, 2013		Year Ended September 30, 2012
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	30,837	$350,000	22,038	$250,000
Reinvestment of distributions	1,405	15,483	192	2,164
Shares reacquired	(96)	(1,083)	—	—
Increase	32,146	$364,400	22,230	$252,164

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13.	RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011–11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011–11 and ASU 2013–01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011–11 and ASU 2013–01 will have on the Funds’ financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Municipal Income Fund, Inc. and the Shareholders of Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund and Lord Abbett New York Tax-Free Income Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Municipal Income Fund, Inc. (the “Company”) comprising the Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund (collectively, the “Funds”), as of September 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Lord Abbett Municipal Income Fund, Inc. as of September 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 26, 2013

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Company’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.
Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Lend Lease Corporation Limited, an international retail and residential property group (2006 - 2012).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 - 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 - 2009); and Officer and Director of Trinsum Group, a holding company (2007 - 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 - 2011).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006	Partner and Director, joined Lord Abbett in 2006.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Philip B. Herman (1977)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007.

Lawrence H. Kaplan (1957)	Chief Compliance Officer, Vice President and Secretary	Elected as Vice President and Secretary in 1997 and Chief Compliance Officer in 2013	Partner, General Counsel, and Chief Compliance Officer, joined Lord Abbett in 1997.

Paul A. Langlois (1968)	Vice President	Elected in 2012	Portfolio Manager, joined Lord Abbett in 2009 and was formerly a Senior Vice President and Investment Officer at J. & W. Seligman & Co. Incorporated and a Vice President and Analyst at Delaware Investments.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

100% of the income distributions paid by Short Duration, Intermediate, New Jersey and New York during the fiscal year ended September 30, 2013 is tax-exempt dividend income.

99% of the income distributions paid by AMT Free, National, High Yield and California during the fiscal year ended September 30, 2013 is tax-exempt dividend income.

Of the distributions paid by Short Duration to shareholders during the fiscal year ended September 30, 2013, $1,187,055 represents long-term capital gains.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund
Lord Abbett Intermediate Tax Free Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-2-0913 (11/13)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2013 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2013 and 2012 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2013	2012
Audit Fees {a}	$315,000	$308,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	315,000	308,000

Tax Fees {b}	48,150	46,953
All Other Fees	- 0 -	- 0 -

Total Fees	$363,150	$354,953

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2013 and 2012 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2013 and 2012 were:

	Fiscal year ended:
	2013	2012
All Other Fees {a}	$180,602	$170,618

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2013 and 2012 were:

	Fiscal year ended:
	2013		2012
All Other Fees	$	- 0 -	$	- 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2013